United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2010

Date of Reporting Period: 10/31/2010

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.13	$16.03	$28.14	$27.91	$25.06
Income From Investment Operations:
Net investment income	0.10[1]	0.17[1]	0.18[1]	0.15[1]	0.21[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.02	0.09	(6.60)	4.62	3.39
TOTAL FROM INVESTMENT OPERATIONS	2.12	0.26	(6.42)	4.77	3.60
Less Distributions:
Distributions from net investment income	(0.12)	(0.16)	(0.15)	(0.18)	(0.19)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	(0.12)	(0.16)	(5.69)	(4.54)	(0.75)
Net Asset Value, End of Period	$18.13	$16.13	$16.03	$28.14	$27.91
Total Return[2]	13.20%	1.71%	(27.70)%	19.78%	14.73%
Ratios to Average Net Assets:
Net expenses	1.24%[3]	1.23%[3]	1.25%[3]	1.23%[3]	1.24%[3]
Net investment income	0.58%	1.11%	0.88%	0.59%	0.79%
Expense waiver/reimbursement[4]	0.04%	0.08%	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$865,886	$943,922	$939,280	$1,433,917	$1,600,635
Portfolio turnover	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.23%, 1.22%, 1.24%, 1.22% and 1.23% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.32	$15.24	$27.07	$27.03	$24.30
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92	0.08	(6.31)	4.45	3.30
TOTAL FROM INVESTMENT OPERATIONS	1.88	0.12	(6.29)	4.40	3.29
Less Distributions:
Distributions from net investment income	—	(0.04)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	—	(0.04)	(5.54)	(4.36)	(0.56)
Net Asset Value, End of Period	$17.20	$15.32	$15.24	$27.07	$27.03
Total Return[2]	12.27%	0.83%	(28.29)%	18.82%	13.83%
Ratios to Average Net Assets:
Net expenses	2.10%[3]	2.10%[3]	2.05%[3]	2.03%[3]	2.04%[3]
Net investment income (loss)	(0.27)%	0.31%	0.10%	(0.22)%	(0.03)%
Expense waiver/reimbursement[4]	0.01%	0.02%	0.01%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$116,426	$163,827	$221,131	$423,377	$448,037
Portfolio turnover	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.09%, 2.09%, 2.04%, 2.02% and 2.03% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.29	$15.23	$27.05	$27.00	$24.28
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92	0.09	(6.30)	4.46	3.28
TOTAL FROM INVESTMENT OPERATIONS	1.88	0.13	(6.28)	4.41	3.28
Less Distributions:
Distributions from net investment income	—	(0.07)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	—	(0.07)	(5.54)	(4.36)	(0.56)
Net Asset Value, End of Period	$17.17	$15.29	$15.23	$27.05	$27.00
Total Return[3]	12.30%	0.89%	(28.27)%	18.89%	13.80%
Ratios to Average Net Assets:
Net expenses	2.06%[4]	2.06%[4]	2.03%[4]	2.01%[4]	2.03%[4]
Net investment income (loss)	(0.23)%	0.30%	0.11%	(0.20)%	(0.01)%
Expense waiver/reimbursement[5]	0.01%	0.02%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$77,045	$83,060	$88,572	$144,473	$145,655
Portfolio turnover	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05%, 2.02%, 2.00% and 2.02% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.94	$15.90	$27.98	$27.80	$24.94
Income From Investment Operations:
Net investment income	0.02[1]	0.11[1]	0.07[1]	0.03[1]	0.07[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00	0.08	(6.55)	4.61	3.40
TOTAL FROM INVESTMENT OPERATIONS	2.02	0.19	(6.48)	4.64	3.47
Less Distributions:
Distributions from net investment income	(0.03)	(0.15)	(0.06)	(0.10)	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	(0.03)	(0.15)	(5.60)	(4.46)	(0.61)
Net Asset Value, End of Period	$17.93	$15.94	$15.90	$27.98	$27.80
Total Return[2]	12.70%	1.30%	(28.05)%	19.26%	14.22%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.71%[3]	1.70%[3]	1.68%[3]	1.69%[3]
Net investment income	0.14%	0.78%	0.33%	0.11%	0.28%
Expense waiver/reimbursement[4]	0.01%	0.02%	0.01%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,290	$21,994	$39,155	$19,768	$13,669
Portfolio turnover	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.70%, 1.69%, 1.67% and 1.68% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.20	$6.29
Class B Shares	$1,000	$1,007.00	$10.57
Class C Shares	$1,000	$1,007.60	$10.47
Class K Shares	$1,000	$1,009.60	$8.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.95	$6.31
Class B Shares	$1,000	$1,014.67	$10.61
Class C Shares	$1,000	$1,014.77	$10.51
Class K Shares	$1,000	$1,016.74	$8.54
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	2.09%
Class C Shares	2.07%
Class K Shares	1.68%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2010, was 13.20%, 12.27%, 12.30% and 12.70% for Class A Shares, Class B Shares, Class C Shares and Class K Shares, respectively. Stocks, as measured by the Standard & Poor's 500 Index1 (S&P 500), a broad-based securities market index, rose 16.54% during the same period. The Fund's total returns reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The Fund's conservative portfolio posturing during the 12-month reporting period was driven by the anticipation of an unusually slow economic recovery in the United States. Two key measures for monitoring the strength of the economic recovery – employment growth and housing – continued to disappoint throughout the year. The decision by the Federal Reserve to begin a second round of quantitative easing (QE2) led to the robust rally in stocks in September and October. One of the consequences of additional stimulus created by QE2 has been a weakening of the U.S. dollar relative to other currencies. Our overweight position in the Materials sector benefitted from this currency movement.

We are seeing some positive developments in the secular environment for stocks. The government is talking about taking action to reduce our nation's deficit and consumers have begun to pay down debt. Within the S&P 500, Consumer Discretionary and Industrials were the strongest performing sectors, rising 33.5% and 28.5%, respectively. Materials (up 24.1%) and Telecomm Services (up 24.8%) were also strong performers within the S&P 500.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
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FUND PERFORMANCE

The Fund underperformed the S&P 500 and peer groups (the Large Cap Core Peer Group of Morningstar2 and the Lipper Large Cap Core Peer Group3) for the one-year time period ending October 31, 2010. Approximately 76% of the underperformance relative to the S&P 500 was driven by sector positioning. An underweight position in the Consumer Discretionary sector negatively impacted the Fund the most from a sector positioning perspective. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Information Technology and Financials sectors. Favorable stock selection within the Materials and Consumer Discretionary sectors contributed positively to the performance during the period. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 11.21%. The foreign positions contributed positively to the Fund's performance.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were: Apple Computers; Joy Global; McDonalds; International Business Machines; and Smith International. Largest negative contributors were: Hewlett Packard; Goldman Sachs; Microsoft; PNC Financial; and Southwestern Energy.

2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2010, the Fund ranked in the 22nd percentile out of 1,439 funds and the 37th percentile out of 761 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary. Past performance is no guarantee of future results.
3	Lipper rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2010, the Fund ranked in the 22nd percentile out of 757 funds and 37th percentile out of 450 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary. Past performance is no guarantee of future results.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class A Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	6.97%
5 Years	1.57%
10 Years	0.22%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. Total returns of the LLCCFA are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class B Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	6.77%
5 Years	1.62%
10 Years	0.16%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. Total returns of the LLCCFA are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class C Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	11.30%
5 Years	1.91%
10 Years	0.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. Total returns of the LLCCFA are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,0001,2 in Federated Capital Appreciation Fund (Class K Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)3 and the Lipper Large-Cap Core Funds Average (LLCCFA).3

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	12.70%
5 Years	2.27%
10 Years	0.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares.
3	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. Total returns of the LLCCFA are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.

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Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	17.1%
Financials	13.4%
Consumer Staples	12.5%
Health Care	12.2%
Energy	11.4%
Consumer Discretionary	8.6%
Industrials	8.0%
Utilities	4.8%
Materials	4.1%
Telecommunication Services	3.8%
Cash Equivalents[2]	2.7%
Other Assets and Liabilities — Net[3]	1.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

October 31, 2010

Shares			Value
		COMMON STOCKS – 95.9%
		Consumer Discretionary – 8.6%
779,100		Johnson Controls, Inc.	27,361,992
385,400	[1]	Kohl's Corp.	19,732,480
400,390		McDonald's Corp.	31,138,330
679,600		Omnicom Group, Inc.	29,875,216
		TOTAL	108,108,018
		Consumer Staples – 12.5%
622,000		Archer-Daniels-Midland Co.	20,725,040
552,400		H.J. Heinz Co.	27,128,364
928,600		Kroger Co.	20,429,200
107,499		Mead Johnson Nutrition Co.	6,323,091
502,905		Nestle S.A.	27,566,927
243,000		Procter & Gamble Co.	15,447,510
463,100		The Coca-Cola Co.	28,397,292
194,400		Wal-Mart Stores, Inc.	10,530,648
		TOTAL	156,548,072
		Energy – 11.4%
130,000		Apache Corp.	13,132,600
581,700		Chevron Corp.	48,054,237
247,100		ConocoPhillips	14,677,740
505,000		Exxon Mobil Corp.	33,567,350
274,700		Schlumberger Ltd.	19,198,783
810,602	[1]	Weatherford International Ltd.	13,626,220
		TOTAL	142,256,930
		Financials – 13.4%
198,000		Avalonbay Communities, Inc.	21,049,380
1,916,800	[1]	Citigroup, Inc.	7,993,056
61,500		Goldman Sachs Group, Inc.	9,898,425
1,022,813		Invesco Ltd.	23,524,699
706,100		J.P. Morgan Chase & Co.	26,570,543
1,136,700		KeyCorp	9,309,573
240,700		MetLife, Inc.	9,707,431
149,800		Northern Trust Corp.	7,434,574
235,000		SunTrust Banks, Inc.	5,879,700
436,200		The Travelers Cos., Inc.	24,078,240
Annual Shareholder Report
14

Shares			Value
909,100		U.S. Bancorp	21,982,038
		TOTAL	167,427,659
		Health Care – 12.2%
518,700		Abbott Laboratories	26,619,684
276,800		Allergan, Inc.	20,043,088
110,700	[1]	Amgen, Inc.	6,330,933
192,800	[1]	Celgene Corp.	11,967,096
344,500	[1]	Humana, Inc.	20,080,905
260,500		Johnson & Johnson	16,586,035
609,600		Merck & Co., Inc.	22,116,288
972,700		Pfizer, Inc.	16,924,980
180,700		Shire Ltd., ADR	12,667,070
		TOTAL	153,336,079
		Industrials – 8.0%
201,700		Caterpillar, Inc.	15,853,620
253,100		Fluor Corp.	12,196,889
237,042		Joy Global, Inc.	16,818,130
216,900		Precision Castparts Corp.	29,624,202
339,300		United Technologies Corp.	25,369,461
		TOTAL	99,862,302
		Information Technology – 17.1%
462,200	[1]	Adobe Systems, Inc.	13,010,930
114,900	[1]	Apple, Inc.	34,569,963
471,600		Broadcom Corp.	19,212,984
1,272,200	[1]	Cisco Systems, Inc.	29,044,326
42,700	[1]	Google, Inc.	26,174,673
194,700		IBM Corp.	27,958,920
350,100	[1]	Marvell Technology Group Ltd.	6,760,431
1,004,000		Oracle Corp.	29,517,600
2,344,500		Xerox Corp.	27,430,650
		TOTAL	213,680,477
		Materials – 4.1%
325,300		Agnico Eagle Mines Ltd.	25,240,027
142,200		Agrium, Inc.	12,586,122
53,000		CF Industries Holdings, Inc.	6,494,090
70,500		Freeport-McMoran Copper & Gold, Inc.	6,674,940
		TOTAL	50,995,179
Annual Shareholder Report
15

Shares			Value
		Telecommunication Services – 3.8%
2,251,100		Frontier Communications Corp.	19,764,658
4,181,400		Qwest Communications International, Inc.	27,597,240
		TOTAL	47,361,898
		Utilities – 4.8%
810,800		Southern Co.	30,704,996
487,800		Wisconsin Energy Corp.	29,043,612
		TOTAL	59,748,608
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,036,102,968)	1,199,325,222
		MUTUAL FUND – 2.7%
34,145,464	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	34,145,464
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,070,248,432)[4]	1,233,470,686
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[5]	17,061,133
		TOTAL NET ASSETS — 100%	$1,250,531,819
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $1,082,211,043.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

16

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,058,154,943	$ —	$ —	$1,058,154,943
International	$113,603,352	$27,566,927	$ —	$141,170,279
Mutual Fund	$34,145,464	$ —	$ —	$34,145,464
TOTAL SECURITIES	$1,205,903,759	$27,566,927	$ —	$1,233,470,686

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $34,145,464 of investments in an affiliated issuer (Note 5) (identified cost $1,070,248,432)		$1,233,470,686
Cash denominated in foreign currencies (identified cost $12)		13
Income receivable		1,421,619
Receivable for investments sold		43,631,779
Receivable for shares sold		1,471,963
TOTAL ASSETS		1,279,996,060
Liabilities:
Payable for investments purchased	$17,911,554
Payable for shares redeemed	10,493,870
Bank overdraft	135
Payable for distribution services fee (Note 5)	131,765
Payable for shareholder services fee (Note 5)	459,380
Accrued expenses	467,537
TOTAL LIABILITIES		29,464,241
Net assets for 69,551,986 shares outstanding		$1,250,531,819
Net Assets Consist of:
Paid-in capital		$1,300,008,787
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		163,246,371
Accumulated net realized loss on investments and foreign currency transactions		(219,350,033)
Undistributed net investment income		6,626,694
TOTAL NET ASSETS		$1,250,531,819
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($865,886,152 ÷ 47,750,929 shares outstanding), no par value, unlimited shares authorized	$18.13
Offering price per share (100/94.50 of $18.13)	$19.19
Redemption proceeds per share	$18.13
Class B Shares:
Net asset value per share ($116,426,171 ÷ 6,767,939 shares outstanding), no par value, unlimited shares authorized	$17.20
Offering price per share	$17.20
Redemption proceeds per share (94.50/100 of $17.20)	$16.25
Class C Shares:
Net asset value per share ($77,045,300 ÷ 4,487,074 shares outstanding), no par value, unlimited shares authorized	$17.17
Offering price per share	$17.17
Redemption proceeds per share (99.00/100 of $17.17)	$17.00
Class K Shares:
Net asset value per share ($22,290,028 ÷ 1,243,274 shares outstanding), no par value, unlimited shares authorized	$17.93
Offering price per share	$17.93
Redemption proceeds per share	$17.93
Institutional Shares:
Net asset value per share ($168,884,168 ÷ 9,302,770 shares outstanding), no par value, unlimited shares authorized	$18.15
Offering price per share	$18.15
Redemption proceeds per share	$18.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
19

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $123,421 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $34,719)		$24,841,263
Expenses:
Investment adviser fee (Note 5)	$10,256,175
Administrative personnel and services fee (Note 5)	1,067,027
Custodian fees	66,906
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,519,269
Transfer and dividend disbursing agent fees and expenses — Class B Shares	330,640
Transfer and dividend disbursing agent fees and expenses — Class C Shares	156,337
Transfer and dividend disbursing agent fees and expenses — Class K Shares	69,524
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	186,730
Directors'/Trustees' fees	4,689
Auditing fees	28,049
Legal fees	6,614
Portfolio accounting fees	194,975
Distribution services fee — Class B Shares (Note 5)	1,069,001
Distribution services fee — Class C Shares (Note 5)	606,357
Distribution services fee — Class K Shares (Note 5)	108,206
Shareholder services fee — Class A Shares (Note 5)	2,180,123
Shareholder services fee — Class B Shares (Note 5)	356,334
Shareholder services fee — Class C Shares (Note 5)	199,430
Account administration fee — Class A Shares	15,469
Account administration fee — Class C Shares	2,163
Share registration costs	96,863
Printing and postage	168,523
Insurance premiums	7,116
Miscellaneous	9,656
TOTAL EXPENSES	18,706,176
Annual Shareholder Report
20

Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(62,325)
Waiver of administrative personnel and services fee (Note 5)	(26,367)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(70,438)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(200,666)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(108,655)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		$(468,451)
Net expenses			$18,237,725
Net investment income			6,603,538
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			172,122,508
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(17,753,994)
Net realized and unrealized gain on investments and foreign currency transactions			154,368,514
Change in net assets resulting from operations			$160,972,052

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
21

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,603,538	$13,004,128
Net realized gain (loss) on investments and foreign currency transactions	172,122,508	(208,647,386)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(17,753,994)	228,599,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	160,972,052	32,956,489
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,037,863)	(9,327,315)
Class B Shares	—	(582,124)
Class C Shares	—	(406,255)
Class K Shares	(44,650)	(388,347)
Institutional Shares	(2,145,146)	(1,568,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,227,659)	(12,272,799)
Share Transactions:
Proceeds from sale of shares	240,378,961	528,867,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	54,788,921	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	2,596,634
Net asset value of shares issued to shareholders in payment of distributions declared	6,861,503	9,337,834
Cost of shares redeemed	(627,515,190)	(505,968,842)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(325,485,805)	39,676,404
Change in net assets	(173,741,412)	60,360,094
Net Assets:
Beginning of period	1,424,273,231	1,363,913,137
End of period (including undistributed net investment income of $6,626,694 and $9,216,469, respectively)	$1,250,531,819	$1,424,273,231

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
22

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 19, 2010, the Fund received assets from Trustco Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Trustco Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,088,440	$54,788,921	$14,241,729	$1,477,686,550	$1,532,475,471
1	Unrealized Appreciation is included in the Trustco Common Trust Fund Net Assets Received amount shown above.

Additional performance information is not included due to the relative size of the transaction.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

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On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report

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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(4,457)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,889)
Annual Shareholder Report
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,064,581	$137,093,950	20,847,863	$307,583,080
Shares issued to shareholders in payment of distributions declared	364,200	6,256,955	535,205	7,781,880
Shares redeemed	(19,194,448)	(330,068,869)	(21,476,847)	(317,973,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,765,667)	$(186,717,964)	(93,779)	$(2,608,236)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	415,396	$6,799,834	857,656	$12,075,453
Shares issued to shareholders in payment of distributions declared	—	—	39,608	551,341
Shares redeemed	(4,338,378)	(69,876,150)	(4,715,500)	(66,134,508)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,922,982)	$(63,076,316)	(3,818,236)	$(53,507,714)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	719,474	$11,658,783	1,503,629	$21,060,246
Shares issued to shareholders in payment of distributions declared	—	—	24,411	338,825
Shares redeemed	(1,664,915)	(26,865,133)	(1,911,514)	(26,567,911)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(945,441)	$(15,206,350)	(383,474)	$(5,168,840)
Annual Shareholder Report
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Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	532,752	$8,990,787	949,009	$13,781,255
Shares issued to shareholders in payment of distributions declared	2,395	40,835	26,460	381,815
Shares redeemed	(672,091)	(11,322,489)	(2,057,137)	(29,288,403)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(136,944)	$(2,290,867)	(1,081,668)	$(15,125,333)
Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,377,902	$75,835,607	12,046,730	$174,367,633
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	3,088,440	54,788,921	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	324,388	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	—	175,330	2,596,634
Shares issued to shareholders in payment of distributions declared	32,850	563,713	19,543	283,973
Shares redeemed	(11,295,867)	(189,382,549)	(4,184,146)	(66,004,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,796,675)	$(58,194,308)	8,381,845	$116,086,527
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,567,709)	$(325,485,805)	3,004,688	$39,676,404

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and regulatory settlement proceeds.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(70,367)	$34,346	$36,021
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Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$9,227,659	$12,272,799

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,626,694
Net unrealized appreciation	$151,283,760
Capital loss carryforwards	$(207,387,422)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2010, the cost of investments for federal tax purposes was $1,082,211,043. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $151,259,643. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,149,228 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,889,585.

At October 31, 2010, the Fund had a capital loss carryforward of $207,387,422 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$341,441
2012	$1,306,623
2017	$205,739,358

As a result of the tax-free transfer of assets from Vintage Growth Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $162,269,899 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, an affiliate of the Adviser reimbursed $200,666 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $26,367 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $55,252 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $60,814 in sales charges from the sale of Class A Shares. FSC also retained $1,509 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,235 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $70,438 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06% and 1.46% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,945,984 and $2,152,020, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $62,325. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	2,398,801	1,148,267,765	1,116,521,102	34,145,464	$34,145,464	$123,421
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6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $108,655 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$3,179,913,458
Sales	$3,571,524,651

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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11. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Capital Appreciation fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

43

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report

44

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

45

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Notes

48

Notes

49

Notes

50

Notes

51

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-04 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$16.14	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.15[2]	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.03	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	2.18	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	—
Net Asset Value, End of Period	$18.15	$16.14	$16.06
Total Return[3]	13.55%	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.96%[4]	0.96%[4,5]
Net investment income	0.89%	1.22%	0.93%[5]
Expense waiver/reimbursement[6]	0.01%	0.03%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$168,884	$211,470	$75,775
Portfolio turnover	245%	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.94%, 0.95% and 0.94% for the years ended October 31, 2010 and 2009, and the period ended October 31, 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,012.80	$4.82
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.42	$4.84
1	Expenses are equal to the Fund's annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

PERFORMANCE OVERVIEW

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2010, was 13.55% for the Institutional Shares. Stocks, as measured by the Standard & Poor's 500 Index1 (S&P 500), a broad-based securities market index, rose 16.54% during the same period. The Fund's total returns reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

MARKET OVERVIEW

The Fund's conservative portfolio posturing during the 12-month reporting period was driven by the anticipation of an unusually slow economic recovery in the United States. Two key measures for monitoring the strength of the economic recovery – employment growth and housing – continued to disappoint throughout the year. The decision by the Federal Reserve to begin a second round of quantitative easing (QE2) led to the robust rally in stocks in September and October. One of the consequences of additional stimulus created by QE2 has been a weakening of the U.S. dollar relative to other currencies. Our overweight position in the Materials sector benefitted from this currency movement.

We are seeing some positive developments in the secular environment for stocks. The government is talking about taking action to reduce our nation's deficit and consumers have begun to pay down debt. Within the S&P 500, Consumer Discretionary and Industrials were the strongest performing sectors, rising 33.5% and 28.5%, respectively. Materials (up 24.1%) and Telecomm Services (up 24.8%) were also strong performers within the S&P 500.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
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FUND PERFORMANCE

The Fund underperformed the S&P 500 and peer groups (the Large Cap Core Peer Group of Morningstar2 and the Lipper Large Cap Core Peer Group3) for the one-year time period ending October 31, 2010. Approximately 76% of the underperformance relative to the S&P 500 was driven by sector positioning. An underweight position in the Consumer Discretionary sector negatively impacted the Fund the most from a sector positioning perspective. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Information Technology and Financials sectors. Favorable stock selection within the Materials and Consumer Discretionary sectors contributed positively to the performance during the period. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 11.21%. The foreign positions contributed positively to the Fund's performance.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were: Apple Computers; Joy Global; McDonalds; International Business Machines; and Smith International. Largest negative contributors were: Hewlett Packard; Goldman Sachs; Microsoft; PNC Financial; and Southwestern Energy.

2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2010, the Fund ranked in the 29th percentile out of 1,439 funds and the 20th percentile out of 761 funds, respectively. Rankings are for Institutional Shares and rankings for other share classes will vary. Past performance is no guarantee of future results.
3	Lipper rankings are based on total return and do not take sales charges into account. Rankings are for Institutional Shares and rankings for other share classes will vary. Past performance is no guarantee of future results.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001,2 in Federated Capital Appreciation Fund (Institutional Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	13.55%
5 Years	2.88%
10 Years	0.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The Fund's Institutional Shares commenced operations on December 31, 2007. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of the Institutional Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
3	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. Total returns of the LLCCFA are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	17.1%
Financials	13.4%
Consumer Staples	12.5%
Health Care	12.2%
Energy	11.4%
Consumer Discretionary	8.6%
Industrials	8.0%
Utilities	4.8%
Materials	4.1%
Telecommunication Services	3.8%
Cash Equivalents[2]	2.7%
Other Assets and Liabilities — Net[3]	1.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

October 31, 2010

Shares			Value
		COMMON STOCKS – 95.9%
		Consumer Discretionary – 8.6%
779,100		Johnson Controls, Inc.	27,361,992
385,400	[1]	Kohl's Corp.	19,732,480
400,390		McDonald's Corp.	31,138,330
679,600		Omnicom Group, Inc.	29,875,216
		TOTAL	108,108,018
		Consumer Staples – 12.5%
622,000		Archer-Daniels-Midland Co.	20,725,040
552,400		H.J. Heinz Co.	27,128,364
928,600		Kroger Co.	20,429,200
107,499		Mead Johnson Nutrition Co.	6,323,091
502,905		Nestle S.A.	27,566,927
243,000		Procter & Gamble Co.	15,447,510
463,100		The Coca-Cola Co.	28,397,292
194,400		Wal-Mart Stores, Inc.	10,530,648
		TOTAL	156,548,072
		Energy – 11.4%
130,000		Apache Corp.	13,132,600
581,700		Chevron Corp.	48,054,237
247,100		ConocoPhillips	14,677,740
505,000		Exxon Mobil Corp.	33,567,350
274,700		Schlumberger Ltd.	19,198,783
810,602	[1]	Weatherford International Ltd.	13,626,220
		TOTAL	142,256,930
		Financials – 13.4%
198,000		Avalonbay Communities, Inc.	21,049,380
1,916,800	[1]	Citigroup, Inc.	7,993,056
61,500		Goldman Sachs Group, Inc.	9,898,425
1,022,813		Invesco Ltd.	23,524,699
706,100		J.P. Morgan Chase & Co.	26,570,543
1,136,700		KeyCorp	9,309,573
240,700		MetLife, Inc.	9,707,431
149,800		Northern Trust Corp.	7,434,574
235,000		SunTrust Banks, Inc.	5,879,700
436,200		The Travelers Cos., Inc.	24,078,240
Annual Shareholder Report
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Shares			Value
909,100		U.S. Bancorp	21,982,038
		TOTAL	167,427,659
		Health Care – 12.2%
518,700		Abbott Laboratories	26,619,684
276,800		Allergan, Inc.	20,043,088
110,700	[1]	Amgen, Inc.	6,330,933
192,800	[1]	Celgene Corp.	11,967,096
344,500	[1]	Humana, Inc.	20,080,905
260,500		Johnson & Johnson	16,586,035
609,600		Merck & Co., Inc.	22,116,288
972,700		Pfizer, Inc.	16,924,980
180,700		Shire Ltd., ADR	12,667,070
		TOTAL	153,336,079
		Industrials – 8.0%
201,700		Caterpillar, Inc.	15,853,620
253,100		Fluor Corp.	12,196,889
237,042		Joy Global, Inc.	16,818,130
216,900		Precision Castparts Corp.	29,624,202
339,300		United Technologies Corp.	25,369,461
		TOTAL	99,862,302
		Information Technology – 17.1%
462,200	[1]	Adobe Systems, Inc.	13,010,930
114,900	[1]	Apple, Inc.	34,569,963
471,600		Broadcom Corp.	19,212,984
1,272,200	[1]	Cisco Systems, Inc.	29,044,326
42,700	[1]	Google, Inc.	26,174,673
194,700		IBM Corp.	27,958,920
350,100	[1]	Marvell Technology Group Ltd.	6,760,431
1,004,000		Oracle Corp.	29,517,600
2,344,500		Xerox Corp.	27,430,650
		TOTAL	213,680,477
		Materials – 4.1%
325,300		Agnico Eagle Mines Ltd.	25,240,027
142,200		Agrium, Inc.	12,586,122
53,000		CF Industries Holdings, Inc.	6,494,090
70,500		Freeport-McMoran Copper & Gold, Inc.	6,674,940
		TOTAL	50,995,179
Annual Shareholder Report
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Shares			Value
		Telecommunication Services – 3.8%
2,251,100		Frontier Communications Corp.	19,764,658
4,181,400		Qwest Communications International, Inc.	27,597,240
		TOTAL	47,361,898
		Utilities – 4.8%
810,800		Southern Co.	30,704,996
487,800		Wisconsin Energy Corp.	29,043,612
		TOTAL	59,748,608
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,036,102,968)	1,199,325,222
		MUTUAL FUND – 2.7%
34,145,464	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	34,145,464
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,070,248,432)[4]	1,233,470,686
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[5]	17,061,133
		TOTAL NET ASSETS — 100%	$1,250,531,819
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $1,082,211,043.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

9

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,058,154,943	$ —	$ —	$1,058,154,943
International	$113,603,352	$27,566,927	$ —	$141,170,279
Mutual Fund	$34,145,464	$ —	$ —	$34,145,464
TOTAL SECURITIES	$1,205,903,759	$27,566,927	$ —	$1,233,470,686

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
10

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $34,145,464 of investments in an affiliated issuer (Note 5) (identified cost $1,070,248,432)		$1,233,470,686
Cash denominated in foreign currencies (identified cost $12)		13
Income receivable		1,421,619
Receivable for investments sold		43,631,779
Receivable for shares sold		1,471,963
TOTAL ASSETS		1,279,996,060
Liabilities:
Payable for investments purchased	$17,911,554
Payable for shares redeemed	10,493,870
Bank overdraft	135
Payable for distribution services fee (Note 5)	131,765
Payable for shareholder services fee (Note 5)	459,380
Accrued expenses	467,537
TOTAL LIABILITIES		29,464,241
Net assets for 69,551,986 shares outstanding		$1,250,531,819
Net Assets Consist of:
Paid-in capital		$1,300,008,787
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		163,246,371
Accumulated net realized loss on investments and foreign currency transactions		(219,350,033)
Undistributed net investment income		6,626,694
TOTAL NET ASSETS		$1,250,531,819
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($865,886,152 ÷ 47,750,929 shares outstanding), no par value, unlimited shares authorized	$18.13
Offering price per share (100/94.50 of $18.13)	$19.19
Redemption proceeds per share	$18.13
Class B Shares:
Net asset value per share ($116,426,171 ÷ 6,767,939 shares outstanding), no par value, unlimited shares authorized	$17.20
Offering price per share	$17.20
Redemption proceeds per share (94.50/100 of $17.20)	$16.25
Class C Shares:
Net asset value per share ($77,045,300 ÷ 4,487,074 shares outstanding), no par value, unlimited shares authorized	$17.17
Offering price per share	$17.17
Redemption proceeds per share (99.00/100 of $17.17)	$17.00
Class K Shares:
Net asset value per share ($22,290,028 ÷ 1,243,274 shares outstanding), no par value, unlimited shares authorized	$17.93
Offering price per share	$17.93
Redemption proceeds per share	$17.93
Institutional Shares:
Net asset value per share ($168,884,168 ÷ 9,302,770 shares outstanding), no par value, unlimited shares authorized	$18.15
Offering price per share	$18.15
Redemption proceeds per share	$18.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $123,421 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $34,719)		$24,841,263
Expenses:
Investment adviser fee (Note 5)	$10,256,175
Administrative personnel and services fee (Note 5)	1,067,027
Custodian fees	66,906
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,519,269
Transfer and dividend disbursing agent fees and expenses — Class B Shares	330,640
Transfer and dividend disbursing agent fees and expenses — Class C Shares	156,337
Transfer and dividend disbursing agent fees and expenses — Class K Shares	69,524
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	186,730
Directors'/Trustees' fees	4,689
Auditing fees	28,049
Legal fees	6,614
Portfolio accounting fees	194,975
Distribution services fee — Class B Shares (Note 5)	1,069,001
Distribution services fee — Class C Shares (Note 5)	606,357
Distribution services fee — Class K Shares (Note 5)	108,206
Shareholder services fee — Class A Shares (Note 5)	2,180,123
Shareholder services fee — Class B Shares (Note 5)	356,334
Shareholder services fee — Class C Shares (Note 5)	199,430
Account administration fee — Class A Shares	15,469
Account administration fee — Class C Shares	2,163
Share registration costs	96,863
Printing and postage	168,523
Insurance premiums	7,116
Miscellaneous	9,656
TOTAL EXPENSES	18,706,176
Annual Shareholder Report
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Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(62,325)
Waiver of administrative personnel and services fee (Note 5)	(26,367)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(70,438)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(200,666)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(108,655)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		$(468,451)
Net expenses			$18,237,725
Net investment income			6,603,538
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			172,122,508
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(17,753,994)
Net realized and unrealized gain on investments and foreign currency transactions			154,368,514
Change in net assets resulting from operations			$160,972,052

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,603,538	$13,004,128
Net realized gain (loss) on investments and foreign currency transactions	172,122,508	(208,647,386)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(17,753,994)	228,599,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	160,972,052	32,956,489
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,037,863)	(9,327,315)
Class B Shares	—	(582,124)
Class C Shares	—	(406,255)
Class K Shares	(44,650)	(388,347)
Institutional Shares	(2,145,146)	(1,568,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,227,659)	(12,272,799)
Share Transactions:
Proceeds from sale of shares	240,378,961	528,867,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	54,788,921	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	2,596,634
Net asset value of shares issued to shareholders in payment of distributions declared	6,861,503	9,337,834
Cost of shares redeemed	(627,515,190)	(505,968,842)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(325,485,805)	39,676,404
Change in net assets	(173,741,412)	60,360,094
Net Assets:
Beginning of period	1,424,273,231	1,363,913,137
End of period (including undistributed net investment income of $6,626,694 and $9,216,469, respectively)	$1,250,531,819	$1,424,273,231

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 19, 2010, the Fund received assets from Trustco Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Trustco Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,088,440	$54,788,921	$14,241,729	$1,477,686,550	$1,532,475,471
1	Unrealized Appreciation is included in the Trustco Common Trust Fund Net Assets Received amount shown above.

Additional performance information is not included due to the relative size of the transaction.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

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On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report

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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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18

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(4,457)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,889)
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,064,581	$137,093,950	20,847,863	$307,583,080
Shares issued to shareholders in payment of distributions declared	364,200	6,256,955	535,205	7,781,880
Shares redeemed	(19,194,448)	(330,068,869)	(21,476,847)	(317,973,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,765,667)	$(186,717,964)	(93,779)	$(2,608,236)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	415,396	$6,799,834	857,656	$12,075,453
Shares issued to shareholders in payment of distributions declared	—	—	39,608	551,341
Shares redeemed	(4,338,378)	(69,876,150)	(4,715,500)	(66,134,508)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,922,982)	$(63,076,316)	(3,818,236)	$(53,507,714)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	719,474	$11,658,783	1,503,629	$21,060,246
Shares issued to shareholders in payment of distributions declared	—	—	24,411	338,825
Shares redeemed	(1,664,915)	(26,865,133)	(1,911,514)	(26,567,911)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(945,441)	$(15,206,350)	(383,474)	$(5,168,840)
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Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	532,752	$8,990,787	949,009	$13,781,255
Shares issued to shareholders in payment of distributions declared	2,395	40,835	26,460	381,815
Shares redeemed	(672,091)	(11,322,489)	(2,057,137)	(29,288,403)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(136,944)	$(2,290,867)	(1,081,668)	$(15,125,333)
Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,377,902	$75,835,607	12,046,730	$174,367,633
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	3,088,440	54,788,921	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	324,388	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	—	175,330	2,596,634
Shares issued to shareholders in payment of distributions declared	32,850	563,713	19,543	283,973
Shares redeemed	(11,295,867)	(189,382,549)	(4,184,146)	(66,004,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,796,675)	$(58,194,308)	8,381,845	$116,086,527
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,567,709)	$(325,485,805)	3,004,688	$39,676,404

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and regulatory settlement proceeds.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(70,367)	$34,346	$36,021
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Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$9,227,659	$12,272,799

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,626,694
Net unrealized appreciation	$151,283,760
Capital loss carryforwards	$(207,387,422)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2010, the cost of investments for federal tax purposes was $1,082,211,043. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $151,259,643. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,149,228 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,889,585.

At October 31, 2010, the Fund had a capital loss carryforward of $207,387,422 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$341,441
2012	$1,306,623
2017	$205,739,358

As a result of the tax-free transfer of assets from Vintage Growth Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $162,269,899 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, an affiliate of the Adviser reimbursed $200,666 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $26,367 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $55,252 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $60,814 in sales charges from the sale of Class A Shares. FSC also retained $1,509 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,235 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $70,438 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06% and 1.46% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,945,984 and $2,152,020, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $62,325. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	2,398,801	1,148,267,765	1,116,521,102	34,145,464	$34,145,464	$123,421
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6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $108,655 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$3,179,913,458
Sales	$3,571,524,651

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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11. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Capital Appreciation fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

39690 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.22	$3.80	$7.03	$6.08	$5.51
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.04	0.42	(2.57)	1.73	0.96
TOTAL FROM INVESTMENT OPERATIONS	1.06	0.42	(2.60)	1.69	0.90
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.01)	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.27	$4.22	$3.80	$7.03	$6.08
Total Return[3]	25.11%	11.05%	(40.38)%	31.07%	17.06%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%
Net investment income (loss)	0.39%	(0.12)%	(0.56)%	(0.63)%	(0.98)%
Expense waiver/reimbursement[5]	0.28%	0.27%	0.23%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,469,094	$2,153,443	$2,158,140	$3,730,840	$2,884,118
Portfolio turnover	54%	91%	78%	49%	64%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.00	$3.62	$6.75	$5.89	$5.38
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.97	0.40	(2.44)	1.67	0.93
TOTAL FROM INVESTMENT OPERATIONS	0.96	0.38	(2.50)	1.60	0.84
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$4.96	$4.00	$3.62	$6.75	$5.89
Total Return[2]	24.00%	10.50%	(40.60)%	30.45%	16.32%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%[3]	2.50%[3]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%[3]	2.50%[3]	2.50%[3]	2.50%
Net investment income (loss)	(0.27)%	(0.67)%	(1.11)%	(1.18)%	(1.54)%
Expense waiver/reimbursement[4]	0.23%	0.22%	0.19%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$473,934	$562,618	$651,474	$1,362,195	$1,184,964
Portfolio turnover	54%	91%	78%	49%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.00	$3.62	$6.75	$5.89	$5.38
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.98	0.40	(2.44)	1.67	0.93
TOTAL FROM INVESTMENT OPERATIONS	0.97	0.38	(2.50)	1.60	0.84
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$4.97	$4.00	$3.62	$6.75	$5.89
Total Return[2]	24.25%	10.50%	(40.60)%	30.45%	16.31%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%[3]	2.50%[3]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%[3]	2.50%[3]	2.50%[3]	2.50%
Net investment income (loss)	(0.19)%	(0.67)%	(1.11)%	(1.18)%	(1.54)%
Expense waiver/reimbursement[4]	0.23%	0.22%	0.19%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$680,501	$656,086	$707,980	$1,246,604	$918,502
Portfolio turnover	54%	91%	78%	49%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,060.40	$10.13
Class B Shares	$1,000	$1,057.60	$12.97
Class C Shares	$1,000	$1,057.40	$12.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2010, was 25.11%, 24.00% and 24.25% for the Class A, Class B and Class C shares, respectively. The Fund's benchmark, the Russell Midcap® Growth Index (Russell Midcap®),1 a broad-based securities market index, had a total return of 28.03% and the Lipper Multi-Cap Growth Funds Category2 had a median total return of 21.48% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell Midcap®.

The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 15% plus rally. Mid-cap stocks performed best during the period followed by small-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve, kept its discount and federal funds target rates at low levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August, this fear had dissipated and, with the exception of continuing high unemployment and a very difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

1	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated and do not reflect sales charges.
3	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

The strongest sectors in the Russell Midcap® during the period were: Telecom Services (+41%); Consumer Discretionary (+37%); and Information Technology (+34%). The weakest sectors were: Utilities (-6%); Energy (+3%); and Financials (+20%).

FUND PERFORMANCE

The Fund underperformed the benchmark index over the reporting period. The Fund's performance is driven primarily by bottom-up stock selection. Seven of the Fund's top ten contributing companies across multiple sectors each returned over 50% during the reporting period, specifically: Cia Hering (+314%); Ford Motor (+101%); Cetip (+61%); Restoque Comercio e Confeccoes de Roupas SA (+264%); Warner Chilcott Plc. (+51%); Hypermarcas (+59%); and Expeditors International (+54%). In addition: Chimera Investment Corp (+39%); Cubist Pharmaceuticals (+37%); and Housing Development Finance (+38%) were among the Fund's top 10 contributing companies.

Five of the Fund's most laggard companies were down more than 25%. Specifically: TNS (-32%); Isis Pharmaceuticals (-28%); Neutral Tandem (-51%); United States Steel (-27%); and Nvidia Corp (-47%) detracted from performance. Additional laggards included: Auxilium Pharmaceuticals (-21%); Conceptus (-18%); Bank of America (-17%); Morgan Stanley (-22%); and JPMorgan (-9%). A particu- lar sector that negatively affected performance was Information Technology where 12 of the Fund's holdings in the sector were down more than 20%. While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the Fund's relative performance. An underweight in Consumer Discretionary and Information Technology sectors and an overweight in the Financial sector relative to the benchmark, hurt performance somewhat. The Fund was fully invested during the period with a cash position which averaged 1.0%.

Annual Shareholder Report

FEDERATED KAUFMANN FUND – CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2010

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class A Shares[2]	0.20%	18.23%	-7.84%	3.73%	5.10%	8.57%
Russell Midcap Growth Index[3]	3.90%	28.03%	-3.47%	4.28%	0.20%	7.44%
Lipper Multi-Cap Growth Funds Category[3]	11.55%	21.24%	-5.79%	3.19%	-0.93%	6.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Multi-Cap Growth Funds Category (LMCGC) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.
Annual Shareholder Report

2	Total returns quoted reflect all applicable sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGC is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGC does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report

FEDERATED KAUFMANN FUND – CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2010

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class B Shares[2]	0.26%	18.50%	-7.77%	4.00%	5.25%	8.69%
Russell Midcap Growth Index[3]	3.90%	28.03%	-3.47%	4.28%	0.20%	7.44%
Lipper Multi-Cap Growth Funds Category[3]	11.55%	21.24%	-5.79%	3.19%	-0.93%	6.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Multi-Cap Growth Funds Category (LMCGC) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class B Shares.
Annual Shareholder Report

2	Total returns quoted reflect all applicable contingent deferred sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGC is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGC does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report

FEDERATED KAUFMANN FUND – CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2010

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class C Shares[2]	4.74%	23.25%	-6.57%	4.35%	5.15%	8.42%
Russell Midcap Growth Index[3]	3.90%	28.03%	-3.47%	4.28%	0.20%	7.44%
Lipper Multi-Cap Growth Funds Category[3]	11.55%	21.24%	-5.79%	3.19%	-0.93%	6.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. Effective February 1, 2007, this sales charge was eliminated. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Multi-Cap Growth Funds Category (LMCGC) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class C Shares.
Annual Shareholder Report

2	Total returns quoted reflect all applicable contingent deferred sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGC is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGC does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	21.1%
Financials	17.1%
Industrials	19.4%
Information Technology	16.3%
Consumer Discretionary	10.2%
Materials	7.4%
Consumer Staples	4.1%
Telecommunication Services	1.5%
Energy	1.2%
Utilities	0.9%
Securities Lending Collateral[2]	11.9%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(12.8)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

October 31, 2010

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.7%
		Consumer Discretionary – 10.2%
3,009,050		Bharat Forge Ltd.	25,798,944
2,500,730		Cia Hering	123,175,991
10,000,000	[1,2]	Ford Motor Co.	141,300,000
15,845,930	[1]	Genting Singapore PLC	26,538,009
11,406,638		Golden Eagle Retail Group Ltd.	30,292,998
1,000,000	[1,3,4]	Hydrogen Corp.	20,000
175,000	[1]	Kohl's Corp.	8,960,000
24,842,903	[1]	L'Occitane International SA	73,771,754
429,450	[1,2]	Las Vegas Sands Corp.	19,703,166
977,947	[1]	Mecox Lane Ltd., ADR	15,969,874
13,942	[1]	Multiplus SA	236,972
2,011,171	[2]	National CineMedia, Inc.	37,246,887
6,249,951		New World Department Store China	5,795,283
48,800	[1]	Pandora A/S	2,368,004
12,377,400		Parkson Retail Group Ltd.	22,439,134
930,374	[1]	Penn National Gaming, Inc.	30,944,239
7,585		Rakuten, Inc.	5,846,028
11,570,138	[5]	Restoque Comercio e Confeccoes de Roupas SA	95,198,630
20,000,053	[1]	Sands China Ltd.	43,541,766
60,000		Target Corp.	3,116,400
344,215	[1]	Vera Bradley, Inc.	9,414,280
1,549,865	[1]	Yoox SpA	16,985,726
		TOTAL	738,664,085
		Consumer Staples – 4.1%
711,776		Drogasil SA	18,013,128
5,460,774	[1]	Grupo Comercial Chedraui SA, de C.V.	17,667,470
10,880,205	[1]	Hypermarcas SA	179,171,758
1,400,000		Philip Morris International, Inc.	81,900,000
398,820	[1]	United Breweries Co., Inc.	3,995,744
		TOTAL	300,748,100
		Energy – 1.2%
600,000		Canadian Natural Resources Ltd.	21,882,000
301,000	[1]	Concho Resources, Inc.	20,669,670
500,000	[1]	Dresser-Rand Group, Inc.	17,110,000
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
800,000		Suncor Energy, Inc.	25,608,000
		TOTAL	85,269,670
		Financials – 17.1%
9,531,000	[1]	AIA Group Ltd.	28,403,948
1,000,000		American Express Co.	41,460,000
1,858,400	[1]	Amil Participacoes SA	18,908,616
6,262,438	[1]	BR Malls Participacoes	59,850,978
1,000,000	[2]	Bank of New York Mellon Corp.	25,060,000
9,858,127	[5]	Brasil Brokers Participacoes	54,442,047
4,689	[1]	Brasil Insurance Participacoes e Administracao SA	3,722,961
22,772,799	[1,5]	CETIP SA	241,750,880
800,000	[2]	CNinsure, Inc., ADR	20,560,000
30,000,000		Chimera Investment Corp.	123,000,000
573,400		DLF Ltd.	4,529,803
1	[1,3,6]	FA Private Equity Fund IV LP	782,852
400,000	[2]	Greenhill & Co., Inc.	31,068,000
8,803,250		Housing Development Finance Corp. Ltd.	136,190,653
727,307	[1]	IFM Investments Ltd., ADR	3,956,550
6,415,978		Infrastructure Development Finance Co. Ltd.	28,917,524
1	[1,3,6]	Infrastructure Fund	11,625
1,750,000		J.P. Morgan Chase & Co.	65,852,500
2,220,927		LPS Brasil Cons De Imoveis	48,329,294
3,100,000	[2]	Morgan Stanley	77,097,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	41,580,129
27,847,407		PT Bank Central Asia	21,842,247
1	[1,3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	16,182,414
1	[1,3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	16,725,754
700,000		State Street Corp.	29,232,000
1	[3]	Vennworks	0
2,461,635		Wells Fargo & Co.	64,199,441
1,000,000		Willis Group Holdings PLC	31,800,000
		TOTAL	1,238,707,216
		Health Care – 20.6%
9,722,273	[1,2,5]	Alkermes, Inc.	112,486,699
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
500,000		Allergan, Inc.	36,205,000
1,000,000	[1]	Allscripts Healthcare Solutions, Inc.	19,090,000
1,730,000	[1]	Anadys Pharmaceuticals, Inc.	2,508,500
1	[3,6]	Apollo Investment Fund V	4,170,969
2	[1,6]	Ardais Corp.	0
418,658	[1,2]	Athenahealth, Inc.	16,733,760
341,800		Aurobindo Pharma Ltd.	9,179,429
3,093,592	[1,5]	Auxilium Pharmaceutical, Inc.	76,566,402
504,478	[1,2]	Bellus Health, Inc.	35,315
2,541,100	[1]	Biocon Ltd.	23,523,754
956,231	[1,2]	BioMarin Pharmaceutical, Inc.	25,015,003
240,400	[1,2]	Cepheid, Inc.	5,058,016
460,575	[1]	Chindex International, Inc.	6,236,185
3,634,700	[1,2,5]	Conceptus, Inc.	51,649,087
1,339,286	[1,3,5]	Conceptus, Inc.	19,031,254
600,000	[1,3,4,5]	Conceptus, Inc.	8,526,000
2,278,165	[1]	Corcept Therapeutics, Inc.	8,133,049
797,358	[1,2]	Corcept Therapeutics, Inc.	2,846,568
500,000	[1,3,6]	Cortek, Inc.	0
7,008,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	163,146,240
1	[3,6]	Denovo Ventures I LP	1,968,180
4,916,800	[1,2,5]	Dexcom, Inc.	67,606,000
126,065	[1,5]	Dexcom, Inc. Restricted	1,733,394
2,072,900		Dishman Pharmaceuticals & Chemicals Ltd.	8,630,410
552,681	[1]	Durect Corp.	1,475,658
12,850,000	[1,5]	Dyax Corp.	30,968,500
5,198,050	[1,2,3,5]	Endologix, Inc.	28,745,217
3,555,556	[1,5]	Endologix, Inc.	19,662,225
2,227,383	[1,5]	ExamWorks Group Inc.	37,865,511
1,800,000	[1]	Express Scripts, Inc., Class A	87,336,000
696,200		Hikma Pharmaceuticals PLC	8,766,995
1,000,000	[1]	Hologic, Inc.	16,020,000
900,000	[1,2]	Human Genome Sciences, Inc.	24,192,000
2,000,000	[1,2]	Illumina, Inc.	108,620,000
2,672,070	[1,2,5]	Insulet Corp.	42,619,517
1	[3,6]	Latin Healthcare Fund	929,651
300,000	[1]	LifeWatch AG	3,198,345
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,000,000	[1,2]	Masimo Corp.	30,170,000
1,364,785	[1,2]	Nektar Therapeutics	19,884,918
1	[1,3,6]	Peachtree Velquest	0
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	24,657,107
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	28,980,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	9,892,144
2,998,043	[1,2,5]	Repligen Corp.	11,632,407
3,000,000	[1,2]	Seattle Genetics, Inc.	49,170,000
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	747,151
1,077,000	[1,2]	Somaxon Pharmaceuticals, Inc.	3,015,600
274	[1,6]	Soteira, Inc.	176
300,000		Teva Pharmaceutical Industries Ltd., ADR	15,570,000
3,802,277	[1]	Threshold Pharmaceuticals, Inc.	4,828,892
202,068	[1]	Trius Therapeutics, Inc.	731,486
9,330,475	[1,5]	Vical, Inc.	20,153,826
200,000	[1,2]	Vivus, Inc.	1,548,000
7,000,000	[1]	Warner Chilcott PLC	168,280,000
515,000	[1]	Watson Pharmaceuticals, Inc.	24,024,750
		TOTAL	1,493,765,290
		Industrials – 19.4%
500,000		3M Co.	42,110,000
1,150,500		Bharat Heavy Electricals Ltd.	63,396,031
1,000,000	[2]	CLARCOR, Inc.	39,660,000
420,703		CP Railway Ltd.	27,404,594
700,000		CSX Corp.	43,015,000
350,000		Caterpillar, Inc.	27,510,000
1,405,225	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	16,511,394
350,000	[2]	Con-way, Inc.	11,553,500
401,100	[1]	Copart, Inc.	13,581,246
500,000	[1,2]	CoStar Group, Inc.	24,830,000
715,000	[1,2]	Covanta Holding Corp.	11,282,700
2,066,527		Crompton Greaves Ltd.	14,744,898
850,000		Cummins, Inc.	74,885,000
750,000		Danaher Corp.	32,520,000
455,818	[1]	DigitalGlobe Inc.	14,882,458
190,200	[1]	Edenred	3,984,428
2,255,565	[2]	Expeditors International Washington, Inc.	111,334,688
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,400,000	[2]	FedEx Corp.	122,808,000
714,738	[1,2]	GeoEye, Inc.	31,641,451
200,000		Goodrich (B.F.) Co.	16,414,000
767,016		IESI-BFC Ltd.	17,932,834
320,800	[1,2]	IHS, Inc., Class A	23,174,592
10,182,148	[1,2]	Jet Blue Airways Corp.	71,071,393
255,100		Joy Global, Inc.	18,099,345
900,000		Localiza Rent A Car SA	14,900,311
290,045		MSC Industrial Direct Co.	16,515,162
4,704,116		Max India Ltd.	16,721,502
1,800,000	[1]	Owens Corning, Inc.	48,672,000
580,000		Precision Castparts Corp.	79,216,400
400,000		Rockwell Collins	24,204,000
2,900,000	[1]	Ryanair Holdings PLC, ADR	94,627,000
240,683	[1,2]	Trina Solar Ltd., ADR	6,440,677
600,000		Union Pacific Corp.	52,608,000
835,000	[1,2]	United Continental Holdings Inc.	24,248,400
637,500		United Technologies Corp.	47,665,875
3,100,000	[1]	Verisk Analytics, Inc.	92,411,000
225,000	[2]	Wabtec Corp.	10,539,000
		TOTAL	1,403,116,879
		Information Technology – 16.3%
1,000,000	[1]	Akamai Technologies, Inc.	51,670,000
5,392,725	[1]	Amadeus IT Holding SA	109,892,269
530,000	[1,2]	Asiainfo Holdings, Inc.	11,776,600
1,475,239	[1]	Avago Technologies Ltd.	36,408,899
300,000	[1]	BMC Software, Inc.	13,638,000
780,000	[1,2]	Blackboard, Inc.	32,557,200
2,350,000	[1]	Camelot Information Systems, Inc., ADR	37,670,500
750,000	[1,2]	Check Point Software Technologies Ltd.	32,062,500
294,900	[1]	Citrix Systems, Inc.	18,894,243
3,341,590	[1,2]	Comverse Technology, Inc.	26,732,720
500,000		DST Systems, Inc.	21,635,000
1,059,322	[1,3,6]	Expand Networks Ltd.	0
87,750	[1]	Google, Inc.	53,789,872
17,908,025	[1]	Inotera Memories, Inc.	8,793,965
265,000	[1]	Longtop Financial Technologies Ltd., ADR	9,630,100
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
600,000		Mastercard, Inc.	144,036,000
1,600,000	[2]	Microchip Technology, Inc.	51,488,000
8,000,000	[1,2]	Micron Technology, Inc.	66,160,000
3,806,875	[1]	Microsemi Corp.	76,137,500
2,571,071	[1]	NCR Corp.	35,275,094
2,156,725	[1]	NIC, Inc.	18,720,373
4,527,800	[1]	NXP Semiconductors NV	59,721,682
300,000	[1]	NetApp, Inc.	15,975,000
5,900,000	[1,2]	ON Semiconductor Corp.	45,253,000
1	[3,6]	Peachtree Open Networks	0
755,191	[1]	RADWARE Ltd.	26,711,106
2,564,581		Redecard SA	33,182,839
435,672	[1,2]	Rubicon Technology, Inc.	10,072,737
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
600,000	[1]	Smart Modular Technologies (WWH), Inc.	4,434,000
2,964,645	[1,5]	TNS, Inc.	56,743,305
5,043,502	[1]	Telecity Group PLC	40,204,635
165,000	[1]	VanceInfo Technologies, Inc., ADR	6,001,050
579,000	[1,2]	VistaPrint Ltd.	24,358,530
		TOTAL	1,179,626,719
		Materials – 7.4%
322,250		BASF SE	23,434,047
500,000		Barrick Gold Corp.	24,045,000
514,427		Eastman Chemical Co.	40,418,530
500,000		Ecolab, Inc.	24,660,000
34,547,300		Huabao International Holdings Ltd.	52,115,406
134,691,705		Lee & Man Paper Manufacturing Ltd.	113,017,049
37,665,238	[1]	Mongolian Mining Corp.	40,574,712
500,000		Newmont Mining Corp.	30,435,000
40,008,100		Nine Dragons Paper Holdings Ltd.	64,327,167
2,050,000	[1,2]	STR Holdings, Inc.	50,942,500
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	51,800,000
22,191,500	[1]	Yingde Gases Group Co.	19,091,346
		TOTAL	534,860,757
		Telecommunication Services – 1.5%
618,000	[1]	Bharti Airtel Ltd.	4,534,663
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	24,005,695
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,100,000	[2]	NTELOS Holdings Corp.	19,987,000
3,400,000	[1]	TW Telecom, Inc.	62,560,000
		TOTAL	111,087,358
		Utilities – 0.9%
146,559	[1,6]	BF Investment Ltd.	493,814
146,559	[1]	BF Utilities Ltd.	3,040,582
2,000,000	[1,3,4]	EDP Renovaveis SA	11,609,400
806,553		ITC Holdings Corp.	50,498,283
		TOTAL	65,642,079
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,904,300,771)	7,151,488,153
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	3
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	305,932
157,125	[1]	Clinical Data, Inc., 5/24/2012	5,048
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,977,212
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	55,724
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	532,821
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	3,475,816
461,121	[1]	Favrille, Inc., 3/7/2011	0
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	980
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	397
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	1,192,800
		TOTAL	7,546,733
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	7,546,733
		Preferred Stocks – 0.0%
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	616,987
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $23,255,294)	616,987
		Corporate Bonds – 0.4%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.4%
27,670,000	[5]	Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	29,199,598
		Information Technology – 0.0%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,674,135
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,564,991)	30,873,733
		MUTUAL FUND – 1.7%
119,963,791	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	119,963,791
		REPURCHASE AGREEMENT – 11.9%
$860,839,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	860,839,000
		TOTAL INVESTMENTS — 112.8% (IDENTIFIED COST $5,961,139,869)[8]	8,171,328,397
		OTHER ASSETS AND LIABILITIES - NET — (12.8)%[9]	(926,010,835)
		TOTAL NET ASSETS — 100%	$7,245,317,562

Annual Shareholder Report

At October 31, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/1/2010	3,814,623 Brazilian Real	$2,234,957	$8,545
11/2/2010	6,235,659 Singapore Dollar	$4,809,239	$8,546
11/3/2010	2,255,719 Brazilian Real	$1,319,983	$6,676
11/4/2010	465,720,324 Japanese Yen	$5,786,855	$647
Contracts Sold:
11/1/2010	5,014,081 Hong Kong Dollar	$646,436	$(438)
11/3/2010	26,184,778 Brazilian Real	$15,322,592	$(77,501)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(53,525)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $80,719,283, which represented 1.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $21,829,535, which represented 0.3% of total net assets.
5	Affiliated company.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $6,029,450,190.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,261,067,360	$ —	$11,113,453	$4,272,180,813
International	1,796,466,271	1,082,347,255[1]	493,814	2,879,307,340
Preferred Stock
Domestic	—	—	616,987	616,987
Debt Securities:
Corporate Bonds	—	30,873,733	0	30,873,733
Warrants	—	7,546,733	0	7,546,733
Mutual Fund	119,963,791	—	—	119,963,791
Repurchase Agreement	—	860,839,000	—	860,839,000
TOTAL SECURITIES	$6,177,497,422	$1,981,606,721	$12,224,254	$8,171,328,397
OTHER FINANCIAL INSTRUMENTS*	$(53,525)	$ —	$ —	$(53,525)
1	Includes $17,356,735 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data.
*	Other financial instruments include foreign exchange contracts.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock – Domestic Securities	Investments in Common Stock – International Securities	Investments in Preferred Stock – Domestic Securities	Investments in Corporate Bonds Securities	Investments in Warrants
Balance as of November 1, 2009	$26,595,794	$ —	$616,987	$144,410	$3,764,140
Change in unrealized appreciation/depreciation	(1,297,393)	493,814	—	86,809	(788,649)
Net purchases (sales)	(1,728,447)	— [2]	—	(231,219)	(99,750)
Transfers in and/or out of level 3	(12,456,501)[3]	—	—	—	(2,875,741)[4]
Balance as of October 31, 2010	$11,113,453	$493,814	$616,987	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2010	$(1,598,231)	$493,814	$ —	$86,809	$ —
2	Shares acquired in conjunction with a spinoff were recorded at zero cost.
3	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.
4	Transferred from Level 3 to Level 2 because observable market data was obtained for securities.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2010

Assets:
Investments in securities	$7,310,489,397
Investments in repurchase agreements	860,839,000
Total investments in securities, at value including $838,657,184 of securities loaned and $1,338,353,332 of investments in affiliated issuers (Note 5) (identified cost $5,961,139,869)		$8,171,328,397
Cash		2,493
Cash denominated in foreign currencies (identified cost $1,318,353)		1,332,526
Income receivable		2,401,707
Receivable for investments sold		37,648,904
Receivable for shares sold		3,449,373
Receivable for foreign exchange contracts		24,414
Participation notes		21,425,227
TOTAL ASSETS		8,237,613,041
Liabilities:
Payable for investments purchased	81,492,712
Payable for shares redeemed	12,519,047
Payable for foreign exchange contracts	77,939
Payable for collateral due to broker for securities lending	860,839,000
Payable for capital gains taxes withheld	3,110,480
Payable for limited partnership commitments	2,500,000
Payable for distribution services fee (Note 5)	1,207,209
Payable for shareholder services fee (Note 5)	3,521,375
Payable for participation notes	24,260,098
Accrued expenses	2,767,619
TOTAL LIABILITIES		992,295,479
Net assets for 1,388,415,333 shares outstanding		$7,245,317,562
Net Assets Consist of:
Paid-in capital		$5,774,445,374
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,207,478,323
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(746,952,473)
Undistributed net investment income		10,346,338
TOTAL NET ASSETS		$7,245,317,562
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,469,093,829 ÷ 468,783,654 shares outstanding), no par value, unlimited shares authorized	$5.27
Offering price per share (100/94.50 of $5.27)	$5.58
Redemption proceeds per share	$5.27
Class B Shares:
Net asset value per share ($473,933,601 ÷ 95,461,711 shares outstanding), no par value, unlimited shares authorized	$4.96
Offering price per share	$4.96
Redemption proceeds per share (94.50/100 of $4.96)	$4.69
Class C Shares:
Net asset value per share ($680,500,953 ÷ 137,022,984 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share	$4.97
Redemption proceeds per share (99/100 of $4.97)	$4.92
Class K Shares:
Net asset value per share ($3,621,789,179 ÷ 687,146,984 shares outstanding), no par value, unlimited shares authorized	$5.27
Offering price per share	$5.27
Redemption proceeds per share (99.80/100 of $5.27)	$5.26

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $36,406,726 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $2,012,123)		$156,264,855
Interest (including $1,491,688 received from an affiliated issuer (Note 5) and income on securities loaned of $2,010,890)		5,559,814
TOTAL INCOME		161,824,669
Expenses:
Investment adviser fee (Note 5)	$98,832,016
Administrative personnel and services fee (Note 5)	5,412,535
Custodian fees	3,671,511
Transfer and dividend disbursing agent fees and expenses — Class A Shares	3,794,927
Transfer and dividend disbursing agent fees and expenses — Class B Shares	857,762
Transfer and dividend disbursing agent fees and expenses — Class C Shares	1,098,482
Transfer and dividend disbursing agent fees and expenses — Class K Shares	5,956,028
Directors'/Trustees' fees	19,566
Auditing fees	36,631
Legal fees	28,175
Portfolio accounting fees	214,656
Distribution services fee — Class A Shares (Note 5)	5,813,701
Distribution services fee — Class B Shares (Note 5)	3,957,163
Distribution services fee — Class C Shares (Note 5)	5,054,439
Distribution services fee — Class K Shares (Note 5)	17,042,764
Shareholder services fee — Class A Shares (Note 5)	5,702,699
Shareholder services fee — Class B Shares (Note 5)	1,319,054
Shareholder services fee — Class C Shares (Note 5)	1,682,239
Shareholder services fee — Class K Shares (Note 5)	8,465,103
Account administration fee — Class A Shares	38,573
Account administration fee — Class C Shares	2,574
Account administration fee — Class K Shares	16,268
Share registration costs	62,709
Printing and postage	593,534
Insurance premiums	10,501
Dividends and other expenses related to short sales	1,791
Miscellaneous	16,744
TOTAL EXPENSES	169,702,145
Annual Shareholder Report

Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(10,403,370)
Waiver of administrative personnel and services fee (Note 5)	(134,559)
Waiver of distribution services fee — Class A Shares (Note 5)	(2,874,596)
Waiver of distribution services fee — Class C Shares (Note 5)	(512,599)
Waiver of distribution services fee — Class K Shares (Note 5)	(13,193,993)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(394,810)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(64,945)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(27,578,872)
Net expenses			$142,123,273
Net investment income			19,701,396
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $54,035,245 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $616,125)			255,998,024
Net realized loss on short sales			(2,105,124)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,254,564,850
Net change in unrealized depreciation of securities sold short			1,449,124
Net realized and unrealized gain on investments, short sales and foreign currency transactions			1,509,906,874
Change in net assets resulting from operations			$1,529,608,270

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,701,396	$(13,924,321)
Net realized gain (loss) on investments, short sales, written options, futures contracts and foreign currency transactions	253,892,900	(885,478,183)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	1,256,013,974	1,498,296,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,529,608,270	598,894,316
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,293,307)	—
Class K Shares	(6,296,827)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,590,134)	—
Share Transactions:
Proceeds from sale of shares	758,063,276	781,547,383
Net asset value of shares issued to shareholders in payment of distributions declared	9,822,517	—
Cost of shares redeemed	(1,582,655,103)	(1,408,747,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(814,769,310)	(627,200,061)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	82,951
Change in net assets	704,248,826	(28,222,794)
Net Assets:
Beginning of period	6,541,068,736	6,569,291,530
End of period (including undistributed net investment income of $10,346,338 and $4,525,173, respectively)	$7,245,317,562	$6,541,068,736

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At October 31, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realized gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2010, the Fund had no realized gain (loss) on written options.

At October 31, 2010, the Fund had no outstanding written option contracts.

Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$838,657,184	$860,839,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2010, the Fund had a net realized loss on short sales of $2,105,124.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$4,170,969
Ardais Corp., Conv. Pfd.	3/2/2001 – 3/8/2001	$9,999,999	$0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	$4,666,664	$0
Conceptus, Inc.	8/11/2005	$4,500,000	$8,881,250
Conceptus, Inc.	4/10/2001	$5,000,000	$10,150,004
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,778,396	$1,968,180
Endologix, Inc.	12/8/2003 – 7/30/2009	$19,440,145	$28,745,217
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$497,892	$782,852
Infrastructure Fund	8/11/2000	$410,088	$11,625
Latin Healthcare Fund	11/28/2000	$0	$929,651
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$0
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$24,414	Payable for foreign exchange contracts	$77,939
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(142,574)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$22,657

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	108,384,912	$510,485,496	129,793,261	$486,148,491
Shares issued to shareholders in payment of distributions declared	801,053	3,756,940	—	—
Shares redeemed	(150,272,322)	(709,884,481)	(187,402,355)	(682,429,197)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(41,086,357)	$(195,642,045)	(57,609,094)	$(196,280,706)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,936,393	$22,093,225	8,179,498	$28,618,485
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(50,285,191)	(223,072,532)	(47,455,866)	(164,665,568)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(45,348,798)	$(200,979,307)	(39,276,368)	$(136,047,083)
Annual Shareholder Report

Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,712,395	$61,221,439	25,317,394	$88,656,699
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(40,828,794)	(182,157,622)	(56,803,525)	(193,749,224)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27,116,399)	$(120,936,183)	(31,486,131)	$(105,092,525)
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	34,634,870	$164,263,116	48,539,071	$178,123,708
Shares issued to shareholders in payment of distributions declared	1,293,247	6,065,577	—	—
Shares redeemed	(98,552,433)	(467,540,468)	(100,648,477)	(367,903,455)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(62,624,316)	$(297,211,775)	(52,109,406)	$(189,779,747)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(176,175,870)	$(814,769,310)	(180,480,999)	$(627,200,061)

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2010, redemption fees of $55,592 were allocated to cover the cost of redemptions. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, partnership adjustments, reclassification for regulatory settlement proceeds and discount accretion/premium amortization on debt securities.

Annual Shareholder Report

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(22,306)	$(3,290,097)	$3,312,403

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$10,590,134	$ —

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$39,454,350
Net unrealized appreciation	$2,135,678,028
Capital loss carryforwards	$(704,260,190)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership adjustments, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and defaulted interest.

At October 31, 2010, the cost of investments for federal tax purposes was $6,029,450,190. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,141,878,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,360,662,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $218,783,978.

At October 31, 2010, the Fund had a capital loss carryforward of $704,260,190 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $204,090,933 to offset taxable capital gains realized during the year ended October 31, 2010.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $9,619,498 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $81,493,066.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $134,559 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $16,581,188 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $5,394,099 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $175,895 in sales charges from the sale of Class A Shares. FSC also retained $14,174 of CDSC relating to redemptions of Class A Shares and $15,047 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $12,937 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended
October 31, 2010, FSSC voluntarily reimbursed $394,810 of Service Fees. For the year ended
October 31, 2010, FSSC received $4,685,032 of fees paid by the Fund.
Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2010, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,414,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,758,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Annual Shareholder Report

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,922,559 and $10,590,813, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income Interest Income
Alkermes, Inc.	12,057,000	1,716,476	4,051,203	9,722,273	$112,486,699	$ —
*Arena Pharmaceuticals, Inc.	9,850,800	—	9,850,800	—	—	—
Auxilium Pharmaceutical, Inc.	3,307,017	142,222	355,647	3,093,592	76,566,402	—
Brasil Brokers Participacoes	8,718,450	1,139,677	—	9,858,127	54,442,047	635,496
Cbeyond Communications, Inc.	—	1,771,638	—	1,771,638	24,005,695	—
CETIP SA	17,903,500	4,869,299	—	22,772,799	241,750,880	3,792,214
*Chimera Investment Corp.	52,600,000	4,872,000	27,472,000	30,000,000	123,000,000	25,800,000
Conceptus, Inc.	3,634,700	—	—	3,634,700	51,649,087	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	19,031,254	—
Conceptus, Inc.	600,000	—	—	600,000	8,526,000	—
Cubist Pharmaceuticals, Inc.	7,000,000	1,008,000	1,000,000	7,008,000	163,146,240	—
Dexcom, Inc.	4,916,800	—	—	4,916,800	67,606,000	—
Dexcom, Inc., Restricted	126,025	—	—	126,025	1,733,394	—
Dyax Corp.	11,355,088	1,494,912	—	12,850,000	30,968,500	—
Endologix, Inc.	6,915,528	—	1,717,478	5,198,050	28,745,217	—
Endologix, Inc.	3,555,556	—	—	3,555,556	19,662,225	—
*Epigenomics AG	4,847,764	—	4,847,764	—	—	—
ExamWorks Group Inc.	—	2,227,383	—	2,227,383	37,865,511	—
*GeoEye, Inc.	924,656	225,344	435,262	714,738	31,641,451	—
Insulet Corp.	2,850,000	—	177,930	2,672,070	42,619,517	—
Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income Interest Income
Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	29,646,000	—	1,976,000	27,670,000	$29,199,598	$1,491,688
*Isis Pharmaceuticals, Inc.	6,880,757	—	6,880,757	—	—	—
*Lodgenet Entertainment, Con. Pfd., Series B, $100.00 Annual Dividend	9,490	—	9,490	—	—	619,850
*National CineMedia, Inc.	2,358,759	60,699	408,287	2,011,171	37,246,887	1,399,890
*Neurocrine Biosciences, Inc.	2,395,733	—	2,395,733	—	—	—
*Orthovita, Inc.	5,000,000	—	5,000,000	—	—	—
*OSI Pharmaceuticals, Inc.	3,500,000	—	3,500,000	—	—	—
*Pharmacyclics	3,460,000	—	3,460,000	—	—	—
Progenics Pharmaceuticals, Inc.	4,700,000	546,193	—	5,246,193	24,657,107	—
*RADWARE Ltd.	1,070,000	—	314,809	755,191	26,711,106	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	11,632,407	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	427,400	11,570,138	95,198,630	1,971,242
*STR Holdings, Inc.	—	2,246,798	196,798	2,050,000	50,942,500	—
TNS, Inc.	2,011,100	953,545	—	2,964,645	56,743,305	—
*Two Harbors Investment Co.	3,000,000	—	3,000,000	—	—	2,055,386
Vical, Inc.	7,738,820	2,307,470	715,815	9,330,475	20,153,826	—
TOTAL OF AFFILIATED COMPANIES	239,061,570	25,790,453	78,195,130	186,656,893	$1,487,931,485	$37,765,766
*	At October 31, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Annual Shareholder Report

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $783,872. Transactions with the affiliated holding during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	1,775,556,873	2,992,545,395	4,648,138,477	119,963,791	$119,963,791	$132,648

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $64,945 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$3,667,546,606
Sales	$4,429,245,145

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Annual Shareholder Report

At October 31, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	59.3%
Brazil	12.9%
India	5.2%
Cayman Islands	4.1%
Ireland	4.1%
Canada	1.6%
Spain	1.5%
Hong Kong	1.3%
Netherlands	1.2%
Israel	1.0%
Luxembourg	1.0%
Bermuda	0.7%
Chile	0.7%
United Kingdom	0.7%
Mongolia	0.6%
British Virgin Islands	0.5%
Singapore	0.5%
China	0.4%
Isle of Man	0.4%
Germany	0.3%
Indonesia	0.3%
Mexico	0.3%
Italy	0.2%
France	0.2%
Taiwan	0.1%
Japan	0.1%
Switzerland	0.0%[1]
Denmark	0.0%[1]
Belize	0.0%[1]
1	Represents less than 0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

Annual Shareholder Report

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $82,951 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

12. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving Federated Kaufmann Fund. Federated and its counsel have been defending this litigation. Although the Federated Kaufmann Fund is not a defendant in this litigation, that Fund could potentially receive a recovery in this action. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated-sponsored mutual funds (“Federated Funds”), there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

13. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

14. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 97.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above median in its investment performance on a longer term basis. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26396 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.23	$3.81	$7.03	$6.08	$5.52
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	1.03	0.42	(2.56)	1.73	0.95
TOTAL FROM INVESTMENT OPERATIONS	1.05	0.42	(2.59)	1.69	0.89
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.01)	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.27	$4.23	$3.81	$7.03	$6.08
Total Return[3]	24.81%	11.02%	(40.23)%	31.07%	16.85%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%
Net investment income (loss)	0.39%	(0.12)%	(0.56)%	(0.63)%	(0.99)%
Expense waiver/reimbursement[5]	0.54%	0.53%	0.49%	0.48%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,621,789	$3,168,922	$3,051,697	$5,432,110	$4,330,877
Portfolio turnover	54%	91%	78%	49%	64%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,060.40	$10.13
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Annual Shareholder Report

3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2010, was 24.81%. The Fund's benchmark, the Russell Midcap® Growth Index (Russell Midcap®),1 a broad-based securities market index, had a total return of 28.03% and the Lipper Multi-Cap Growth Funds Category2 had a median total return of 21.48% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell Midcap®.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 15% plus rally. Mid-cap stocks performed best during the period followed by small-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve, kept its discount and federal funds target rates at low levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August, this fear had dissipated and, with the exception of continuing high unemployment and a very difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

The strongest sectors in the Russell Midcap® during the period were: Telecom Services (+41%); Consumer Discretionary (+37%); and Information Technology (+34%). The weakest sectors were: Utilities (-6%); Energy (+3%); and Financials (+20%).

1	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated and do not reflect sales charges.
3	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

4

FUND PERFORMANCE

The Fund underperformed the benchmark index over the reporting period. The Fund's performance is driven primarily by bottom-up stock selection. Seven of the Fund's top 10 contributing companies across multiple sectors each returned over 50% during the reporting period, specifically: Cia Hering (+314%); Ford Motor (+101%); Cetip (+61%); Restoque Comercio e Confeccoes de Roupas SA (+264%); Warner Chilcott Plc. (+51%); Hypermarcas (+59%); and Expeditors International (+54%). In addition: Chimera Investment Corp (+39%); Cubist Pharmaceuticals (+37%); and Housing Development Finance (+38%) were among the Fund's top 10 contributing companies.

Five of the Fund's most laggard companies were down more than 25%. Specifically: TNS (-32%); Isis Pharmaceuticals (-28%); Neutral Tandem (-51%); United States Steel (-27%); and Nvidia Corp (-47%) detracted from performance. Additional laggards included: Auxilium Pharmaceuticals (-21%); Conceptus (-18%); Bank of America (-17%); Morgan Stanley (-22%); and JPMorgan (-9%). A particular sector that negatively affected performance was Information Technology where 12 of the Fund's holdings in the sector were down more than 20%. While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the Fund's relative performance. An underweight in Consumer Discretionary and Information Technology sectors and an overweight in the Financial sector relative to the benchmark, hurt performance somewhat. The Fund was fully invested during the period with a cash position which averaged 1.0%.

Annual Shareholder Report

5

FEDERATED KAUFMANN FUND – CLASS K SHARES

Average Annual Total Returns for the Period Ended 10/31/2010

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class K Shares[2]	5.82%	24.56%	-6.15%	4.83%	5.69%	9.07%
Russell Midcap Growth Index[3]	3.90%	28.03%	-3.47%	4.28%	0.20%	7.44%
Lipper Multi-Cap Growth Funds Category[3]	11.55%	21.24%	-5.79%	3.19%	-0.93%	6.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Multi-Cap Growth Funds Category (LMCGC) have been adjusted to reflect reinvestment of all dividends on securities in the indexes.
2	Total returns reflect the 0.20% redemption fee.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGC is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGC does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	21.1%
Financials	17.1%
Industrials	19.4%
Information Technology	16.3%
Consumer Discretionary	10.2%
Materials	7.4%
Consumer Staples	4.1%
Telecommunication Services	1.5%
Energy	1.2%
Utilities	0.9%
Securities Lending Collateral[2]	11.9%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(12.8)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments

October 31, 2010

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.7%
		Consumer Discretionary – 10.2%
3,009,050		Bharat Forge Ltd.	25,798,944
2,500,730		Cia Hering	123,175,991
10,000,000	[1,2]	Ford Motor Co.	141,300,000
15,845,930	[1]	Genting Singapore PLC	26,538,009
11,406,638		Golden Eagle Retail Group Ltd.	30,292,998
1,000,000	[1,3,4]	Hydrogen Corp.	20,000
175,000	[1]	Kohl's Corp.	8,960,000
24,842,903	[1]	L'Occitane International SA	73,771,754
429,450	[1,2]	Las Vegas Sands Corp.	19,703,166
977,947	[1]	Mecox Lane Ltd., ADR	15,969,874
13,942	[1]	Multiplus SA	236,972
2,011,171	[2]	National CineMedia, Inc.	37,246,887
6,249,951		New World Department Store China	5,795,283
48,800	[1]	Pandora A/S	2,368,004
12,377,400		Parkson Retail Group Ltd.	22,439,134
930,374	[1]	Penn National Gaming, Inc.	30,944,239
7,585		Rakuten, Inc.	5,846,028
11,570,138	[5]	Restoque Comercio e Confeccoes de Roupas SA	95,198,630
20,000,053	[1]	Sands China Ltd.	43,541,766
60,000		Target Corp.	3,116,400
344,215	[1]	Vera Bradley, Inc.	9,414,280
1,549,865	[1]	Yoox SpA	16,985,726
		TOTAL	738,664,085
		Consumer Staples – 4.1%
711,776		Drogasil SA	18,013,128
5,460,774	[1]	Grupo Comercial Chedraui SA, de C.V.	17,667,470
10,880,205	[1]	Hypermarcas SA	179,171,758
1,400,000		Philip Morris International, Inc.	81,900,000
398,820	[1]	United Breweries Co., Inc.	3,995,744
		TOTAL	300,748,100
		Energy – 1.2%
600,000		Canadian Natural Resources Ltd.	21,882,000
301,000	[1]	Concho Resources, Inc.	20,669,670
500,000	[1]	Dresser-Rand Group, Inc.	17,110,000
Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
800,000		Suncor Energy, Inc.	25,608,000
		TOTAL	85,269,670
		Financials – 17.1%
9,531,000	[1]	AIA Group Ltd.	28,403,948
1,000,000		American Express Co.	41,460,000
1,858,400	[1]	Amil Participacoes SA	18,908,616
6,262,438	[1]	BR Malls Participacoes	59,850,978
1,000,000	[2]	Bank of New York Mellon Corp.	25,060,000
9,858,127	[5]	Brasil Brokers Participacoes	54,442,047
4,689	[1]	Brasil Insurance Participacoes e Administracao SA	3,722,961
22,772,799	[1,5]	CETIP SA	241,750,880
800,000	[2]	CNinsure, Inc., ADR	20,560,000
30,000,000		Chimera Investment Corp.	123,000,000
573,400		DLF Ltd.	4,529,803
1	[1,3,6]	FA Private Equity Fund IV LP	782,852
400,000	[2]	Greenhill & Co., Inc.	31,068,000
8,803,250		Housing Development Finance Corp. Ltd.	136,190,653
727,307	[1]	IFM Investments Ltd., ADR	3,956,550
6,415,978		Infrastructure Development Finance Co. Ltd.	28,917,524
1	[1,3,6]	Infrastructure Fund	11,625
1,750,000		J.P. Morgan Chase & Co.	65,852,500
2,220,927		LPS Brasil Cons De Imoveis	48,329,294
3,100,000	[2]	Morgan Stanley	77,097,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	41,580,129
27,847,407		PT Bank Central Asia	21,842,247
1	[1,3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	16,182,414
1	[1,3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	16,725,754
700,000		State Street Corp.	29,232,000
1	[3]	Vennworks	0
2,461,635		Wells Fargo & Co.	64,199,441
1,000,000		Willis Group Holdings PLC	31,800,000
		TOTAL	1,238,707,216
		Health Care – 20.6%
9,722,273	[1,2,5]	Alkermes, Inc.	112,486,699
Annual Shareholder Report
9

Shares or Principal Amount			Value in U.S. Dollars
500,000		Allergan, Inc.	36,205,000
1,000,000	[1]	Allscripts Healthcare Solutions, Inc.	19,090,000
1,730,000	[1]	Anadys Pharmaceuticals, Inc.	2,508,500
1	[3,6]	Apollo Investment Fund V	4,170,969
2	[1,6]	Ardais Corp.	0
418,658	[1,2]	Athenahealth, Inc.	16,733,760
341,800		Aurobindo Pharma Ltd.	9,179,429
3,093,592	[1,5]	Auxilium Pharmaceutical, Inc.	76,566,402
504,478	[1,2]	Bellus Health, Inc.	35,315
2,541,100	[1]	Biocon Ltd.	23,523,754
956,231	[1,2]	BioMarin Pharmaceutical, Inc.	25,015,003
240,400	[1,2]	Cepheid, Inc.	5,058,016
460,575	[1]	Chindex International, Inc.	6,236,185
3,634,700	[1,2,5]	Conceptus, Inc.	51,649,087
1,339,286	[1,3,5]	Conceptus, Inc.	19,031,254
600,000	[1,3,4,5]	Conceptus, Inc.	8,526,000
2,278,165	[1]	Corcept Therapeutics, Inc.	8,133,049
797,358	[1,2]	Corcept Therapeutics, Inc.	2,846,568
500,000	[1,3,6]	Cortek, Inc.	0
7,008,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	163,146,240
1	[3,6]	Denovo Ventures I LP	1,968,180
4,916,800	[1,2,5]	Dexcom, Inc.	67,606,000
126,065	[1,5]	Dexcom, Inc. Restricted	1,733,394
2,072,900		Dishman Pharmaceuticals & Chemicals Ltd.	8,630,410
552,681	[1]	Durect Corp.	1,475,658
12,850,000	[1,5]	Dyax Corp.	30,968,500
5,198,050	[1,2,3,5]	Endologix, Inc.	28,745,217
3,555,556	[1,5]	Endologix, Inc.	19,662,225
2,227,383	[1,5]	ExamWorks Group Inc.	37,865,511
1,800,000	[1]	Express Scripts, Inc., Class A	87,336,000
696,200		Hikma Pharmaceuticals PLC	8,766,995
1,000,000	[1]	Hologic, Inc.	16,020,000
900,000	[1,2]	Human Genome Sciences, Inc.	24,192,000
2,000,000	[1,2]	Illumina, Inc.	108,620,000
2,672,070	[1,2,5]	Insulet Corp.	42,619,517
1	[3,6]	Latin Healthcare Fund	929,651
300,000	[1]	LifeWatch AG	3,198,345
Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
1,000,000	[1,2]	Masimo Corp.	30,170,000
1,364,785	[1,2]	Nektar Therapeutics	19,884,918
1	[1,3,6]	Peachtree Velquest	0
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	24,657,107
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	28,980,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	9,892,144
2,998,043	[1,2,5]	Repligen Corp.	11,632,407
3,000,000	[1,2]	Seattle Genetics, Inc.	49,170,000
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	747,151
1,077,000	[1,2]	Somaxon Pharmaceuticals, Inc.	3,015,600
274	[1,6]	Soteira, Inc.	176
300,000		Teva Pharmaceutical Industries Ltd., ADR	15,570,000
3,802,277	[1]	Threshold Pharmaceuticals, Inc.	4,828,892
202,068	[1]	Trius Therapeutics, Inc.	731,486
9,330,475	[1,5]	Vical, Inc.	20,153,826
200,000	[1,2]	Vivus, Inc.	1,548,000
7,000,000	[1]	Warner Chilcott PLC	168,280,000
515,000	[1]	Watson Pharmaceuticals, Inc.	24,024,750
		TOTAL	1,493,765,290
		Industrials – 19.4%
500,000		3M Co.	42,110,000
1,150,500		Bharat Heavy Electricals Ltd.	63,396,031
1,000,000	[2]	CLARCOR, Inc.	39,660,000
420,703		CP Railway Ltd.	27,404,594
700,000		CSX Corp.	43,015,000
350,000		Caterpillar, Inc.	27,510,000
1,405,225	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	16,511,394
350,000	[2]	Con-way, Inc.	11,553,500
401,100	[1]	Copart, Inc.	13,581,246
500,000	[1,2]	CoStar Group, Inc.	24,830,000
715,000	[1,2]	Covanta Holding Corp.	11,282,700
2,066,527		Crompton Greaves Ltd.	14,744,898
850,000		Cummins, Inc.	74,885,000
750,000		Danaher Corp.	32,520,000
455,818	[1]	DigitalGlobe Inc.	14,882,458
190,200	[1]	Edenred	3,984,428
2,255,565	[2]	Expeditors International Washington, Inc.	111,334,688
Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
1,400,000	[2]	FedEx Corp.	122,808,000
714,738	[1,2]	GeoEye, Inc.	31,641,451
200,000		Goodrich (B.F.) Co.	16,414,000
767,016		IESI-BFC Ltd.	17,932,834
320,800	[1,2]	IHS, Inc., Class A	23,174,592
10,182,148	[1,2]	Jet Blue Airways Corp.	71,071,393
255,100		Joy Global, Inc.	18,099,345
900,000		Localiza Rent A Car SA	14,900,311
290,045		MSC Industrial Direct Co.	16,515,162
4,704,116		Max India Ltd.	16,721,502
1,800,000	[1]	Owens Corning, Inc.	48,672,000
580,000		Precision Castparts Corp.	79,216,400
400,000		Rockwell Collins	24,204,000
2,900,000	[1]	Ryanair Holdings PLC, ADR	94,627,000
240,683	[1,2]	Trina Solar Ltd., ADR	6,440,677
600,000		Union Pacific Corp.	52,608,000
835,000	[1,2]	United Continental Holdings Inc.	24,248,400
637,500		United Technologies Corp.	47,665,875
3,100,000	[1]	Verisk Analytics, Inc.	92,411,000
225,000	[2]	Wabtec Corp.	10,539,000
		TOTAL	1,403,116,879
		Information Technology – 16.3%
1,000,000	[1]	Akamai Technologies, Inc.	51,670,000
5,392,725	[1]	Amadeus IT Holding SA	109,892,269
530,000	[1,2]	Asiainfo Holdings, Inc.	11,776,600
1,475,239	[1]	Avago Technologies Ltd.	36,408,899
300,000	[1]	BMC Software, Inc.	13,638,000
780,000	[1,2]	Blackboard, Inc.	32,557,200
2,350,000	[1]	Camelot Information Systems, Inc., ADR	37,670,500
750,000	[1,2]	Check Point Software Technologies Ltd.	32,062,500
294,900	[1]	Citrix Systems, Inc.	18,894,243
3,341,590	[1,2]	Comverse Technology, Inc.	26,732,720
500,000		DST Systems, Inc.	21,635,000
1,059,322	[1,3,6]	Expand Networks Ltd.	0
87,750	[1]	Google, Inc.	53,789,872
17,908,025	[1]	Inotera Memories, Inc.	8,793,965
265,000	[1]	Longtop Financial Technologies Ltd., ADR	9,630,100
Annual Shareholder Report
12

Shares or Principal Amount			Value in U.S. Dollars
600,000		Mastercard, Inc.	144,036,000
1,600,000	[2]	Microchip Technology, Inc.	51,488,000
8,000,000	[1,2]	Micron Technology, Inc.	66,160,000
3,806,875	[1]	Microsemi Corp.	76,137,500
2,571,071	[1]	NCR Corp.	35,275,094
2,156,725	[1]	NIC, Inc.	18,720,373
4,527,800	[1]	NXP Semiconductors NV	59,721,682
300,000	[1]	NetApp, Inc.	15,975,000
5,900,000	[1,2]	ON Semiconductor Corp.	45,253,000
1	[3,6]	Peachtree Open Networks	0
755,191	[1]	RADWARE Ltd.	26,711,106
2,564,581		Redecard SA	33,182,839
435,672	[1,2]	Rubicon Technology, Inc.	10,072,737
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
600,000	[1]	Smart Modular Technologies (WWH), Inc.	4,434,000
2,964,645	[1,5]	TNS, Inc.	56,743,305
5,043,502	[1]	Telecity Group PLC	40,204,635
165,000	[1]	VanceInfo Technologies, Inc., ADR	6,001,050
579,000	[1,2]	VistaPrint Ltd.	24,358,530
		TOTAL	1,179,626,719
		Materials – 7.4%
322,250		BASF SE	23,434,047
500,000		Barrick Gold Corp.	24,045,000
514,427		Eastman Chemical Co.	40,418,530
500,000		Ecolab, Inc.	24,660,000
34,547,300		Huabao International Holdings Ltd.	52,115,406
134,691,705		Lee & Man Paper Manufacturing Ltd.	113,017,049
37,665,238	[1]	Mongolian Mining Corp.	40,574,712
500,000		Newmont Mining Corp.	30,435,000
40,008,100		Nine Dragons Paper Holdings Ltd.	64,327,167
2,050,000	[1,2]	STR Holdings, Inc.	50,942,500
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	51,800,000
22,191,500	[1]	Yingde Gases Group Co.	19,091,346
		TOTAL	534,860,757
		Telecommunication Services – 1.5%
618,000	[1]	Bharti Airtel Ltd.	4,534,663
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	24,005,695
Annual Shareholder Report
13

Shares or Principal Amount			Value in U.S. Dollars
1,100,000	[2]	NTELOS Holdings Corp.	19,987,000
3,400,000	[1]	TW Telecom, Inc.	62,560,000
		TOTAL	111,087,358
		Utilities – 0.9%
146,559	[1,6]	BF Investment Ltd.	493,814
146,559	[1]	BF Utilities Ltd.	3,040,582
2,000,000	[1,3,4]	EDP Renovaveis SA	11,609,400
806,553		ITC Holdings Corp.	50,498,283
		TOTAL	65,642,079
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,904,300,771)	7,151,488,153
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	3
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	305,932
157,125	[1]	Clinical Data, Inc., 5/24/2012	5,048
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,977,212
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	55,724
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	532,821
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	3,475,816
461,121	[1]	Favrille, Inc., 3/7/2011	0
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	980
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	397
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	1,192,800
		TOTAL	7,546,733
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	7,546,733
		Preferred Stocks – 0.0%
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
Annual Shareholder Report
14

Shares or Principal Amount			Value in U.S. Dollars
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	616,987
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $23,255,294)	616,987
		Corporate Bonds – 0.4%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.4%
27,670,000	[5]	Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	29,199,598
		Information Technology – 0.0%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,674,135
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,564,991)	30,873,733
		MUTUAL FUND – 1.7%
119,963,791	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	119,963,791
		REPURCHASE AGREEMENT – 11.9%
$860,839,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	860,839,000
		TOTAL INVESTMENTS — 112.8% (IDENTIFIED COST $5,961,139,869)[8]	8,171,328,397
		OTHER ASSETS AND LIABILITIES - NET — (12.8)%[9]	(926,010,835)
		TOTAL NET ASSETS — 100%	$7,245,317,562

Annual Shareholder Report

15

At October 31, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/1/2010	3,814,623 Brazilian Real	$2,234,957	$8,545
11/2/2010	6,235,659 Singapore Dollar	$4,809,239	$8,546
11/3/2010	2,255,719 Brazilian Real	$1,319,983	$6,676
11/4/2010	465,720,324 Japanese Yen	$5,786,855	$647
Contracts Sold:
11/1/2010	5,014,081 Hong Kong Dollar	$646,436	$(438)
11/3/2010	26,184,778 Brazilian Real	$15,322,592	$(77,501)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(53,525)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $80,719,283, which represented 1.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $21,829,535, which represented 0.3% of total net assets.
5	Affiliated company.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $6,029,450,190.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,261,067,360	$ —	$11,113,453	$4,272,180,813
International	1,796,466,271	1,082,347,255[1]	493,814	2,879,307,340
Preferred Stock
Domestic	—	—	616,987	616,987
Debt Securities:
Corporate Bonds	—	30,873,733	0	30,873,733
Warrants	—	7,546,733	0	7,546,733
Mutual Fund	119,963,791	—	—	119,963,791
Repurchase Agreement	—	860,839,000	—	860,839,000
TOTAL SECURITIES	$6,177,497,422	$1,981,606,721	$12,224,254	$8,171,328,397
OTHER FINANCIAL INSTRUMENTS*	$(53,525)	$ —	$ —	$(53,525)
1	Includes $17,356,735 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data.
*	Other financial instruments include foreign exchange contracts.

Annual Shareholder Report

17

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock – Domestic Securities	Investments in Common Stock – International Securities	Investments in Preferred Stock – Domestic Securities	Investments in Corporate Bonds Securities	Investments in Warrants
Balance as of November 1, 2009	$26,595,794	$ —	$616,987	$144,410	$3,764,140
Change in unrealized appreciation/depreciation	(1,297,393)	493,814	—	86,809	(788,649)
Net purchases (sales)	(1,728,447)	— [2]	—	(231,219)	(99,750)
Transfers in and/or out of level 3	(12,456,501)[3]	—	—	—	(2,875,741)[4]
Balance as of October 31, 2010	$11,113,453	$493,814	$616,987	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2010	$(1,598,231)	$493,814	$ —	$86,809	$ —
2	Shares acquired in conjunction with a spinoff were recorded at zero cost.
3	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.
4	Transferred from Level 3 to Level 2 because observable market data was obtained for securities.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Statement of Assets and Liabilities

October 31, 2010

Assets:
Investments in securities	$7,310,489,397
Investments in repurchase agreements	860,839,000
Total investments in securities, at value including $838,657,184 of securities loaned and $1,338,353,332 of investments in affiliated issuers (Note 5) (identified cost $5,961,139,869)		$8,171,328,397
Cash		2,493
Cash denominated in foreign currencies (identified cost $1,318,353)		1,332,526
Income receivable		2,401,707
Receivable for investments sold		37,648,904
Receivable for shares sold		3,449,373
Receivable for foreign exchange contracts		24,414
Participation notes		21,425,227
TOTAL ASSETS		8,237,613,041
Liabilities:
Payable for investments purchased	81,492,712
Payable for shares redeemed	12,519,047
Payable for foreign exchange contracts	77,939
Payable for collateral due to broker for securities lending	860,839,000
Payable for capital gains taxes withheld	3,110,480
Payable for limited partnership commitments	2,500,000
Payable for distribution services fee (Note 5)	1,207,209
Payable for shareholder services fee (Note 5)	3,521,375
Payable for participation notes	24,260,098
Accrued expenses	2,767,619
TOTAL LIABILITIES		992,295,479
Net assets for 1,388,415,333 shares outstanding		$7,245,317,562
Net Assets Consist of:
Paid-in capital		$5,774,445,374
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,207,478,323
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(746,952,473)
Undistributed net investment income		10,346,338
TOTAL NET ASSETS		$7,245,317,562
Annual Shareholder Report
19

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,469,093,829 ÷ 468,783,654 shares outstanding), no par value, unlimited shares authorized	$5.27
Offering price per share (100/94.50 of $5.27)	$5.58
Redemption proceeds per share	$5.27
Class B Shares:
Net asset value per share ($473,933,601 ÷ 95,461,711 shares outstanding), no par value, unlimited shares authorized	$4.96
Offering price per share	$4.96
Redemption proceeds per share (94.50/100 of $4.96)	$4.69
Class C Shares:
Net asset value per share ($680,500,953 ÷ 137,022,984 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share	$4.97
Redemption proceeds per share (99/100 of $4.97)	$4.92
Class K Shares:
Net asset value per share ($3,621,789,179 ÷ 687,146,984 shares outstanding), no par value, unlimited shares authorized	$5.27
Offering price per share	$5.27
Redemption proceeds per share (99.80/100 of $5.27)	$5.26

See Notes which are an integral part of the Financial Statements

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20

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $36,406,726 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $2,012,123)		$156,264,855
Interest (including $1,491,688 received from an affiliated issuer (Note 5) and income on securities loaned of $2,010,890)		5,559,814
TOTAL INCOME		161,824,669
Expenses:
Investment adviser fee (Note 5)	$98,832,016
Administrative personnel and services fee (Note 5)	5,412,535
Custodian fees	3,671,511
Transfer and dividend disbursing agent fees and expenses — Class A Shares	3,794,927
Transfer and dividend disbursing agent fees and expenses — Class B Shares	857,762
Transfer and dividend disbursing agent fees and expenses — Class C Shares	1,098,482
Transfer and dividend disbursing agent fees and expenses — Class K Shares	5,956,028
Directors'/Trustees' fees	19,566
Auditing fees	36,631
Legal fees	28,175
Portfolio accounting fees	214,656
Distribution services fee — Class A Shares (Note 5)	5,813,701
Distribution services fee — Class B Shares (Note 5)	3,957,163
Distribution services fee — Class C Shares (Note 5)	5,054,439
Distribution services fee — Class K Shares (Note 5)	17,042,764
Shareholder services fee — Class A Shares (Note 5)	5,702,699
Shareholder services fee — Class B Shares (Note 5)	1,319,054
Shareholder services fee — Class C Shares (Note 5)	1,682,239
Shareholder services fee — Class K Shares (Note 5)	8,465,103
Account administration fee — Class A Shares	38,573
Account administration fee — Class C Shares	2,574
Account administration fee — Class K Shares	16,268
Share registration costs	62,709
Printing and postage	593,534
Insurance premiums	10,501
Dividends and other expenses related to short sales	1,791
Miscellaneous	16,744
TOTAL EXPENSES	169,702,145
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Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(10,403,370)
Waiver of administrative personnel and services fee (Note 5)	(134,559)
Waiver of distribution services fee — Class A Shares (Note 5)	(2,874,596)
Waiver of distribution services fee — Class C Shares (Note 5)	(512,599)
Waiver of distribution services fee — Class K Shares (Note 5)	(13,193,993)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(394,810)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(64,945)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(27,578,872)
Net expenses			$142,123,273
Net investment income			19,701,396
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $54,035,245 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $616,125)			255,998,024
Net realized loss on short sales			(2,105,124)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,254,564,850
Net change in unrealized depreciation of securities sold short			1,449,124
Net realized and unrealized gain on investments, short sales and foreign currency transactions			1,509,906,874
Change in net assets resulting from operations			$1,529,608,270

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,701,396	$(13,924,321)
Net realized gain (loss) on investments, short sales, written options, futures contracts and foreign currency transactions	253,892,900	(885,478,183)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	1,256,013,974	1,498,296,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,529,608,270	598,894,316
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,293,307)	—
Class K Shares	(6,296,827)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,590,134)	—
Share Transactions:
Proceeds from sale of shares	758,063,276	781,547,383
Net asset value of shares issued to shareholders in payment of distributions declared	9,822,517	—
Cost of shares redeemed	(1,582,655,103)	(1,408,747,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(814,769,310)	(627,200,061)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	82,951
Change in net assets	704,248,826	(28,222,794)
Net Assets:
Beginning of period	6,541,068,736	6,569,291,530
End of period (including undistributed net investment income of $10,346,338 and $4,525,173, respectively)	$7,245,317,562	$6,541,068,736

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At October 31, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report

27

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realized gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2010, the Fund had no realized gain (loss) on written options.

At October 31, 2010, the Fund had no outstanding written option contracts.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$838,657,184	$860,839,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2010, the Fund had a net realized loss on short sales of $2,105,124.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$4,170,969
Ardais Corp., Conv. Pfd.	3/2/2001 – 3/8/2001	$9,999,999	$0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	$4,666,664	$0
Conceptus, Inc.	8/11/2005	$4,500,000	$8,881,250
Conceptus, Inc.	4/10/2001	$5,000,000	$10,150,004
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,778,396	$1,968,180
Endologix, Inc.	12/8/2003 – 7/30/2009	$19,440,145	$28,745,217
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$497,892	$782,852
Infrastructure Fund	8/11/2000	$410,088	$11,625
Latin Healthcare Fund	11/28/2000	$0	$929,651
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$0
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$24,414	Payable for foreign exchange contracts	$77,939
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(142,574)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$22,657

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	108,384,912	$510,485,496	129,793,261	$486,148,491
Shares issued to shareholders in payment of distributions declared	801,053	3,756,940	—	—
Shares redeemed	(150,272,322)	(709,884,481)	(187,402,355)	(682,429,197)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(41,086,357)	$(195,642,045)	(57,609,094)	$(196,280,706)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,936,393	$22,093,225	8,179,498	$28,618,485
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(50,285,191)	(223,072,532)	(47,455,866)	(164,665,568)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(45,348,798)	$(200,979,307)	(39,276,368)	$(136,047,083)
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Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,712,395	$61,221,439	25,317,394	$88,656,699
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(40,828,794)	(182,157,622)	(56,803,525)	(193,749,224)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27,116,399)	$(120,936,183)	(31,486,131)	$(105,092,525)
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	34,634,870	$164,263,116	48,539,071	$178,123,708
Shares issued to shareholders in payment of distributions declared	1,293,247	6,065,577	—	—
Shares redeemed	(98,552,433)	(467,540,468)	(100,648,477)	(367,903,455)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(62,624,316)	$(297,211,775)	(52,109,406)	$(189,779,747)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(176,175,870)	$(814,769,310)	(180,480,999)	$(627,200,061)

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2010, redemption fees of $55,592 were allocated to cover the cost of redemptions. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, partnership adjustments, reclassification for regulatory settlement proceeds and discount accretion/premium amortization on debt securities.

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For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(22,306)	$(3,290,097)	$3,312,403

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$10,590,134	$ —

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$39,454,350
Net unrealized appreciation	$2,135,678,028
Capital loss carryforwards	$(704,260,190)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership adjustments, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and defaulted interest.

At October 31, 2010, the cost of investments for federal tax purposes was $6,029,450,190. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,141,878,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,360,662,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $218,783,978.

At October 31, 2010, the Fund had a capital loss carryforward of $704,260,190 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $204,090,933 to offset taxable capital gains realized during the year ended October 31, 2010.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $9,619,498 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $81,493,066.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $134,559 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $16,581,188 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $5,394,099 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $175,895 in sales charges from the sale of Class A Shares. FSC also retained $14,174 of CDSC relating to redemptions of Class A Shares and $15,047 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $12,937 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended
October 31, 2010, FSSC voluntarily reimbursed $394,810 of Service Fees. For the year ended
October 31, 2010, FSSC received $4,685,032 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2010, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,414,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,758,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,922,559 and $10,590,813, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income Interest Income
Alkermes, Inc.	12,057,000	1,716,476	4,051,203	9,722,273	$112,486,699	$ —
*Arena Pharmaceuticals, Inc.	9,850,800	—	9,850,800	—	—	—
Auxilium Pharmaceutical, Inc.	3,307,017	142,222	355,647	3,093,592	76,566,402	—
Brasil Brokers Participacoes	8,718,450	1,139,677	—	9,858,127	54,442,047	635,496
Cbeyond Communications, Inc.	—	1,771,638	—	1,771,638	24,005,695	—
CETIP SA	17,903,500	4,869,299	—	22,772,799	241,750,880	3,792,214
*Chimera Investment Corp.	52,600,000	4,872,000	27,472,000	30,000,000	123,000,000	25,800,000
Conceptus, Inc.	3,634,700	—	—	3,634,700	51,649,087	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	19,031,254	—
Conceptus, Inc.	600,000	—	—	600,000	8,526,000	—
Cubist Pharmaceuticals, Inc.	7,000,000	1,008,000	1,000,000	7,008,000	163,146,240	—
Dexcom, Inc.	4,916,800	—	—	4,916,800	67,606,000	—
Dexcom, Inc., Restricted	126,025	—	—	126,025	1,733,394	—
Dyax Corp.	11,355,088	1,494,912	—	12,850,000	30,968,500	—
Endologix, Inc.	6,915,528	—	1,717,478	5,198,050	28,745,217	—
Endologix, Inc.	3,555,556	—	—	3,555,556	19,662,225	—
*Epigenomics AG	4,847,764	—	4,847,764	—	—	—
ExamWorks Group Inc.	—	2,227,383	—	2,227,383	37,865,511	—
*GeoEye, Inc.	924,656	225,344	435,262	714,738	31,641,451	—
Insulet Corp.	2,850,000	—	177,930	2,672,070	42,619,517	—
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Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income Interest Income
Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	29,646,000	—	1,976,000	27,670,000	$29,199,598	$1,491,688
*Isis Pharmaceuticals, Inc.	6,880,757	—	6,880,757	—	—	—
*Lodgenet Entertainment, Con. Pfd., Series B, $100.00 Annual Dividend	9,490	—	9,490	—	—	619,850
*National CineMedia, Inc.	2,358,759	60,699	408,287	2,011,171	37,246,887	1,399,890
*Neurocrine Biosciences, Inc.	2,395,733	—	2,395,733	—	—	—
*Orthovita, Inc.	5,000,000	—	5,000,000	—	—	—
*OSI Pharmaceuticals, Inc.	3,500,000	—	3,500,000	—	—	—
*Pharmacyclics	3,460,000	—	3,460,000	—	—	—
Progenics Pharmaceuticals, Inc.	4,700,000	546,193	—	5,246,193	24,657,107	—
*RADWARE Ltd.	1,070,000	—	314,809	755,191	26,711,106	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	11,632,407	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	427,400	11,570,138	95,198,630	1,971,242
*STR Holdings, Inc.	—	2,246,798	196,798	2,050,000	50,942,500	—
TNS, Inc.	2,011,100	953,545	—	2,964,645	56,743,305	—
*Two Harbors Investment Co.	3,000,000	—	3,000,000	—	—	2,055,386
Vical, Inc.	7,738,820	2,307,470	715,815	9,330,475	20,153,826	—
TOTAL OF AFFILIATED COMPANIES	239,061,570	25,790,453	78,195,130	186,656,893	$1,487,931,485	$37,765,766
*	At October 31, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

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Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $783,872. Transactions with the affiliated holding during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	1,775,556,873	2,992,545,395	4,648,138,477	119,963,791	$119,963,791	$132,648

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $64,945 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$3,667,546,606
Sales	$4,429,245,145

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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At October 31, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	59.3%
Brazil	12.9%
India	5.2%
Cayman Islands	4.1%
Ireland	4.1%
Canada	1.6%
Spain	1.5%
Hong Kong	1.3%
Netherlands	1.2%
Israel	1.0%
Luxembourg	1.0%
Bermuda	0.7%
Chile	0.7%
United Kingdom	0.7%
Mongolia	0.6%
British Virgin Islands	0.5%
Singapore	0.5%
China	0.4%
Isle of Man	0.4%
Germany	0.3%
Indonesia	0.3%
Mexico	0.3%
Italy	0.2%
France	0.2%
Taiwan	0.1%
Japan	0.1%
Switzerland	0.0%[1]
Denmark	0.0%[1]
Belize	0.0%[1]
1	Represents less than 0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

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10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $82,951 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

12. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving Federated Kaufmann Fund. Federated and its counsel have been defending this litigation. Although the Federated Kaufmann Fund is not a defendant in this litigation, that Fund could potentially receive a recovery in this action. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated-sponsored mutual funds (“Federated Funds”), there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

13. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

14. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 97.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report

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services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above median in its investment performance on a longer term basis. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

26851 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Kaufmann Large Cap Fund

Established 2007

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$8.69	$6.88	$10.00
Income From Investment Operations:
Net investment income	0.09[2]	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.75	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.84	1.83	(3.12)
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.02)	—
Net Asset Value, End of Period	$10.53	$8.69	$6.88
Total Return[4]	21.18%	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%[5]	1.50%[6]
Net investment income	0.94%	0.67%	0.37%[6]
Expense waiver/reimbursement[7]	0.75%	1.26%	1.88%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,815	$60,203	$31,156
Portfolio turnover	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.49% and 1.50% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$8.60	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.72	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.73	1.75	(3.15)
Net Asset Value, End of Period	$10.33	$8.60	$6.85
Total Return[3]	20.12%	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.34%[4]	2.32%[4]	2.33%[5]
Net investment income (loss)	0.14%	(0.12)%	(0.46)%[5]
Expense waiver/reimbursement[6]	0.68%	1.19%	1.82%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,002	$32,721	$16,307
Portfolio turnover	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.33% and 2.31% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$8.63	$6.87	$10.00
Income From Investment Operations:
Net investment income (loss)	0.08[2]	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.77	1.79	(3.13)
Less Distributions:
Distributions from net investment income	—	(0.03)	—
Net Asset Value, End of Period	$10.40	$8.63	$6.87
Total Return[3]	20.51%	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[5]
Net investment income (loss)	0.88%	0.06%	(0.08)%[5]
Expense waiver/reimbursement[6]	0.71%	1.14%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,901	$332	$2
Portfolio turnover	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.94% and 1.95% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,039.50	$7.71
Class C Shares	$1,000	$1,034.00	$12.00
Class K Shares	$1,000	$1,036.90	$10.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class C Shares	$1,000	$1,013.41	$11.88
Class K Shares	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.34%
Class K Shares	1.95%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's Class A Shares, Class C Shares and Class K Shares produced total returns of 21.18%, 20.12% and 20.51%, respectively, based on net asset value for the 12-month reporting period ended October 31, 2010. The Russell 1000 Growth Index (R1000G),1 a broad-based securities market index, had a total return of 19.65%, and the Lipper Large Cap Growth Funds Index (LLCGFI)2 had a total return of 18.26% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000G.

The following will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May, a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 15% plus rally to the end of the reporting period. Mid-cap stocks performed best during the reporting period, followed by small-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve kept its discount and federal funds target rates at low levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August this fear dissipated and, with the exception of continuing high unemployment and a very difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

1	The R1000G measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made directly in an index.
2	The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category. The Index is not adjusted to reflect any sales charges. Investments cannot be made directly in an index.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

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The strongest sectors in the R1000G during the period were Telecomm Services (up 40%), Consumer Discretionary (up 33%) and Industrials (up 31%). The weakest sectors were Utilities (down 7%), Energy (up 2%) and Health Care (up 13%).

FUND PERFORMANCE

The Fund outperformed its respective peer average and benchmark index over the reporting period. The Fund's performance was driven primarily by bottom-up stock selection. Seven of the Fund's top 10 contributing companies across multiple sectors each returned over 40% during the reporting period. Cummins Engine Inc. (up 107%), Cetip SA (up 61%), Apple Computer (up 60%), Expeditors (up 43%), Amadeus IT Holdings (up 40%), Precision Castparts (up 43%) and Delta Airlines (up 54%); each contributed strongly to the Fund's performance. In addition, Lennar Corp. (up 34%), Housing Development Finance (up 39%) and Barrick Gold Corp. (up 35%) were among the Fund's top 10 contributing companies.

The sectors that underperformed were Financials, Materials, Telecomm Services and Utilities. Four of the Fund's bottom 10 contributing companies were down more than 19%: Monsanto (down 34%); Morgan Stanley (down 22%); Lowe's (down 19%); Bank of America (down 25%); each detracted from the Fund's performance. Additional laggards included: Intel (down 10%); Mongolian Mining (down 13%); Teva Pharmaceuticals (down 13%); Microsoft (down 12%); Kohl's (down 11%) and JPMorgan (down 9%). While it is interesting to know how specific stocks performed during the reporting period, the success of these holdings will not be known until they are sold, typically over longer periods.

The sector exposures that resulted from the bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's overweight in Industrials and the Fund's underweight in the Energy and Consumer Staples sectors relative to the benchmark positively affected performance. The Fund's overweight in Financials and Materials and underweight in Consumer Staples sectors relative to the benchmark detracted from performance.

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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class A Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2010, compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	14.47%
Start of Performance (12/5/2007)	-0.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class C Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2010, compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	19.12%
Start of Performance (12/5/2007)	1.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class K Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2010, compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	20.51%
Start of Performance (12/5/2007)	1.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	21.0%
Financials	19.9%
Industrials	19.4%
Health Care	13.0%
Consumer Discretionary	12.6%
Materials	5.7%
Consumer Staples	3.1%
Cash Equivalents[2]	5.6%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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11

Portfolio of Investments

October 31, 2010

Principal Amount or Shares			Value
		COMMON STOCKS – 93.4%
		Consumer Discretionary – 11.3%
76,800		Best Buy Co., Inc.	3,300,864
1,215,000	[1]	Genting Singapore PLC	2,034,824
83,800	[1]	Kohl's Corp.	4,290,560
63,360	[1]	Las Vegas Sands Corp.	2,906,957
196,400		Lowe's Cos., Inc.	4,189,212
1,050,145	[1]	Sands China Ltd.	2,286,253
61,500		TJX Cos., Inc.	2,822,235
		TOTAL	21,830,905
		Consumer Staples – 3.1%
64,900		Anheuser-Busch InBev NV	4,083,766
116,500	[1]	Hypermarcas SA	1,918,485
		TOTAL	6,002,251
		Financials – 19.9%
2,227,000	[1]	AIA Group Ltd.	6,636,827
67,800		American Express Co.	2,810,988
460,361	[1]	CETIP SA	4,887,088
22,200		Goldman Sachs Group, Inc.	3,573,090
312,500		Housing Development Finance Corp. Ltd.	4,834,530
45,300		ICICI Bank Ltd., ADR	2,381,874
124,000		J.P. Morgan Chase & Co.	4,666,120
128,852		Morgan Stanley	3,204,549
213,700		Wells Fargo & Co.	5,573,296
		TOTAL	38,568,362
		Health Care – 13.0%
80,600	[1]	Amgen, Inc.	4,609,514
34,400		Becton, Dickinson & Co.	2,597,888
143,600		Bristol-Myers Squibb Co.	3,862,840
77,106	[1]	Express Scripts, Inc., Class A	3,741,183
69,500		Merck & Co., Inc.	2,521,460
76,729		Teva Pharmaceutical Industries Ltd., ADR	3,982,235
158,300	[1]	Warner Chilcott PLC	3,805,532
		TOTAL	25,120,652
		Industrials – 19.4%
49,930		C.H. Robinson Worldwide, Inc.	3,519,066
Annual Shareholder Report
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Principal Amount or Shares			Value
60,850		Cummins, Inc.	5,360,885
118,034		Expeditors International Washington, Inc.	5,826,158
51,260		FedEx Corp.	4,496,527
31,450		Kuehne & Nagel International AG	3,895,104
34,200		Precision Castparts Corp.	4,671,036
60,100	[1]	Ryanair Holdings PLC, ADR	1,961,063
123,900	[1]	United Continental Holdings, Inc.	3,598,056
141,150	[1]	Verisk Analytics, Inc.	4,207,682
		TOTAL	37,535,577
		Information Technology – 21.0%
311,596	[1]	Amadeus IT Holding SA	6,349,664
18,500	[1]	Apple, Inc.	5,566,095
112,300	[1]	Cisco Systems, Inc.	2,563,809
6,375	[1]	Google, Inc.	3,907,811
194,200		Intel Corp.	3,897,594
325,600	[1]	Micron Technology, Inc.	2,692,712
125,650		Microsoft Corp.	3,347,316
356,400	[1]	NXP Semiconductors NV	4,700,916
119,800		Oracle Corp.	3,522,120
130,282		Redecard SA	1,685,705
148,200	[1]	Symantec Corp.	2,397,876
		TOTAL	40,631,618
		Materials – 5.7%
84,500		Barrick Gold Corp.	4,063,605
69,316		Ecolab, Inc.	3,418,665
3,400,919	[1]	Mongolian Mining Corp.	3,663,625
		TOTAL	11,145,895
		TOTAL COMMON STOCKS (IDENTIFIED COST $152,021,276)	180,835,260
		Corporate Bond – 1.3%
		Consumer Discretionary – 1.3%
$2,743,000	[2,3]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,819,827)	2,464,242
Annual Shareholder Report
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Principal Amount or Shares			Value
		MUTUAL FUND – 5.6%
10,960,532	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	10,960,532
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $164,801,635)[6]	194,260,034
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(636,899)
		TOTAL NET ASSETS — 100%	$193,623,135

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/2/2010	163,924 Singapore Dollars	$126,426	$225
Contracts Sold:
11/3/2010	295,614 Brazilian Real	$172,985	$(875)
11/3/2010	234,103 Brazilian Real	$136,990	$(693)
11/3/2010	169,518 Brazilian Real	$99,197	$(502)
11/3/2010	399,853 Brazilian Real	$233,983	$(1,183)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,028)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and
Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $2,464,242, which represented 1.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $2,464,242, which represented 1.3% of total net assets.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $165,618,298.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

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14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$117,664,164	$2,034,824	$ —	$119,698,988
International	39,686,955	21,449,317	—	61,136,272
Debt Securities:
Corporate Bond	—	2,464,242	—	2,464,242
Mutual Fund	10,960,532	—	—	10,960,532
TOTAL SECURITIES	$168,311,651	$25,948,383	$ —	$194,260,034
OTHER FINANCIAL INSTRUMENTS*	$(3,028)	$ —	$ —	$(3,028)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $10,960,532 of investments in an affiliated issuer (Note 5) (identified cost $164,801,635)		$194,260,034
Cash		35,339
Cash denominated in foreign currencies (identified cost $8,585)		8,977
Income receivable		123,494
Receivable for investments sold		2,744,235
Receivable for shares sold		856,239
Receivable for foreign exchange contracts		225
Participation Notes		1,402,630
Other assets		11,134
TOTAL ASSETS		199,442,307
Liabilities:
Payable for investments purchased	$3,934,083
Payable for shares redeemed	128,559
Payable for foreign exchange contracts	3,253
Payable for distribution services fee (Note 5)	29,640
Payable for shareholder services fee (Note 5)	59,347
Payable for Participation Notes	1,588,219
Accrued expenses	76,071
TOTAL LIABILITIES		5,819,172
Net assets for 18,453,615 shares outstanding		$193,623,135
Net Assets Consist of:
Paid-in capital		$170,228,670
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		29,280,093
Accumulated net realized loss on investments and foreign currency transactions		(6,829,440)
Undistributed net investment income		943,812
TOTAL NET ASSETS		$193,623,135
Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($54,905,218 ÷ 5,190,499 shares outstanding), no par value, unlimited shares authorized	$10.58
Offering price per share	$10.58
Redemption proceeds per share	$10.58
Class A Shares:
Net asset value per share ($89,814,913 ÷ 8,531,289 shares outstanding), no par value, unlimited shares authorized	$10.53
Offering price per share (100/94.50 of $10.53)	$11.14
Redemption proceeds per share	$10.53
Class C Shares:
Net asset value per share ($47,001,992 ÷ 4,549,063 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share (99.00/100 of $10.33)	$10.23
Class K Shares:
Net asset value per share ($1,901,012 ÷ 182,764 shares outstanding), no par value, unlimited shares authorized	$10.40
Offering price per share	$10.40
Redemption proceeds per share	$10.40

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $8,450 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $63,674)		$3,372,818
Interest		401,798
TOTAL INCOME		3,774,616
Expenses:
Investment adviser fee (Note 5)	$2,121,268
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	71,156
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	39,902
Transfer and dividend disbursing agent fees and expenses — Class A Shares	147,028
Transfer and dividend disbursing agent fees and expenses — Class C Shares	80,153
Transfer and dividend disbursing agent fees and expenses — Class K Shares	3,879
Directors'/Trustees' fees	1,455
Auditing fees	23,542
Legal fees	6,461
Portfolio accounting fees	69,899
Distribution services fee — Class C Shares (Note 5)	296,682
Distribution services fee — Class K Shares (Note 5)	5,419
Shareholder services fee — Class A Shares (Note 5)	190,518
Shareholder services fee — Class C Shares (Note 5)	98,681
Account administration fee — Class A Shares	365
Account administration fee — Class C Shares	213
Share registration costs	61,402
Printing and postage	48,584
Insurance premiums	4,540
Miscellaneous	213
TOTAL EXPENSES	3,541,360
Annual Shareholder Report
18

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(929,984)
Waiver of administrative personnel and services fee (Note 5)	(53,510)
Waiver of distribution services fee — Class K Shares (Note 5)	(609)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(325)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(6,239)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(56,942)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(17,883)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,065,492)
Net expenses			$2,475,868
Net investment income			1,298,748
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $278,118)			2,885,944
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			22,305,970
Net realized and unrealized gain on investments and foreign currency transactions			25,191,914
Change in net assets resulting from operations			$26,490,662

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,298,748	$315,974
Net realized gain (loss) on investments, written options and foreign currency transactions	2,885,944	(6,464,365)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,305,970	22,926,792
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,490,662	16,778,401
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(30,127)	(34,222)
Class A Shares	(5,325)	(97,124)
Class K Shares	—	(119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,452)	(131,465)
Share Transactions:
Proceeds from sale of shares	119,491,384	67,130,420
Net asset value of shares issued to shareholders in payment of distributions declared	34,528	111,697
Cost of shares redeemed	(61,544,163)	(24,614,521)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,981,749	42,627,596
Change in net assets	84,436,959	59,274,532
Net Assets:
Beginning of period	109,186,176	49,911,644
End of period (including undistributed net investment income of $943,812 and $14,629, respectively)	$193,623,135	$109,186,176

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Institutional Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

21

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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22

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, account administration fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of the Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2008 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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23

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report

24

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$225	Payable for foreign exchange contracts	$3,253
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,974)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,943

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,684,820	$36,123,975	1,648,086	$11,540,740
Shares issued to shareholders in payment of distributions declared	3,199	29,945	5,201	33,907
Shares redeemed	(323,202)	(3,075,942)	(182,139)	(1,444,097)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,364,817	$33,077,978	1,471,148	$10,130,550
Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,460,025	$62,410,665	5,164,199	$39,815,480
Shares issued to shareholders in payment of distributions declared	491	4,583	11,931	77,671
Shares redeemed	(4,854,801)	(46,090,785)	(2,777,438)	(18,310,126)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,605,715	$16,324,463	2,398,692	$21,583,025
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Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,020,654	$19,133,840	2,106,276	$15,425,563
Shares redeemed	(1,275,313)	(11,931,163)	(684,595)	(4,817,632)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	745,341	$7,202,677	1,421,681	$10,607,931
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	190,327	$1,822,904	43,499	$348,637
Shares issued to shareholders in payment of distributions declared	—	—	18	119
Shares redeemed	(46,086)	(446,273)	(5,280)	(42,666)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	144,241	$1,376,631	38,237	$306,090
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,860,114	$57,981,749	5,329,758	$42,627,596

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(334,113)	$334,113

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$35,452	$131,465
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As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$943,812
Net unrealized appreciation	$28,463,430
Capital loss carryforwards	$(6,012,777)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and discount accretion/premium amount amortization on debt securities.

At October 31, 2010, the cost of investments for federal tax purposes was $165,618,298. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $28,641,736. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,405,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,764,240.

At October 31, 2010, the Fund had a capital loss carryforward of $6,012,777 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$892,243
2018	$5,120,534

The Fund used capital loss carryforwards of $2,293,961 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2010, the Adviser voluntarily waived $925,278 of its fee. In addition, an affiliate of the Adviser reimbursed $63,181 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $1,749,116.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, Annual Shareholder Report

28

provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.145% of average daily net assets of the Fund. FAS waived $53,510 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $609 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $106,111 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $33,972 in sales charges from the sale of Class A Shares. FSC also retained $2,532 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC Annual Shareholder Report

29

may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $325 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $51,545, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $4,706. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	599,268	100,473,179	90,111,915	10,960,532	$10,960,532	$8,450

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6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $17,883 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$152,705,401
Sales	$99,004,461

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. SUBSEQUENT EVENTS

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Large Cap Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Large Cap Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Large Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report

42

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172446
Cusip 314172438
Cusip 314172420

39667 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Kaufmann Large Cap Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$8.73	$6.90	$10.00
Income From Investment Operations:
Net investment income	0.16[2]	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.70	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.86	1.86	(3.10)
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	—
Net Asset Value, End of Period	$10.58	$8.73	$6.90
Total Return[3]	21.38%	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%[4]	1.25%[5]
Net investment income	1.62%	0.95%	0.62%[5]
Expense waiver/reimbursement[6]	0.68%	1.18%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,905	$15,931	$2,446
Portfolio turnover	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.24% and 1.25% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,040.30	$6.43
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's Institutional Shares produced a total return of 21.38% based on net asset value for the 12-month reporting period ended October 31, 2010. The Russell 1000 Growth Index (R1000G)1 a broad-based securities market index, had a total return of 19.65%, and the Lipper Large Cap Growth Funds Index (LLCGFI)2 had a total return of 18.26% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000G.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May, a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 15% plus rally to the end of the reporting period. Mid-cap stocks performed best during the reporting period, followed by small-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve kept its discount and federal funds target rates at low levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August this fear dissipated and, with the exception of continuing high unemployment and a very difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

1	The R1000G measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made directly in an index.
2	The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category. The Index is not adjusted to reflect any sales charges. Investments cannot be made directly in an index.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

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The strongest sectors in the R1000G during the period were Telecomm Services (up 40%), Consumer Discretionary (up 33%) and Industrials (up 31%). The weakest sectors were Utilities (down 7%), Energy (up 2%) and Health Care (up 13%).

FUND PERFORMANCE

The Fund outperformed its respective peer average and benchmark index over the reporting period. The Fund's performance was driven primarily by bottom-up stock selection. Seven of the Fund's top 10 contributing companies across multiple sectors each returned over 40% during the reporting period. Cummins Engine Inc. (up 107%), Cetip SA (up 61%), Apple Computer (up 60%), Expeditors (up 43%), Amadeus IT Holdings (up 40%), Precision Castparts (up 43%) and Delta Airlines (up 54%) each contributed strongly to the Fund's performance. In addition, Lennar Corp. (up 34%), Housing Development Finance (up 39%) and Barrick Gold Corp. (up 35%) were among the Fund's top 10 contributing companies.

The sectors that underperformed were Financials, Materials, Telecomm Services and Utilities. Four of the Fund's bottom 10 contributing companies were down more than 19%: Monsanto (down 34%); Morgan Stanley (down 22%); Lowe's (down 19%); Bank of America (down 25%); each detracted from the Fund's performance. Additional laggards included: Intel (down 10%); Mongolian Mining (down 13%); Teva Pharmaceuticals (down 13%); Microsoft (down 12%); Kohl's (down 11%) and JPMorgan (down 9%). While it is interesting to know how specific stocks performed during the reporting period, the success of these holdings will not be known until they are sold, typically over longer periods.

The sector exposures that resulted from the bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's overweight in Industrials and the Fund's underweight in the Energy and Consumer Staples sectors relative to the benchmark positively affected performance. The Fund's overweight in Financials and Materials and underweight in Consumer Staples sectors relative to the benchmark detracted from performance.

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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Institutional Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2010, compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	21.38%
Start of Performance (12/5/2007)	2.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	21.0%
Financials	19.9%
Industrials	19.4%
Health Care	13.0%
Consumer Discretionary	12.6%
Materials	5.7%
Consumer Staples	3.1%
Cash Equivalents[2]	5.6%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2010

Principal Amount or Shares			Value
		COMMON STOCKS – 93.4%
		Consumer Discretionary – 11.3%
76,800		Best Buy Co., Inc.	3,300,864
1,215,000	[1]	Genting Singapore PLC	2,034,824
83,800	[1]	Kohl's Corp.	4,290,560
63,360	[1]	Las Vegas Sands Corp.	2,906,957
196,400		Lowe's Cos., Inc.	4,189,212
1,050,145	[1]	Sands China Ltd.	2,286,253
61,500		TJX Cos., Inc.	2,822,235
		TOTAL	21,830,905
		Consumer Staples – 3.1%
64,900		Anheuser-Busch InBev NV	4,083,766
116,500	[1]	Hypermarcas SA	1,918,485
		TOTAL	6,002,251
		Financials – 19.9%
2,227,000	[1]	AIA Group Ltd.	6,636,827
67,800		American Express Co.	2,810,988
460,361	[1]	CETIP SA	4,887,088
22,200		Goldman Sachs Group, Inc.	3,573,090
312,500		Housing Development Finance Corp. Ltd.	4,834,530
45,300		ICICI Bank Ltd., ADR	2,381,874
124,000		J.P. Morgan Chase & Co.	4,666,120
128,852		Morgan Stanley	3,204,549
213,700		Wells Fargo & Co.	5,573,296
		TOTAL	38,568,362
		Health Care – 13.0%
80,600	[1]	Amgen, Inc.	4,609,514
34,400		Becton, Dickinson & Co.	2,597,888
143,600		Bristol-Myers Squibb Co.	3,862,840
77,106	[1]	Express Scripts, Inc., Class A	3,741,183
69,500		Merck & Co., Inc.	2,521,460
76,729		Teva Pharmaceutical Industries Ltd., ADR	3,982,235
158,300	[1]	Warner Chilcott PLC	3,805,532
		TOTAL	25,120,652
		Industrials – 19.4%
49,930		C.H. Robinson Worldwide, Inc.	3,519,066
Annual Shareholder Report
8

Principal Amount or Shares			Value
60,850		Cummins, Inc.	5,360,885
118,034		Expeditors International Washington, Inc.	5,826,158
51,260		FedEx Corp.	4,496,527
31,450		Kuehne & Nagel International AG	3,895,104
34,200		Precision Castparts Corp.	4,671,036
60,100	[1]	Ryanair Holdings PLC, ADR	1,961,063
123,900	[1]	United Continental Holdings, Inc.	3,598,056
141,150	[1]	Verisk Analytics, Inc.	4,207,682
		TOTAL	37,535,577
		Information Technology – 21.0%
311,596	[1]	Amadeus IT Holding SA	6,349,664
18,500	[1]	Apple, Inc.	5,566,095
112,300	[1]	Cisco Systems, Inc.	2,563,809
6,375	[1]	Google, Inc.	3,907,811
194,200		Intel Corp.	3,897,594
325,600	[1]	Micron Technology, Inc.	2,692,712
125,650		Microsoft Corp.	3,347,316
356,400	[1]	NXP Semiconductors NV	4,700,916
119,800		Oracle Corp.	3,522,120
130,282		Redecard SA	1,685,705
148,200	[1]	Symantec Corp.	2,397,876
		TOTAL	40,631,618
		Materials – 5.7%
84,500		Barrick Gold Corp.	4,063,605
69,316		Ecolab, Inc.	3,418,665
3,400,919	[1]	Mongolian Mining Corp.	3,663,625
		TOTAL	11,145,895
		TOTAL COMMON STOCKS (IDENTIFIED COST $152,021,276)	180,835,260
		Corporate Bond – 1.3%
		Consumer Discretionary – 1.3%
$2,743,000	[2,3]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,819,827)	2,464,242
Annual Shareholder Report
9

Principal Amount or Shares			Value
		MUTUAL FUND – 5.6%
10,960,532	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	10,960,532
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $164,801,635)[6]	194,260,034
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(636,899)
		TOTAL NET ASSETS — 100%	$193,623,135

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/2/2010	163,924 Singapore Dollars	$126,426	$225
Contracts Sold:
11/3/2010	295,614 Brazilian Real	$172,985	$(875)
11/3/2010	234,103 Brazilian Real	$136,990	$(693)
11/3/2010	169,518 Brazilian Real	$99,197	$(502)
11/3/2010	399,853 Brazilian Real	$233,983	$(1,183)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,028)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and
Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $2,464,242, which represented 1.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $2,464,242, which represented 1.3% of total net assets.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $165,618,298.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$117,664,164	$2,034,824	$ —	$119,698,988
International	39,686,955	21,449,317	—	61,136,272
Debt Securities:
Corporate Bond	—	2,464,242	—	2,464,242
Mutual Fund	10,960,532	—	—	10,960,532
TOTAL SECURITIES	$168,311,651	$25,948,383	$ —	$194,260,034
OTHER FINANCIAL INSTRUMENTS*	$(3,028)	$ —	$ —	$(3,028)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $10,960,532 of investments in an affiliated issuer (Note 5) (identified cost $164,801,635)		$194,260,034
Cash		35,339
Cash denominated in foreign currencies (identified cost $8,585)		8,977
Income receivable		123,494
Receivable for investments sold		2,744,235
Receivable for shares sold		856,239
Receivable for foreign exchange contracts		225
Participation Notes		1,402,630
Other assets		11,134
TOTAL ASSETS		199,442,307
Liabilities:
Payable for investments purchased	$3,934,083
Payable for shares redeemed	128,559
Payable for foreign exchange contracts	3,253
Payable for distribution services fee (Note 5)	29,640
Payable for shareholder services fee (Note 5)	59,347
Payable for Participation Notes	1,588,219
Accrued expenses	76,071
TOTAL LIABILITIES		5,819,172
Net assets for 18,453,615 shares outstanding		$193,623,135
Net Assets Consist of:
Paid-in capital		$170,228,670
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		29,280,093
Accumulated net realized loss on investments and foreign currency transactions		(6,829,440)
Undistributed net investment income		943,812
TOTAL NET ASSETS		$193,623,135
Annual Shareholder Report
12

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($54,905,218 ÷ 5,190,499 shares outstanding), no par value, unlimited shares authorized	$10.58
Offering price per share	$10.58
Redemption proceeds per share	$10.58
Class A Shares:
Net asset value per share ($89,814,913 ÷ 8,531,289 shares outstanding), no par value, unlimited shares authorized	$10.53
Offering price per share (100/94.50 of $10.53)	$11.14
Redemption proceeds per share	$10.53
Class C Shares:
Net asset value per share ($47,001,992 ÷ 4,549,063 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share (99.00/100 of $10.33)	$10.23
Class K Shares:
Net asset value per share ($1,901,012 ÷ 182,764 shares outstanding), no par value, unlimited shares authorized	$10.40
Offering price per share	$10.40
Redemption proceeds per share	$10.40

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $8,450 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $63,674)		$3,372,818
Interest		401,798
TOTAL INCOME		3,774,616
Expenses:
Investment adviser fee (Note 5)	$2,121,268
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	71,156
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	39,902
Transfer and dividend disbursing agent fees and expenses — Class A Shares	147,028
Transfer and dividend disbursing agent fees and expenses — Class C Shares	80,153
Transfer and dividend disbursing agent fees and expenses — Class K Shares	3,879
Directors'/Trustees' fees	1,455
Auditing fees	23,542
Legal fees	6,461
Portfolio accounting fees	69,899
Distribution services fee — Class C Shares (Note 5)	296,682
Distribution services fee — Class K Shares (Note 5)	5,419
Shareholder services fee — Class A Shares (Note 5)	190,518
Shareholder services fee — Class C Shares (Note 5)	98,681
Account administration fee — Class A Shares	365
Account administration fee — Class C Shares	213
Share registration costs	61,402
Printing and postage	48,584
Insurance premiums	4,540
Miscellaneous	213
TOTAL EXPENSES	3,541,360
Annual Shareholder Report
14

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(929,984)
Waiver of administrative personnel and services fee (Note 5)	(53,510)
Waiver of distribution services fee — Class K Shares (Note 5)	(609)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(325)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(6,239)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(56,942)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(17,883)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,065,492)
Net expenses			$2,475,868
Net investment income			1,298,748
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $278,118)			2,885,944
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			22,305,970
Net realized and unrealized gain on investments and foreign currency transactions			25,191,914
Change in net assets resulting from operations			$26,490,662

See Notes which are an integral part of the Financial Statements

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15

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,298,748	$315,974
Net realized gain (loss) on investments, written options and foreign currency transactions	2,885,944	(6,464,365)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,305,970	22,926,792
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,490,662	16,778,401
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(30,127)	(34,222)
Class A Shares	(5,325)	(97,124)
Class K Shares	—	(119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,452)	(131,465)
Share Transactions:
Proceeds from sale of shares	119,491,384	67,130,420
Net asset value of shares issued to shareholders in payment of distributions declared	34,528	111,697
Cost of shares redeemed	(61,544,163)	(24,614,521)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,981,749	42,627,596
Change in net assets	84,436,959	59,274,532
Net Assets:
Beginning of period	109,186,176	49,911,644
End of period (including undistributed net investment income of $943,812 and $14,629, respectively)	$193,623,135	$109,186,176
See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

17

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, account administration fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of the Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2008 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report

20

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$225	Payable for foreign exchange contracts	$3,253
Annual Shareholder Report
21

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,974)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,943

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,684,820	$36,123,975	1,648,086	$11,540,740
Shares issued to shareholders in payment of distributions declared	3,199	29,945	5,201	33,907
Shares redeemed	(323,202)	(3,075,942)	(182,139)	(1,444,097)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,364,817	$33,077,978	1,471,148	$10,130,550
Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,460,025	$62,410,665	5,164,199	$39,815,480
Shares issued to shareholders in payment of distributions declared	491	4,583	11,931	77,671
Shares redeemed	(4,854,801)	(46,090,785)	(2,777,438)	(18,310,126)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,605,715	$16,324,463	2,398,692	$21,583,025
Annual Shareholder Report
22

Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,020,654	$19,133,840	2,106,276	$15,425,563
Shares redeemed	(1,275,313)	(11,931,163)	(684,595)	(4,817,632)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	745,341	$7,202,677	1,421,681	$10,607,931
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	190,327	$1,822,904	43,499	$348,637
Shares issued to shareholders in payment of distributions declared	—	—	18	119
Shares redeemed	(46,086)	(446,273)	(5,280)	(42,666)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	144,241	$1,376,631	38,237	$306,090
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,860,114	$57,981,749	5,329,758	$42,627,596

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(334,113)	$334,113

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$35,452	$131,465
Annual Shareholder Report
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As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$943,812
Net unrealized appreciation	$28,463,430
Capital loss carryforwards	$(6,012,777)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and discount accretion/premium amount amortization on debt securities.

At October 31, 2010, the cost of investments for federal tax purposes was $165,618,298. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $28,641,736. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,405,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,764,240.

At October 31, 2010, the Fund had a capital loss carryforward of $6,012,777 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$892,243
2018	$5,120,534

The Fund used capital loss carryforwards of $2,293,961 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2010, the Adviser voluntarily waived $925,278 of its fee. In addition, an affiliate of the Adviser reimbursed $63,181 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $1,749,116.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, Annual Shareholder Report

24

provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.145% of average daily net assets of the Fund. FAS waived $53,510 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $609 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $106,111 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $33,972 in sales charges from the sale of Class A Shares. FSC also retained $2,532 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC Annual Shareholder Report

25

may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $325 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $51,545, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $4,706. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	599,268	100,473,179	90,111,915	10,960,532	$10,960,532	$8,450

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6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $17,883 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$152,705,401
Sales	$99,004,461

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. SUBSEQUENT EVENTS

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Large Cap Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Large Cap Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Large Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 12 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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37

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report

38

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

39

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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40

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172412

39668 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.85	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.09)[1]	(0.17)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.56	2.75	(11.95)	5.19	4.51
TOTAL FROM INVESTMENT OPERATIONS	6.51	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$24.36	$17.85	$15.19	$28.16	$24.45
Total Return[2]	36.47%	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%	1.95%[3]	1.95%[3]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%	—	—	—	—
Net investment income (loss)	(0.24)%	(0.58)%	(0.77)%	(1.15)%	(1.39)%
Expense waiver/reimbursement[4]	0.36%	0.38%	0.28%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$919,029	$709,757	$543,187	$967,496	$724,411
Portfolio turnover	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.19	$14.71	$27.45	$23.99	$20.33
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.31	2.65	(11.60)	5.07	4.44
TOTAL FROM INVESTMENT OPERATIONS	6.15	2.48	(11.89)	4.64	3.99
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$23.34	$17.19	$14.71	$27.45	$23.99
Total Return[2]	35.78%	16.86%	(44.61)%	20.25%	19.83%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%[3]	2.50%[3]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%	—	—	—	—
Net investment income (loss)	(0.82)%	(1.11)%	(1.35)%	(1.70)%	(1.95)%
Expense waiver/reimbursement[4]	0.33%	0.36%	0.28%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,726	$76,876	$78,150	$177,325	$159,357
Portfolio turnover	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.19	$14.71	$27.45	$23.99	$20.33
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.31	2.65	(11.60)	5.07	4.44
TOTAL FROM INVESTMENT OPERATIONS	6.15	2.48	(11.89)	4.64	3.99
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$23.34	$17.19	$14.71	$27.45	$23.99
Total Return[2]	35.78%	16.86%	(44.61)%	20.25%	19.83%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%[3]	2.50%[3]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%	—	—	—	—
Net investment income (loss)	(0.80)%	(1.12)%	(1.34)%	(1.70)%	(1.94)%
Expense waiver/reimbursement[4]	0.29%	0.34%	0.28%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,270	$175,955	$175,301	$358,085	$259,215
Portfolio turnover	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$17.85	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.09)[2]	(0.16)[2]	(0.29)[2]	(0.29)[2]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	6.55	2.75	(11.96)	5.18	4.47
TOTAL FROM INVESTMENT OPERATIONS	6.51	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$24.36	$17.85	$15.19	$28.16	$24.45
Total Return[3]	36.47%	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%	1.95%[4]	1.95%[4]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%	—	—	—	—
Net investment income (loss)	(0.21)%	(0.58)%	(0.73)%	(1.15)%	(1.25)%
Expense waiver/reimbursement[5]	0.45%	0.49%	0.46%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,515	$25,955	$17,665	$20,440	$7,838
Portfolio turnover	68%	90%	58%	46%	51%
1	The date of initial investment was November 1, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95%, after taking into account these expense reductions for the years ended October 31, 2009 and 2008, respectively.
5	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.90	$10.28
Class B Shares	$1,000	$1,088.10	$13.16
Class C Shares	$1,000	$1,088.10	$13.16
Class K Shares	$1,000	$1,090.90	$10.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Class K Shares	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Federated Kaufmann Small Cap Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares produced total returns of 36.47%, 35.78%, 35.78% and 36.47%, respectively, based on the net asset value for the 12-month reporting period ended October 31, 2010. The Fund's benchmark, the Russell 2000® Growth Index (R2000G)1 had a total return of 28.67% and the Lipper Small-Cap Growth Funds Average (LSCGFA)2 had a median total return of 27.71% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R2000G.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May, a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 15% plus rally to the end of the reporting period. Mid-cap stocks performed best during the reporting period followed by small-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

1	The R2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated. They do not reflect sales charges.
3	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.

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The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve kept its discount and federal funds target rates at their lowest levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August, this fear had dissipated and, with the exception of continuing high unemployment and a very difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

The strongest sectors in the R2000G during the reporting period were Information Technology (+40%), Materials (+38%) and Consumer Staples (+26%). The weakest sectors were Utilities (+7%), Health Care (+18%) and Financials (+19%).

FUND PERFORMANCE

The Fund's performance4 is driven primarily by bottom-up stock selection. Seven of the Fund's top ten contributing companies, in terms of performance, across multiple sectors, each returned over 75% during the reporting period. Specifically, Netezza (+197%), Radware (+205%), Airtran (+75%), HiSoft Technology (+155%), Rural Electrification (+100%), Iesi Bfc. (+88%) and Satcon Technology (+97%) all contributed strongly to overall performance. In addition, Cetip (+61%), Warner Chilcott (+51%) and Aramex (+57%) were among the Fund's top ten contributing companies.

Six of the Fund's laggard companies each returned under -40% during the reporting period. Specifically, Fuqi International (-41%), Sandridge Energy (-46%), Somaxon Pharmaceuticals (-69%), Conexant Systems (-65%), Athenahealth (-41%) and Onvia (-46%) all detracted from overall performance. Additional laggards included Auxilium Pharmaceuticals (-21%), Central European Media (-8%), Ralcorp Holdings (-16%) and Transcend Services (-22%). While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the relative performance of the Fund. An overweight in the Industrials and Financials sectors and an underweight in Information Technology helped performance. An underweighting in Materials, Energy and Consumer Staples relative to the benchmark detracted from performance. The Fund's performance was also negatively impacted by the Fund's cash position which ranged between 0% and 10% during the period.

4	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class A Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2010, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	28.96%
5 Years	4.23%
Start of Performance (12/18/2002)	13.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The 2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

9

GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class B Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2010, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	30.28%
5 Years	4.51%
Start of Performance (12/18/2002)	13.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The 2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

10

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class C Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2010, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	34.78%
5 Years	4.84%
Start of Performance (12/18/2002)	13.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The 2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

11

GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class K Shares) (the “Fund”) from November 1, 2005 (start of performance) to October 31, 2010, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	36.47%
5 Years	5.42%
Start of Performance (11/1/2005)	5.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The 2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
12

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	21.7%
Industrials	18.9%
Consumer Discretionary	18.1%
Health Care	17.7%
Financials	12.0%
Materials	2.4%
Telecommunication Services	1.7%
Energy	1.4%
Utilities	0.3%
Consumer Staples	0.1%
Securities Lending Collateral[2]	14.7%
Cash Equivalents[3]	5.7%
Other Assets and Liabilities — Net[4]	(14.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
13

Portfolio of Investments

October 31, 2010

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 93.2%
		Consumer Discretionary – 17.1%
167,347	[1]	ASOS PLC	3,797,386
450,949	[1,2]	Ambow Education Holding Ltd., ADR	5,420,407
3,967,000	[1]	Besunyen Holdings Co., Ltd.	1,903,853
700,000	[1,2]	Central European Media Enterprises Ltd., Class A	16,135,000
487,433	[1]	China Education Alliance, Inc.	2,417,668
850,000	[1,2]	ChinaCast Education Corp.	6,502,500
48,016	[1]	Chipotle Mexican Grill, Inc.	10,093,443
157,804		Cia Hering	7,772,796
81,500	[1]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	2,409,140
197,407		Ctrip.com International Ltd., ADR	10,278,982
374,824	[1]	Dick's Sporting Goods, Inc.	10,802,428
572,000	[1]	Evergreen International Holdings Ltd.	339,455
468,600	[2]	Geox SpA	2,818,755
554,428	[1,2]	Gordmans Stores, Inc.	5,560,913
798,300	[1,2]	hhgregg, Inc.	18,392,832
213,868	[1]	Kid Brands, Inc.	2,087,352
250,900	[1]	LJ International, Inc.	1,279,590
290,500	[1,2]	Lululemon Athletica, Inc.	12,874,960
164,521	[1]	Mecox Lane Ltd., ADR	2,686,628
588,404	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	3,689,293
594,582	[1]	Meritage Corp.	10,886,796
3,380,000	[1]	NagaCorp Limited	613,095
314,225		National CineMedia, Inc.	5,819,447
555,655	[1,2]	Orient-Express Hotel Ltd.	7,034,592
172,117	[1]	Penn National Gaming, Inc.	5,724,611
5,240,900		Piaggio & C. SpA	19,145,171
292,031	[1,2]	ReachLocal, Inc.	4,990,810
89,000	[1,2]	Rue21, Inc.	2,369,180
272,200	[1,2]	Texas Roadhouse, Inc.	4,180,992
181,424	[1]	US Auto Parts Network, Inc.	1,449,578
106,700	[1,2]	Ulta Salon Cosmetics & Fragrance, Inc.	3,274,623
585,000	[1,2]	Universal Travel Group	3,276,000
57,562	[1]	Vera Bradley, Inc.	1,574,321
175,000	[1,2]	Vitamin Shoppe Industries, Inc.	4,866,750
Annual Shareholder Report
14

Shares or Principal Amount			Value in U.S. Dollars
946,480	[1]	Yoox SpA	10,372,936
		TOTAL	212,842,283
		Consumer Staples – 0.1%
543,816	[1]	Grupo Comercial Chedraui SA, de C.V.	1,759,431
		Energy – 1.4%
200,000	[1,2]	L&L Energy, Inc.	1,634,000
1,500,000	[1,2]	Sandridge Energy, Inc.	8,205,000
200,000	[2]	Vermilion Energy, Inc.	7,832,140
		TOTAL	17,671,140
		Financials – 12.0%
120,000	[1]	Affiliated Managers Group	10,273,200
337,994	[1]	BR Malls Participacoes	3,230,255
1,636,446		Brasil Brokers Participacoes	9,037,363
805	[1]	Brasil Insurance Participacoes e Administracao SA	639,152
71,000	[2]	CBOE Holdings, Inc.	1,704,710
3,191,435	[1]	CETIP SA	33,879,552
85,750	[2]	CNinsure, Inc., ADR	2,203,775
462,963	[1,2]	China Housing & Land Development, Inc.	1,106,482
25,493	[1,3,4]	China Housing & Land Development, Inc.	60,928
491,017	[2]	Colony Financial, Inc.	9,309,682
150,000	[2]	E-House China Holdings Ltd., ADR	2,506,500
969,233	[1]	Envestnet, Inc.	12,803,568
52,600	[1,2]	Green Dot Corp.	2,672,080
65,100	[2]	Greenhill & Co., Inc.	5,056,317
115,239	[1]	IFM Investments Ltd., ADR	626,900
121,178		LPS Brasil Cons De Imoveis	2,636,938
89,200		Multiplan Empreendimentos Imobiliarios SA	2,045,992
437,833	[1]	Netspend Holdings, Inc.	6,007,069
96,300	[2]	New York Community Bancorp, Inc.	1,630,359
4,400,000	[1]	Popular, Inc.	12,012,000
185,300	[1]	RHJ International	1,443,113
1,565,974		Rural Electrification Corp. Ltd.	13,096,048
33,762	[1]	Warsaw Stock Exchange	544,883
262,488		Willis Group Holdings PLC	8,347,118
2,150,000	[1,2]	Xinyuan Real Estate Co. Ltd, ADR	6,729,500
		TOTAL	149,603,484
Annual Shareholder Report
15

Shares or Principal Amount			Value in U.S. Dollars
		Health Care – 17.6%
244,000	[1]	3SBio, Inc., ADR	3,672,200
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
1,097,461	[1]	Alkermes, Inc.	12,697,624
1,237,500	[1]	Anadys Pharmaceuticals, Inc.	1,794,375
206,896	[1,2]	Ardea Biosciences, Inc.	4,411,023
149,800		Aurobindo Pharma Ltd.	4,023,050
600,000	[1]	Auxilium Pharmaceutical, Inc.	14,850,000
61,800	[1]	Bellus Health, Inc.	4,326
427,900	[1]	Biocon Ltd.	3,961,204
165,140	[1,2]	BioMarin Pharmaceutical, Inc.	4,320,062
1,832,350	[1,6]	Catalyst Pharmaceutical Partners, Inc.	2,052,232
62,908	[1]	Cepheid, Inc.	1,323,584
259,617	[1]	China Kanghui Holdings, Inc., ADR	5,044,358
1,200	[1]	Conceptus, Inc.	17,052
346,120	[1,5]	Corcept Therapeutics, Inc.	1,235,648
121,142	[1]	Corcept Therapeutics, Inc.	432,477
1,019,819	[1]	Cubist Pharmaceuticals, Inc.	23,741,386
619,100		Dishman Pharmaceuticals & Chemicals Ltd.	2,577,590
2,038,600	[1]	Dyax Corp.	4,913,026
13,520,000	[1,6]	Dynavax Technologies Corp.	24,606,400
327,969	[1]	Endologix, Inc.	1,813,669
379,810	[1]	ExamWorks Group, Inc.	6,456,770
218,433		Hikma Pharmaceuticals PLC	2,750,648
168,155	[1]	Human Genome Sciences, Inc.	4,520,006
126,575	[1]	Illumina, Inc.	6,874,288
135,200	[1]	Insulet Corp.	2,156,440
22,967	[1]	LifeWatch AG	244,855
115,492	[1]	Masimo Corp.	3,484,394
211,500	[1]	Nektar Therapeutics	3,081,555
280,981	[1,2]	Orthofix International NV	7,870,278
175,891	[1,2]	Pharmacyclics, Inc.	1,076,453
814,055	[1]	Progenics Pharmaceuticals, Inc.	3,826,059
450,000	[1,2]	Protalix Biotherapeutics, Inc.	4,347,000
109,400	[1]	Qiagen NV	2,076,145
145,200	[1]	Regeneron Pharmaceuticals, Inc.	3,786,816
Annual Shareholder Report
16

Shares or Principal Amount			Value in U.S. Dollars
865,100	[1]	Repligen Corp.	3,356,588
635,000	[1,2]	Seattle Genetics, Inc.	10,407,650
510,000	[1,2]	Somaxon Pharmaceuticals, Inc.	1,428,000
576,945	[1,5]	Threshold Pharmaceuticals, Inc.	732,720
208,600	[1]	Tianyin Pharmaceutical Co., Inc.	692,552
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
1,458,820	[1,2]	Vical, Inc.	3,151,051
478,358	[1,2]	Vivus, Inc.	3,702,491
985,606	[1]	Warner Chilcott PLC	23,693,968
50,291	[1]	Watson Pharmaceuticals, Inc.	2,346,075
		TOTAL	219,554,088
		Industrials – 18.9%
33,926,821	[1]	Aramex PJSC	19,517,866
487,177		CLARCOR, Inc.	19,321,440
232,692	[1]	China Ming Yang Wind Power Group Ltd., ADR	2,734,131
794,642	[2]	Con-way, Inc.	26,231,132
108,000	[1]	Copart, Inc.	3,656,880
132,300	[1,2]	CoStar Group, Inc.	6,570,018
113,300	[1]	Covanta Holding Corp.	1,787,874
92,172	[1]	DigitalGlobe, Inc.	3,009,416
343,096	[1]	Dynamex, Inc.	7,253,049
3,009,300	[1,6]	Express-1 Expedited Solutions	7,372,785
326,332	[1,2]	Fuelcell Energy, Inc.	372,019
200,056	[1,2]	GeoEye, Inc.	8,856,479
223,000	[1]	ICF International, Inc.	5,713,260
713,900		IESI-BFC Ltd.	16,690,982
55,300	[1]	IHS, Inc., Class A	3,994,872
1,674,000	[1,2,6]	Innovative Solutions and Support, Inc.	10,194,660
315,300	[1]	MOOG, Inc., Class A	11,855,280
200,000		MSC Industrial Direct Co.	11,388,000
758,723		Max India Ltd.	2,696,997
440,000	[1]	Owens Corning, Inc.	11,897,600
3,980,000	[1,2]	Satcon Technology Corp.	15,999,600
38,133	[1]	Trina Solar Ltd., ADR	1,020,439
2,675,000	[1,2]	US Airways Group, Inc.	31,538,250
Annual Shareholder Report
17

Shares or Principal Amount			Value in U.S. Dollars
265,000		UTI Worldwide, Inc.	5,093,300
		TOTAL	234,766,329
		Information Technology – 21.7%
575,942	[1]	Amadeus IT Holding SA	11,736,473
83,900	[1]	Asiainfo Holdings, Inc.	1,864,258
112,600	[1]	AutoNavi Holdings Ltd., ADR	2,357,844
87,500	[1,2]	Blackboard, Inc.	3,652,250
403,739	[1]	BroadSoft, Inc.	3,795,147
466,700	[1]	Camelot Information Systems, Inc., ADR	7,481,201
2,103,508	[1,6]	Cinedigm Digital Cinema Corp.	2,881,806
600,000	[1]	Commvault Systems, Inc.	17,358,000
438,000	[1,2]	Compellent Technologies, Inc.	11,068,260
108,200	[1,2]	Comverse Technology, Inc.	865,600
590,000	[1,2]	Constant Contact, Inc.	13,570,000
200,000		DST Systems, Inc.	8,654,000
135,172	[1]	Daqo New Energy Corp., ADR	1,724,795
871,402	[1,2]	Entropic Communications, Inc.	7,284,921
422,444	[1]	Fabrinet	5,948,012
461,768	[1]	Fundtech Ltd.	6,418,575
951,600	[1]	Gilat Satellite Networks	5,043,480
493,000	[1]	hiSoft Technology International Ltd., ADR	13,113,800
365,441	[1]	JDA Software Group, Inc.	9,245,657
212,901	[1,2]	Jinkosolar Holding Co, Ltd., ADR	6,418,965
645,000	[1]	Kenexa Corp.	11,797,050
42,000	[1]	Longtop Financial Technologies Ltd., ADR	1,526,280
486,136	[1]	Microsemi Corp.	9,722,720
2,010,000	[1,2,6]	Mindspeed Technologies, Inc.	14,833,800
79,426	[1,2]	Monster Worldwide, Inc.	1,434,434
406,000	[1,2]	NIC, Inc.	3,524,080
1,215,020	[1]	NaviSite, Inc.	4,653,527
1,196,249	[1]	Nova Measuring Instruments Ltd.	7,081,794
425,000	[1]	ON Semiconductor Corp.	3,259,750
66,206	[1]	Onvia.com, Inc.	200,604
467,500	[1]	Parametric Technology Corp.	10,037,225
127,300	[1,2]	Perfect World Co. Ltd., ADR	4,124,520
351,500	[1,2]	Power-One, Inc.	3,659,115
141,000	[1,2]	Qlik Technologies, Inc.	3,520,770
Annual Shareholder Report
18

Shares or Principal Amount			Value in U.S. Dollars
530,135	[1]	RADWARE Ltd.	18,750,875
71,704	[1,2]	Rubicon Technology, Inc.	1,657,796
32,041	[1]	SS&C Technologies, Inc.	554,309
1,225,467	[1]	Smart Modular Technologies (WWH), Inc.	9,056,201
500,620	[1,6]	Spire Corp.	2,923,621
150,725	[1]	TNS, Inc.	2,884,876
750,827	[1]	Telecity Group PLC	5,985,271
206,216	[1]	Tier Technologies, Inc., Class B	1,177,493
101,400	[1]	TiVo, Inc.	1,129,596
25,900	[1]	VanceInfo Technologies, Inc., ADR	941,983
81,800	[1,2]	VistaPrint Ltd.	3,441,326
1,823,500	[1]	WebMediaBrands, Inc.	1,294,685
		TOTAL	269,656,745
		Materials – 2.4%
2,446,700		Huabao International Holdings Ltd.	3,690,904
1,656,500		Nine Dragons Paper Holdings Ltd.	2,663,409
225,000	[1,2]	STR Holdings, Inc.	5,591,250
1,199,950	[1]	Thompson Creek Metals Co., Inc.	14,447,398
3,733,000	[1]	Yingde Gases Group Co.	3,211,500
		TOTAL	29,604,461
		Telecommunication Services – 1.7%
94,400	[1]	AboveNet, Inc.	5,370,416
61,299		Atlantic Telephone Network, Inc.	2,590,496
171,400		NTELOS Holdings Corp.	3,114,338
510,000	[1]	TW Telecom, Inc.	9,384,000
		TOTAL	20,459,250
		Utilities – 0.3%
68,160		ITC Holdings Corp.	4,267,498
		TOTAL COMMON STOCKS (IDENTIFIED COST $940,531,533)	1,160,184,709
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	9
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	44,218
Annual Shareholder Report
19

Shares or Principal Amount			Value in U.S. Dollars
		Health Care – 0.1%
224,540	[1,5]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	135,721
20,850	[1]	Clinical Data, Inc.	670
121,142	[1,5]	Corcept Therapeutics, Inc.	300,396
144,960	[1]	Cortex Pharmaceuticals, Inc.	256
446,014	[1,6]	Dynavax Technologies Corp.	563,732
201,055	[1]	Medicure, Inc.	0
257,688	[1,5]	Threshold Pharmaceuticals, Inc.	179,350
		TOTAL	1,180,125
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	1,224,352
		Preferred Stock – 0.2%
		Consumer Discretionary – 0.2%
2,237	[3,4]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00 Annual Dividend (IDENTIFIED COST $2,237,000)	2,201,432
		Corporate Bond – 0.8%
		Consumer Discretionary – 0.8%
$11,700,000	[3,4]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $7,694,403)	10,510,987
		MUTUAL FUND – 5.7%
70,942,009	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	70,942,009
		Repurchase Agreement – 14.7%
$183,576,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	183,576,000
		TOTAL INVESTMENTS — 114.7% (IDENTIFIED COST $1,205,155,976)[8]	1,428,639,489
		OTHER ASSETS AND LIABILITIES - NET — (14.7)%[9]	(183,099,536)
		TOTAL NET ASSETS — 100%	$1,245,539,953

Annual Shareholder Report

20

At October 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
11/1/2010	2,657,723 Hong Kong Dollar	$342,645	$232

Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $12,773,347, which represented 1.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $12,773,347, which represented 1.0% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,215,310,366.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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21

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$734,854,357	$ —	$ —	$734,854,357
International	308,568,481	116,761,871	—	425,330,352
Preferred Stock
Domestic	—	2,201,432	—	2,201,432
Debt Securities:
Corporate Bond	—	10,510,987	—	10,510,987
Warrants	—	1,224,352	—	1,224,352
Mutual Fund	70,942,009	—	—	70,942,009
Repurchase Agreement	—	183,576,000	—	183,576,000
TOTAL SECURITIES	$1,114,364,847	$314,274,642	$ —	$1,428,639,489
OTHER FINANCIAL INSTRUMENTS*	$232	$ —	$ —	$232
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2009	$1,878,869	$567,373
Change in unrealized appreciation/depreciation	—	(119,819)
Net purchases (sales)	—	(15,155)
Transfers in and/or out of Level 3	(1,878,869)[1]	(432,399)[1]
Balance as of October 31, 2010	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2010.	$ —	$ —
1	Transferred from Level 3 to Level 2 because observable market data was obtained for securities.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2010

Assets:
Investments in repurchase agreements	$183,576,000
Investments in securities	1,245,063,489
Total investments in securities, at value including $173,324,083 of securities loaned and $70,942,009 of investments in an affiliated issuer (Note 5) (identified cost $1,205,155,976)		$1,428,639,489
Cash		272,716
Cash denominated in foreign currencies (identified cost $10,278,131)		10,371,186
Income receivable		413,909
Receivable for investments sold		29,520,751
Receivable for shares sold		1,583,244
Receivable for foreign exchange contracts		232
Prepaid expenses		1,633
TOTAL ASSETS		1,470,803,160
Liabilities:
Payable for investments purchased	38,122,360
Payable for shares redeemed	1,931,724
Payable for collateral due to broker for securities lending	183,576,000
Payable for capital gains taxes withheld	262,539
Payable for distribution services fee (Note 5)	344,065
Payable for shareholder services fee (Note 5)	474,615
Accrued expenses	551,904
TOTAL LIABILITIES		225,263,207
Net assets for 51,654,616 shares outstanding		$1,245,539,953
Net Assets Consist of:
Paid-in capital		$1,071,371,292
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		223,579,559
Accumulated net realized loss on investments, written options and foreign currency transactions		(47,492,256)
Accumulated net invesment income (loss)		(1,918,642)
TOTAL NET ASSETS		$1,245,539,953
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($919,029,324 ÷ 37,727,308 shares outstanding), no par value, unlimited shares authorized	$24.36
Offering price per share (100/94.50 of $24.36)	$25.78
Redemption proceeds per share	$24.36
Class B Shares:
Net asset value per share ($82,726,056 ÷ 3,544,976 shares outstanding), no par value, unlimited shares authorized	$23.34
Offering price per share	$23.34
Redemption proceeds per share (94.50/100 of $23.34)	$22.06
Class C Shares:
Net asset value per share ($208,269,693 ÷ 8,924,690 shares outstanding), no par value, unlimited shares authorized	$23.34
Offering price per share	$23.34
Redemption proceeds per share (99.00/100 of $23.34)	$23.11
Class K Shares:
Net asset value per share ($35,514,880 ÷ 1,457,642 shares outstanding), no par value, unlimited shares authorized	$24.36
Offering price per share	$24.36
Redemption proceeds per share	$24.36

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $44,518 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $220,589)		$15,050,358
Interest (including income on securities loaned of $1,792,429)		3,862,373
TOTAL INCOME		18,912,731
Expenses:
Investment adviser fee (Note 5)	$15,746,689
Administrative personnel and services fee (Note 5)	862,417
Custodian fees	468,920
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,804,802
Transfer and dividend disbursing agent fees and expenses — Class B Shares	195,102
Transfer and dividend disbursing agent fees and expenses — Class C Shares	397,184
Transfer and dividend disbursing agent fees and expenses — Class K Shares	95,122
Directors'/Trustees' fees	4,440
Auditing fees	36,631
Legal fees	6,546
Portfolio accounting fees	161,580
Distribution services fee — Class A Shares (Note 5)	2,009,169
Distribution services fee — Class B Shares (Note 5)	596,166
Distribution services fee — Class C Shares (Note 5)	1,434,514
Distribution services fee — Class K Shares (Note 5)	153,029
Shareholder services fee — Class A Shares (Note 5)	1,979,369
Shareholder services fee — Class B Shares (Note 5)	198,722
Shareholder services fee — Class C Shares (Note 5)	477,820
Account administration fee — Class A Shares	21,027
Account administration fee — Class C Shares	352
Share registration costs	68,707
Printing and postage	184,396
Insurance premiums	6,290
Miscellaneous	12,044
Expenses related to short positions	4,558
TOTAL EXPENSES	26,925,596
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,581,488)
Waiver of administrative personnel and services fee	(21,488)
Waiver of distribution services fee — Class A Shares	(393,455)
Waiver of distribution services fee — Class K Shares	(91,891)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(1,314,904)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(146,471)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(279,889)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,829,586)
Net expenses			$23,096,010
Net investment income (loss)			(4,183,279)
Realized and Unrealized Gain on Investments, Foreign Currency Transactions and Short Sales:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $181,973)			104,438,894
Net realized gain on short sales			789,687
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			239,872,150
Net realized and unrealized gain on investments and foreign currency transactions			345,100,731
Change in net assets resulting from operations			$340,917,452

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(4,183,279)	$(5,898,739)
Net realized gain (loss) on investments, foreign currency transactions and short sales	105,228,581	(116,613,644)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	239,872,150	238,672,687
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	340,917,452	116,160,304
Share Transactions:
Proceeds from sale of shares	261,249,601	363,400,375
Cost of shares redeemed	(345,169,712)	(305,321,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(83,920,111)	58,078,645
Change in net assets	256,997,341	174,238,949
Net Assets:
Beginning of period	988,542,612	814,303,663
End of period (including accumulated net investment income (loss) of $(1,918,642) and $(977,928), respectively)	$1,245,539,953	$988,542,612

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report

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the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At October 31, 2010, the Fund had no outstanding written option contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
Derivatives not accounted for as hedging instruments under ASC Topic 815	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Receivable for foreign exchange contracts	$232

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(79,341)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$14,763
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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$173,324,083	$183,576,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2010, the Fund had a net realized gain on short sales of $789,687.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,699,622	$224,413,126	19,436,987	$316,175,739
Shares redeemed	(12,744,172)	(264,118,709)	(15,435,549)	(229,785,762)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,044,550)	$(39,705,583)	4,001,438	$86,389,977
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	204,308	$4,131,359	420,258	$6,185,580
Shares redeemed	(1,131,440)	(22,449,344)	(1,262,143)	(18,039,773)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(927,132)	$(18,317,985)	(841,885)	$(11,854,193)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	986,705	$19,666,953	1,881,135	$28,945,383
Shares redeemed	(2,297,632)	(45,771,916)	(3,565,361)	(49,977,925)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,310,927)	$(26,104,963)	(1,684,226)	$(21,032,542)
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	623,873	$13,038,163	785,427	$12,093,673
Shares redeemed	(620,464)	(12,829,743)	(494,408)	(7,518,270)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,409	$208,420	291,019	$4,575,403
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,279,200)	$(83,920,111)	1,766,346	$58,078,645

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for foreign currency transactions, foreign capital gains tax expense, passive foreign investment company adjustments, net operating losses and discount accretion/premium amortization on debt securities.

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For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(3,809,050)	$3,242,565	$566,485

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$213,162,630
Capital loss carryforwards	$(38,993,969)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, passive foreign investment company adjustments, discount accretion/premium amortization on debt securities and transactions in certain securities on loan.

At October 31, 2010, the cost of investments for federal tax purposes was $1,215,310,366. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $213,329,123. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $299,896,586 and net unrealized depreciation from investments for those securities having an excess of cost over value of $86,567,463.

At October 31, 2010, the Fund had a capital loss carryforward of $38,993,969 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $106,557,211 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $1,445,337 of its fee. In addition, an affiliate of the Adviser reimbursed $1,741,264 of transfer and dividend disbursing agent fees and expenses.

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Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $12,984,112.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,488 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, FSC voluntarily waived $485,346 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $1,672,848 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $38,750 in sales charges from the sale of Class A Shares. FSC also retained $3,925 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $33,286 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,179,459 and $1,745,627, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Catalyst Pharmeceutical Partners, Inc.	1,832,350	—	—	1,832,350	$2,052,232	$ —
Cinedigm Digital Cinema Corp.	1,601,000	502,508	—	2,103,508	2,881,806	—
Dynavax Technologies Corp.	931,972	12,588,028	—	13,520,000	24,606,400	—
Dynavax Technologies Corp.	—	446,014	—	446,014	563,732	—
Express-1 Expedited Solutions	1,527,300	1,482,000	—	3,009,300	7,372,785	—
Innovative Solutions and Support, Inc.	1,764,988	—	90,988	1,674,000	10,194,660	—
Mindspeed Technologies, Inc.	1,937,000	73,000	—	2,010,000	14,833,800	—
Spire Corp.	500,620	—	—	500,620	2,923,621	—
TOTAL OF AFFILIATED COMPANIES	10,095,230	15,091,550	90,988	25,095,792	$65,429,036	$ —

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $136,151. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	253,036,554	123,343,642	305,438,187	70,942,009	$70,942,009	$44,518
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$734,290,778
Sales	$889,910,326

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated to Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Small Cap Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Small Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report

49

services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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50

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

29503 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.09	$10.26	$12.22	$12.69	$13.48
Income From Investment Operations:
Net investment income	0.03[1]	0.24[1]	0.42[1]	0.41[1]	0.38
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.77)	1.05	(1.83)	(0.43)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	(0.74)	1.29	(1.41)	(0.02)	0.33
Less Distributions:
Distributions from net investment income	(0.25)	(0.46)	(0.55)	(0.45)	(0.32)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.25)	(0.46)	(0.55)	(0.45)	(1.12)
Net Asset Value, End of Period	$10.10	$11.09	$10.26	$12.22	$12.69
Total Return[2]	(6.67)%	12.88%	(12.18)%	(0.18)%	2.64%
Ratios to Average Net Assets:
Net expenses[3]	1.89%	1.39%	1.20%	1.22%	1.22%
Net expenses excluding dividends and other expenses related to short sales[3]	1.24%	1.24%	1.20%	1.22%	1.22%
Net investment income	0.27%	2.23%	3.46%	3.31%	3.09%
Expense waiver/reimbursement[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$464,884	$835,964	$721,632	$981,852	$1,498,881
Portfolio turnover	180%	191%	255%	79%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.89%, 1.39%, 1.20%, 1.22% and 1.22%, after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.99	$10.21	$12.16	$12.63	$13.42
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	0.16[1]	0.33[1]	0.32[1]	0.31
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.76)	1.04	(1.82)	(0.44)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	1.20	(1.49)	(0.12)	0.23
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.46)	(0.35)	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.46)	(0.35)	(1.02)
Net Asset Value, End of Period	$9.99	$10.99	$10.21	$12.16	$12.63
Total Return[2]	(7.44)%	12.01%	(12.82)%	(0.96)%	1.88%
Ratios to Average Net Assets:
Net expenses[3]	2.64%	2.14%	1.95%	1.97%	1.97%
Net expenses excluding dividends and other expenses related to short sales[3]	1.99%	1.99%	1.95%	1.97%	1.97%
Net investment income (loss)	(0.50)%	1.54%	2.69%	2.56%	2.34%
Expense waiver/reimbursement[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,483	$166,561	$197,694	$291,938	$419,028
Portfolio turnover	180%	191%	255%	79%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.64%, 2.13%, 1.95%, 1.97% and 1.97%, after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.96	$10.19	$12.13	$12.60	$13.39
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	0.16[1]	0.33[1]	0.32[1]	0.29
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.76)	1.03	(1.81)	(0.44)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	1.19	(1.48)	(0.12)	0.24
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.46)	(0.35)	(0.23)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.46)	(0.35)	(1.03)
Net Asset Value, End of Period	$9.96	$10.96	$10.19	$12.13	$12.60
Total Return[2]	(7.38)%	11.96%	(12.77)%	(0.96)%	1.91%
Ratios to Average Net Assets:
Net expenses[3]	2.63%	2.14%	1.95%	1.97%	1.97%
Net expenses excluding dividends and other expenses related to short sales[3]	1.99%	1.99%	1.95%	1.97%	1.97%
Net investment income (loss)	(0.50)%	1.50%	2.70%	2.56%	2.35%
Expense waiver/reimbursement[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$365,433	$489,260	$445,425	$651,388	$991,565
Portfolio turnover	180%	191%	255%	79%	124%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.63%, 2.13%, 1.95%, 1.97% and 1.97%, after taking into account these expense reductions for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.00	$9.13
Class B Shares	$1,000	$997.00	$12.89
Class C Shares	$1,000	$997.00	$12.89
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.08	$9.20
Class B Shares	$1,000	$1,012.30	$12.98
Class C Shares	$1,000	$1,012.30	$12.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.81%
Class B Shares	2.56%
Class C Shares	2.56%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

MARKET OVERVIEW

For the 12-month reporting period ended October 31, 2010, the Fund produced total returns of -6.67%, -7.44% and -7.38%, for Class A Shares, Class B Shares and Class C Shares, respectively, based on net asset value. The return of the Russell 3000® Value Index, a broad-based securities market index, for the same period was 16.40%.1 The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index. The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

It was a volatile, but overall strong, reporting period for the stock market. The fiscal year started with equity markets continuing their historic rally from the March 2009 low, where the S&P 500 Index2 returned approximately 70% by January 2010. After an 8% decline into February, the S&P 500 rallied more than 15% and set the high for the fiscal year in April. A crisis over European sovereign debt, along with fading U.S. economic indicators, led to an abrupt 16% decline in the S&P 500 by early July. After sharp swings up and down in July and August, the S&P 500 completed the fiscal year with a further gain of 15%, as concerns over Europe abated, growth in emerging economies remained strong and market participants began to anticipate further monetary easing by the U.S. Federal Reserve and political change in the United States. The S&P 500 ended the reporting period with a total return of 16.54%.

1	The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and it is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

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The U.S. Dollar Index3 also was volatile during the reporting period. The U.S. Dollar Index increased nearly 20% from the November 2009 low to the June 2010 high, as U.S. economic fundamentals improved and the European sovereign debt crisis pressured the Euro lower. The rally stopped abruptly as U.S. economic indicators started to roll over, investors anticipated further monetary easing by the Federal Reserve and the European debt crisis abated. The U.S. Dollar Index fell 12.6% from its peak and ended the reporting period with a return of 1.3%.

FUND PERFORMANCE

The Fund underperformed its benchmark for the fiscal year mainly because the Fund had a “net short” equity position for most of the reporting period, since stock prices generally rose.4 The rationale for the strategy was that the history of stock market bubbles, precarious economic and financial conditions and above-average stock market valuations supported a highly risk-averse strategy. The Fund started the fiscal year with most of its short equity exposure in low quality, volatile individual stocks. This had the largest negative impact on Fund performance, as the lowest quality, highest volatility stocks were the strongest performers as investor confidence returned late in 2009. The Fund's managers then shifted the hedging and short emphasis away from individual stocks to stock indexes and exchange-traded funds (ETFs),5 along with put options.6 This also negatively affected performance since equity markets were up on the year.

The Fund's equity long exposure was concentrated in health care, Japanese stocks and energy. Health care stocks performed particularly well, boosted by low valuations and the passage of health care reform legislation that removed some of the cloud over the group.

In fixed income, the Fund had significant gains from emerging-market bonds and U.S. Government bonds.7 Confidence in many emerging economies and their markets was strong. In the United States, the Fund's managers anticipated weaker than expected economic growth and an absence of inflation, which led to the tactical purchase of U.S. Treasuries, followed by their sale during the summer.

3	The U.S. Dollar Index indicates the general value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged; investments cannot be made in an index.
4	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
5	An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a fund that is not exchange traded and may also be subject to other risks, such as: (i) ETF shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) trading of an ETF's shares may be halted by the listing exchange's officials.
6	Investments in put options are subject to additional risks.
7	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

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Gold bullion continued to set record highs throughout the reporting period, which produced significant gains for the Fund's investments in gold and silver bullion, along with smaller holdings of gold equities.8 The Fund's investment in agricultural commodities through an ETF also produced gains.

The Fund's currency exposure was positioned during most of the reporting period for an increase in the U.S. dollar versus currencies of emerging or commodity-producing economies.9 This strategy produced solid returns for the first half of the reporting period as the dollar rallied amid the European debt crisis. However, the dollar reversed nearly all of its gains in the second half of the reporting period, as confidence in European fiscal and monetary policies increased, in contrast to developments in the United States.

8	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs than other investments in securities.
9	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2010, compared to the Russell 3000 Value Index (R3000V)2 and the Merrill Lynch 91 Day Treasury Bill Index (ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	(11.83)%
5 Years	(2.17)%
Start of Performance (12/4/2000)	3.81%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2010, compared to the Russell 3000 Value Index (R3000V)2 and the Merrill Lynch 91 Day Treasury Bill Index (ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	(12.44)%
5 Years	(2.15)%
Start of Performance (12/4/2000)	3.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

10

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2010, compared to the Russell 3000 Value Index (R3000V)2 and the Merrill Lynch 91 Day Treasury Bill Index (ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	(8.29)%
5 Years	(1.81)%
Start of Performance (12/4/2000)	3.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.

Annual Shareholder Report
11

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(15.6)%
Futures Contracts — Short (notional value)[2]	(7.3)%
U.S. Equity Securities	26.7%
International Equity Securities	13.2%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	8.9%
U.S. Treasury Securities	6.2%
Investment Funds	5.6%
Mutual Funds	3.6%
Purchased Put Options/Short Exposure	2.4%
Other Investments[3]	4.4%
Other Derivative Contracts[4]	(0.9)%
Cash Equivalents[5]	30.1%
Adjustment for Futures Contracts (notional value)[2]	7.1%
Collateral on Deposit for Securities Sold Short	15.5%
Other Assets and Liabilities — Net[6]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other investments include exchange-traded funds and gold bullion.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

12

At October 31, 2010, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Health Care	27.9%
Energy	13.6%
Industrials	13.0%
Consumer Staples	10.6%
Consumer Discretionary	10.2%
Telecommunication Services	8.7%
Information Technology	8.6%
Materials	3.8%
Utilities	3.6%
TOTAL	100.0%

At October 31, 2010, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	28.1%
Financials	14.5%
Industrials	6.0%
Health Care	3.0%
Information Technology	2.9%
Other[8]	45.5%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
Annual Shareholder Report
13

Portfolio of Investments

October 31, 2010

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 39.9%
		Air Freight & Logistics – 0.9%
765,000		Yamato Holdings Co. Ltd	9,598,666
		Biotechnology – 5.0%
255,000	[1]	Actelion Ltd.	12,731,464
219,000	[1]	Amgen, Inc.	12,524,610
163,000	[1]	Cephalon, Inc.	10,829,720
505,000	[1]	Gilead Sciences, Inc.	20,033,350
		TOTAL	56,119,144
		Chemicals – 0.5%
114,000		Albemarle Corp.	5,714,820
		Commercial Services & Supplies – 0.9%
225,000		Secom Co. Ltd.	10,250,970
		Diversified Telecommunication Services – 1.6%
270,000		AT&T, Inc.	7,695,000
3,795,000		Telstra Corp. Ltd.	9,947,124
		TOTAL	17,642,124
		Electric Utilities – 0.7%
205,000		Exelon Corp.	8,368,100
		Electrical Equipment – 0.9%
178,000		Regal Beloit Corp.	10,272,380
		Electronic Equipment Instruments & Components – 1.5%
405,000		Mitsumi Electric Co.	6,847,184
165,000	[1]	Itron, Inc.	10,027,050
		TOTAL	16,874,234
		Energy Equipment & Services – 4.8%
183,000		ENSCO PLC, ADR	8,480,220
500,000	[1]	Nabors Industries Ltd.	10,450,000
290,000		Noble Corp.	10,013,700
300,000		Tidewater, Inc.	13,839,000
282,000	[1]	Unit Corp.	11,062,860
		TOTAL	53,845,780
		Food & Staples Retailing – 2.4%
150,000	[1]	BJ's Wholesale Club, Inc.	6,259,500
360,000		CVS Caremark Corp.	10,843,200
Annual Shareholder Report
14

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
960,000		SUPERVALU, Inc.	10,358,400
		TOTAL	27,461,100
		Food Products – 1.8%
395,000		Toyo Suisan Kaisha, Ltd.	8,451,754
271,000		McCormick & Co., Inc.	11,983,620
		TOTAL	20,435,374
		Health Care Equipment & Supplies – 3.1%
158,000		Baxter International, Inc.	8,042,200
92,000		Becton, Dickinson & Co.	6,947,840
700,000		Nobel Biocare Holding AG	11,558,565
185,000	[1]	Zimmer Holdings, Inc.	8,776,400
		TOTAL	35,325,005
		Health Care Providers & Services – 2.3%
259,000	[1]	Medco Health Solutions, Inc.	13,605,270
262,000		Quest Diagnostics, Inc.	12,874,680
		TOTAL	26,479,950
		Independent Power Producers & Energy Traders – 0.7%
265,000		Constellation Energy Group, Inc.	8,013,600
		IT Services – 0.8%
175,000		Computer Sciences Corp.	8,583,750
		Leisure Equipment & Products – 1.0%
220,000		Sankyo Co. Ltd.	11,699,214
		Machinery – 1.0%
109,000		Flowserve Corp.	10,900,000
		Metals & Mining – 1.0%
175,000		Royal Gold, Inc.	8,664,250
230,000		Yamana Gold, Inc.	2,527,700
		TOTAL	11,191,950
		Multiline Retail – 1.9%
270,000	[1]	Big Lots, Inc.	8,469,900
273,000		Family Dollar Stores, Inc.	12,604,410
		TOTAL	21,074,310
		Oil Gas & Consumable Fuels – 0.7%
185,000	[1]	Ultra Petroleum Corp.	7,612,750
		Pharmaceuticals – 0.7%
155,000		AstraZeneca PLC	7,809,607
Annual Shareholder Report
15

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		Railroad – 1.5%
199,000		Union Pacific Corp.	17,448,320
		Software – 1.2%
495,000		Microsoft Corp.	13,186,800
		Specialty Retail – 1.1%
390,000		American Eagle Outfitters, Inc.	6,243,900
700,000		Chicos Fas, Inc.	6,804,000
		TOTAL	13,047,900
		Wireless Telecommunication Services – 1.9%
1,670		KDDI Corp.	8,966,869
7,500		NTT DoCoMo, Inc.	12,650,867
		TOTAL	21,617,736
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,621,944)	450,573,584
		U.S. TREASURY – 15.1%
$100,000,000	[2,3]	United States Treasury Bill, 0.155%, 11/18/2010	99,994,570
70,000,000	[4]	United States Treasury Note, 0.625%, 7/31/2012	70,362,306
		TOTAL U.S. TREASURY (IDENTIFIED COST $170,138,205)	170,356,876
		INVESTMENT FUND – 5.6%
603,225		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $60,322,489)	63,170,072
		BULLION – 2.6%
21,606		Gold (IDENTIFIED COST $29,561,751)	29,330,779
		PURCHASED PUT OPTIONS/SHORT EXPOSURE – 2.4%
		Diversified Financial Services – 2.4%
3,000	[1]	iShares Russell 2000 Index Fund, Strike Price $63, Expiration Date 12/31/2010	337,500
10,000	[1]	iShares Russell 2000 Index Fund, Strike Price $66, Expiration Date 12/31/2010	1,785,000
10,000	[1]	iShares Russell 2000 Index Fund, Strike Price $72, Expiration Date 1/22/2011	4,650,000
12,000		SPDR S&P 500 ETF Trust, Strike Price $115, Expiration Date 12/31/2010	3,354,000
18,000		SPDR S&P 500 ETF Trust, Strike Price $120, Expiration Date 1/22/2011	9,936,000
4,000		SPDR S&P Midcap 400 ETF Trust, Strike Price $150, Expiration Date 1/22/2011	2,660,000
17,000		SPDR S&P Retail ETF, Strike Price $220, Expiration Date 12/18/2010	1,096,500
Annual Shareholder Report
16

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
10,000		SPDR S&P Retail ETF, Strike Price $45, Expiration Date 1/22/2011	3,100,000
		TOTAL	26,919,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $46,334,950)	26,919,000
		EXCHANGE-TRADED FUND – 1.8%
675,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $16,240,731)	20,054,250
		MUTUAL FUNDS – 33.7%
2,285,000		Central Fund of Canada Ltd.	40,444,500
339,943,362	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	339,943,362
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $366,178,250)	380,387,862
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $1,109,398,320)[7]	1,140,792,423
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[8]	(12,291,499)
		TOTAL NET ASSETS — 100%	$1,128,500,924

Annual Shareholder Report

17

Schedule of Securities Sold Short

Shares		Value
925,000	Amex Financial Select Standard & Poor Depository Receipt	$13,468,000
785,000	Consumer Discretionary Select Sector SPDR Fund	27,679,100
100,000	Cree, Inc.	5,129,000
230,000	ICICI Bank Ltd., ADR	12,093,400
440,000	iShares FTSE/Xinhua China 25 Index Fund	19,791,200
370,000	iShares MSCI Mexico Index Fund	21,282,400
65,000	Laboratory Corp. of America Holdings	5,285,800
260,000	SPDR S&P MidCap 400 ETF Trust	39,137,800
500,000	SPDR S&P Retail ETF	21,805,000
294,000	Waste Management, Inc.	10,501,680
TOTAL SECURITIES SOLD SHORT (PROCEEDS $161,948,356)		$176,173,380

At October 31, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	280	$82,579,000	December 2010	$(2,367,170)

Annual Shareholder Report

18

At October 31, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/2/2010	24,400,000 AUD	1,818,288,000 JPY	$23,900,948	$3,081,303
11/2/2010	17,642,154 CHF	18,650,000 AUD	$17,928,107	$1,912,240
11/2/2010	1,883,850,800 JPY	24,400,000 AUD	$23,410,598	$2,398,589
11/2/2010	18,650,000 AUD	16,470,561 CHF	$18,268,553	$2,766,422
11/11/2010	118,850,000 SEK	1,408,341,599 JPY	$17,786,984	$1,656,942
11/11/2010	1,435,880,332 JPY	118,850,000 SEK	$17,845,201	$1,059,961
11/15/2010	14,746,940 AUD	20,600,000 TRY	$14,419,520	$(27,264)
11/15/2010	20,600,000 TRY	14,692,771 AUD	$14,324,900	$712,895
11/18/2010	15,500,000 GBP	$24,105,771	$24,833,218	$727,447
11/30/2010	44,251,000 ZAR	$6,320,217	$6,287,708	$(32,509)
11/30/2010	78,225,000 ZAR	$11,158,263	$11,115,137	$(43,126)
12/1/2010	10,480,000 GBP	124,437,424 ZAR	$16,788,800	$992,081
12/1/2010	16,715,927 CHF	22,650,000 NZD	$16,991,161	$1,469,254
12/1/2010	22,650,000 NZD	16,100,300 CHF	$17,223,950	$1,531,189
12/1/2010	114,813,640 ZAR	10,480,000 GBP	$16,311,498	$(81,570)
12/2/2010	30,091,100 BRL	$17,335,580	$17,579,378	$243,798
12/2/2010	22,315,446 SGD	$16,475,773	$17,241,777	$766,004
12/8/2010	9,600,000 GBP	14,891,616 CHF	$15,378,077	$394,325
12/8/2010	14,569,056 CHF	9,600,000 GBP	$14,809,855	$(252,307)
12/15/2010	12,286,325 EUR	16,100,000 CHF	$17,090,451	$1,252,494
12/15/2010	16,100,000 CHF	12,117,563 EUR	$16,367,112	$(206,701)
12/17/2010	12,263,974 EUR	22,200,000 NZD	$17,058,854	$1,336,989
12/17/2010	16,080,000 CHF	47,704,858 PLN	$16,347,068	$(335,975)
12/17/2010	16,100,000 CHF	98,119,357 NOK	$16,367,400	$181,007
12/17/2010	98,217,889 NOK	16,100,000 CHF	$16,728,853	$837,533
12/17/2010	49,339,711 PLN	16,080,000 CHF	$17,251,859	$1,377,837
12/17/2010	22,200,000 NZD	11,963,721 EUR	$16,857,235	$609,128
12/17/2010	281,045,500 MXN	$21,307,468	$22,686,790	$1,379,322
12/17/2010	52,800,000 PLN	$16,912,235	$18,461,765	$1,549,530
12/30/2010	12,000,000 EUR	112,532,400 ZAR	$16,688,454	$1,081,729
12/30/2010	13,328,640 CAD	17,800,000 NZD	$13,048,872	$98,409
12/30/2010	17,800,000 NZD	13,601,870 CAD	$13,500,190	$292,224
12/30/2010	115,152,000 ZAR	12,000,000 EUR	$16,284,302	$(258,743)
1/19/2011	8,100,000 GBP	17,188,200 NZD	$12,970,307	$265,222
1/19/2011	29,508,080 SGD	23,200,000 AUD	$22,799,836	$40,922
3/23/2011	6,357,150,000 KRW	$5,540,000	$5,624,933	$84,933
4/11/2011	11,836,500 PEN	$4,143,707	$4,223,776	$80,069
Annual Shareholder Report
19

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
11/2/2010	16,470,561 CHF	18,650,000 AUD	$16,737,525	$(1,235,394)
11/2/2010	24,400,000 AUD	1,883,850,800 JPY	$23,900,948	$(2,888,940)
11/2/2010	18,650,000 AUD	17,642,154 CHF	$18,268,552	$(2,252,685)
11/2/2010	1,818,288,000 JPY	24,400,000 AUD	$22,595,849	$(1,776,204)
11/10/2010	9,000,000 CHF	$8,871,365	$9,146,620	$(275,255)
11/10/2010	18,200,000CHF	$17,554,182	$18,496,499	$(942,317)
11/10/2010	13,375,850 CHF	$12,866,714	$13,593,758	$(727,044)
11/11/2010	118,850,000 SEK	1,435,880,332 JPY	$17,786,983	$(1,001,743)
11/11/2010	1,408,341,599 JPY	118,850,000 SEK	$17,502,948	$(1,372,906)
11/15/2010	14,692,771 AUD	20,600,000 TRY	$14,366,554	$(754,549)
11/15/2010	20,600,000 TRY	14,746,940 AUD	$14,324,900	$121,884
11/18/2010	11,160,000 GBP	$16,979,717	$17,879,917	$(900,200)
11/18/2010	9,800,000 GBP	$15,627,472	$15,701,002	$(73,530)
11/18/2010	9,300,000 GBP	$14,147,439	$14,899,931	$(752,492)
11/30/2010	172,482,750 ZAR	$22,157,204	$24,508,398	$(2,351,194)
11/30/2010	62,400,000 ZAR	$8,362,930	$8,866,533	$(503,603)
12/1/2010	10,480,000 GBP	114,813,640 ZAR	$16,788,801	$(395,733)
12/1/2010	16,100,300 CHF	22,650,000 NZD	$16,365,397	$(672,636)
12/1/2010	22,650,000 NZD	16,715,927 CHF	$17,223,950	$(1,702,044)
12/1/2010	124,437,424 ZAR	10,480,000 GBP	$17,678,742	$(1,882,023)
12/2/2010	30,091,100 BRL	$16,823,829	$17,579,378	$(755,549)
12/2/2010	22,315,446 SGD	$16,677,588	$17,241,777	$(564,189)
12/3/2010	52,000,000 CAD	$50,435,491	$50,946,232	$(510,741)
12/8/2010	9,600,000 GBP	14,569,056 CHF	$15,378,077	$(315,915)
12/8/2010	14,891,616 CHF	9,600,000 GBP	$15,137,746	$(153,994)
12/15/2010	13,200,000 EUR	$18,014,832	$18,361,387	$(346,555)
12/15/2010	12,117,563 EUR	16,100,000 CHF	$16,855,701	$(281,888)
12/15/2010	16,100,000 CHF	12,286,325 EUR	$16,367,111	$(529,154)
12/17/2010	11,963,721 EUR	22,200,000 NZD	$16,641,211	$(393,104)
12/17/2010	16,100,000 CHF	98,217,889 NOK	$16,367,400	$(476,080)
12/17/2010	16,080,000 CHF	49,339,711 PLN	$16,347,067	$(473,045)
12/17/2010	47,704,858 PLN	16,080,000 CHF	$16,680,225	$2,817
12/17/2010	98,119,357 NOK	16,100,000 CHF	$16,712,071	$(525,677)
12/17/2010	22,200,000 NZD	12,263,974 EUR	$16,857,235	$(1,135,370)
12/17/2010	281,045,500 MXN	$22,310,333	$22,686,789	$(376,456)
12/17/2010	52,800,000 PLN	$17,408,506	$18,461,765	$(1,053,259)
12/21/2010	35,200,000 SEK	$5,233,111	$5,260,958	$(27,847)
12/21/2010	106,800,000 SEK	$15,572,826	$15,962,225	$(389,399)
Annual Shareholder Report
20

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
12/22/2010	17,850,000 AUD	$16,293,480	$17,371,404	$(1,077,924)
12/22/2010	17,850,000 AUD	$16,294,194	$17,371,405	$(1,077,211)
12/22/2010	6,600,000 NZD	$4,891,920	$5,009,332	$(117,412)
12/22/2010	31,350,000 NZD	$22,572,000	$23,794,331	$(1,222,331)
12/27/2010	568,475,000 JPY	$6,795,551	$7,068,552	$(273,001)
12/27/2010	5,108,730,000 JPY	$61,054,437	$63,523,155	$(2,468,718)
12/30/2010	12,000,000 EUR	115,152,000 ZAR	$16,688,455	$(145,410)
12/30/2010	13,601,870 CAD	17,800,000 NZD	$13,316,367	$(108,402)
12/30/2010	17,800,000 NZD	13,328,640 CAD	$13,500,189	$(549,727)
12/30/2010	112,532,400 ZAR	12,000,000 EUR	$15,913,849	$(307,124)
12/30/2010	28,000,000 TRY	$19,642,231	$19,311,411	$330,820
1/19/2011	23,200,000 AUD	29,508,080 SGD	$22,500,088	$258,826
1/19/2011	17,188,200 NZD	8,100,000 GBP	$13,015,923	$(310,838)
1/21/2011	2,980,000,000 HUF	$14,881,398	$15,124,206	$(242,808)
1/21/2011	36,400,000 PLN	$12,644,597	$12,693,408	$(48,811)
3/23/2011	6,357,150,000 KRW	$5,160,024	$5,624,933	$(464,909)
4/11/2011	11,836,500 PEN	$4,164,116	$4,223,776	$(59,660)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(9,587,050)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	All or a portion of this security is held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,164,991,563.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$300,976,930	$ —	$ —	$300,976,930
International	39,084,370	110,512,284[1]	—	149,596,654
Debt Securities:
U.S. Treasury	—	170,356,876	—	170,356,876
Investment Fund	63,170,072	—	—	63,170,072
Bullion	29,330,779	—	—	29,330,779
Purchased Put Options/Short Exposure	26,919,000	—	—	26,919,000
Exchange-Traded Fund	20,054,250	—	—	20,054,250
Mutual Funds	380,387,862	—	—	380,387,862
TOTAL SECURITIES/BULLION	859,923,263	280,869,160	—	1,140,792,423
OTHER FINANCIAL INSTRUMENTS*	$(178,540,550)	$(9,587,050)	$ —	$(188,127,600)
1	Includes $34,460,402 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for post-market-close activity.
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

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The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— Great Britain Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
SPDR	— Standard & Poor's Depository Receipts
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

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23

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities/bullion, at value, including $339,943,362 of an investment in an affiliated issuer (Note 5) (identified cost $1,109,398,320)		$1,140,792,423
Cash denominated in foreign currencies (identified cost $1,079)		1,079
Deposit at broker for short sales		175,009,746
Receivable for foreign exchange contracts		30,894,145
Receivable for investments sold		9,181,638
Receivable for shares sold		1,946,902
Income receivable		1,303,283
TOTAL ASSETS		1,359,129,216
Liabilities:
Securities sold short, at value (proceeds $161,948,356)	$176,173,380
Payable for foreign exchange contracts	40,481,195
Payable for shares redeemed	7,226,817
Payable for investments purchased	5,166,634
Payable for daily variation margin	253,278
Payable for shareholder services fee (Note 5)	471,329
Payable for distribution services fee (Note 5)	306,127
Accrued expenses	549,532
TOTAL LIABILITIES		230,628,292
Net assets for 112,268,712 shares outstanding		$1,128,500,924
Net Assets Consist of:
Paid-in capital		$1,538,789,731
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(180,174)
Accumulated net realized loss on investments, short sales, future contracts, written options and foreign currency translations		(425,397,679)
Undistributed net investment income		15,289,046
TOTAL NET ASSETS		$1,128,500,924
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($464,883,529 ÷ 46,043,411 shares outstanding), no par value, unlimited shares authorized	$10.10
Offering price per share (100/94.50 of $10.10)	$10.69
Redemption proceeds per share	$10.10
Class B Shares:
Net asset value per share ($103,482,777 ÷ 10,354,109 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (94.50/100 of $9.99)	$9.44
Class C Shares:
Net asset value per share ($365,432,702 ÷ 36,695,080 shares outstanding), no par value, unlimited shares authorized	$9.96
Offering price per share	$9.96
Redemption proceeds per share (99.00/100 of $9.96)	$9.86
Institutional Shares:
Net asset value per share ($194,701,916 ÷ 19,176,112 shares outstanding), no par value, unlimited shares authorized	$10.15
Offering price per share	$10.15
Redemption proceeds per share	$10.15

See Notes which are an integral part of the Financial Statements

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25

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $523,071 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $824,155)		$13,024,784
Interest		15,612,003
TOTAL INCOME		28,636,787
Expenses:
Investment adviser fee (Note 5)	$10,119,456
Administrative personnel and services fee (Note 5)	1,052,772
Custodian fees	380,405
Transfer and dividend disbursing agent fees and expenses	2,001,248
Directors'/Trustees' fees	4,964
Auditing fees	33,000
Legal fees	48,735
Portfolio accounting fees	209,060
Distribution services fee — Class B Shares (Note 5)	997,384
Distribution services fee — Class C Shares (Note 5)	3,207,243
Shareholder services fee — Class A Shares (Note 5)	1,654,574
Shareholder services fee — Class B Shares (Note 5)	332,461
Shareholder services fee — Class C Shares (Note 5)	1,068,794
Account administration fee — Class A Shares	950
Account administration fee — Class C Shares	287
Share registration costs	106,559
Printing and postage	137,152
Insurance premiums	7,191
Dividends and other expenses related to short sales	8,602,315
Miscellaneous	5,145
TOTAL EXPENSES	29,969,695
Annual Shareholder Report
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Statement of Operations — continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(656,008)
Waiver of administrative personnel and services fee (Note 5)	(25,984)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(13,530)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		$(695,522)
Net expenses			$29,274,173
Net investment income (loss)			(637,386)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			153,740,870
Net realized loss on short sales			(265,596,894)
Net realized gain on futures contracts			24,586,425
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(77,056,494)
Net change in unrealized depreciation of short sales			58,715,263
Net change in unrealized depreciation of futures contracts			(701,002)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(106,311,832)
Change in net assets resulting from operations			$(106,949,218)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(637,386)	$26,371,015
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(87,269,599)	(273,841,447)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	(19,042,233)	392,155,128
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(106,949,218)	144,684,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,918,620)	(28,826,874)
Class B Shares	(2,725,757)	(7,577,356)
Class C Shares	(8,716,171)	(17,195,671)
Institutional Shares	(1,987,024)	(346,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,347,572)	(53,946,079)
Share Transactions:
Proceeds from sale of shares	518,602,364	671,401,676
Net asset value of shares issued to shareholders in payment of distributions declared	24,699,463	41,230,658
Cost of shares redeemed	(848,761,595)	(601,415,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(305,459,768)	111,216,612
Change in net assets	(444,756,558)	201,955,229
Net Assets:
Beginning of period	1,573,257,482	1,371,302,253
End of period (including undistributed net investment income of $15,289,046 and $30,757,310, respectively)	$1,128,500,924	$1,573,257,482

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

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conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. For the year ended October 31, 2010, the Fund had a net realized loss on short sales of $265,596,894.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of October 31, 2010, the Fund had no written options.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$30,894,145	Payable for foreign exchange contracts	$40,481,195
Equity contracts	Total investments in securities, at value	26,919,000	Payable for daily variation margin	2,367,170*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$57,813,145		$42,848,365
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$332,843	$332,843
Equity contracts	$24,586,425	$(8,205,999)	—	$16,380,426
TOTAL	$24,586,425	$(8,205,999)	$332,843	$16,713,269
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$(4,331,465)	$(4,331,465)
Equity contracts	$(701,002)	$(19,415,950)	—	$(20,116,952)
TOTAL	$(701,002)	$(19,415,950)	$(4,331,465)	$(24,448,417)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Annual Shareholder Report

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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,661,859	$235,731,233	39,339,133	$430,108,951
Shares issued to shareholders in payment of distributions declared	1,408,803	14,397,970	2,234,350	23,054,476
Shares redeemed	(53,394,984)	(547,279,322)	(36,513,444)	(383,301,698)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,324,322)	$(297,150,119)	5,060,039	$69,861,729
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	915,600	$9,462,663	1,323,482	$14,216,697
Shares issued to shareholders in payment of distributions declared	221,406	2,253,915	608,550	6,238,153
Shares redeemed	(5,935,586)	(60,848,280)	(6,138,694)	(64,447,604)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,798,580)	$(49,131,702)	(4,206,662)	$(43,992,754)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,265,270	$75,187,335	12,963,665	$140,108,028
Shares issued to shareholders in payment of distributions declared	608,948	6,180,821	1,145,371	11,710,051
Shares redeemed	(15,810,851)	(161,262,868)	(13,205,369)	(137,704,151)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(7,936,633)	$(79,894,712)	903,667	$14,113,928
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Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,364,412	$198,221,133	8,090,710	$86,968,000
Shares issued to shareholders in payment of distributions declared	181,945	1,866,757	21,684	227,978
Shares redeemed	(7,680,734)	(79,371,125)	(1,438,538)	(15,962,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,865,623	$120,716,765	6,673,856	$71,233,709
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,193,912)	$(305,459,768)	8,430,900	$111,216,612

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities, dividends paid on short positions and partnership adjustments.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$17,516,694	$(17,516,694)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$32,347,572	$53,946,079

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$29,662,459
Net unrealized depreciation	$(44,989,562)
Capital loss carryforwards	$(394,961,704)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies and discount accretion/premium amortization on debt securities.

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At October 31, 2010, the cost of investments for federal tax purposes was $1,164,991,563. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $24,199,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,674,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,873,777.

At October 31, 2010, the Fund had a capital loss carryforward of $394,961,704 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572
2018	$111,051,824

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $406,487 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $1,349,456.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,984 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $799,950 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $272,331 in sales charges from the sale of Class A Shares. FSC also retained $9,494 of contingent deferred sales charges relating to redemptions of Class A Shares and $24,549 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,513 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $249,521. Transactions involving affiliated holdings during the year ended October 31, 2010 were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	154,018,981	1,711,577,243	1,525,652,862	339,943,362	$339,943,362	$523,071

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $13,530 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$1,053,311,630
Sales	$1,326,629,397
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8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Federal Tax Information (unaudited)

For the fiscal year ended October 31, 2010, 28.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 8.90% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Market Opportunity fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Annual Shareholder Report

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considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

51

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
53

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26852 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended 10/31/2007[1]
	2010	2009	2008
Net Asset Value, Beginning of Period	$11.14	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income[2]	0.03	0.23	0.50	0.17
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.75)	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	(0.72)	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.27)	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$10.15	$11.14	$10.29	$12.23
Total Return[4]	(6.49)%	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses[5]	1.58%	1.22%	0.95%	0.97%[6]
Net expenses excluding dividends and other expenses related to short sales[5]	0.99%	0.99%	0.95%	0.97%[6]
Net investment income	0.30%	2.05%	4.62%	4.30%[6]
Expense waiver/reimbursement[7]	0.05%	0.07%	0.04%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$194,702	$81,473	$6,551	$484
Portfolio turnover	180%	191%	255%	79%[8]
1	Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.58%, 1.21%, 0.95% and 0.97%, after taking into account these expense reductions for the years ended October 31, 2010, 2009 and 2008, and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,002.00	$7.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.49	$7.78
1	Expenses are equal to the Fund's annualized net expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

For the 12-month reporting period ended October 31, 2010, the Fund produced a total return of -6.49% for Institutional Shares, based on net asset value. The return of the Russell 3000® Value Index, a broad-based securities market index, for the same period was 16.40%.1 The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.

MARKET OVERVIEW

It was a volatile, but overall strong, reporting period for the stock market. The fiscal year started with equity markets continuing their historic rally from the March 2009 low, where the S&P 500 Index2 returned approximately 70% by January 2010. After an 8% decline into February, the S&P 500 rallied more than 15% and set the high for the fiscal year in April. A crisis over European sovereign debt, along with fading U.S. economic indicators, led to an abrupt 16% decline in the S&P 500 by early July. After sharp swings up and down in July and August, the S&P 500 completed the fiscal year with a further gain of 15% as concerns over Europe abated, growth in emerging economies remained strong and market participants began to anticipate further monetary easing by the U.S. Federal Reserve and political change in the United States. The S&P 500 ended the reporting period with a total return of 16.54%.

1	The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and it is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

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3

The U.S. Dollar Index3 also was volatile during the reporting period. The U.S. Dollar Index increased nearly 20% from the November 2009 low to the June 2010 high, as U.S. economic fundamentals improved and the European sovereign debt crisis pressured the Euro lower. The rally stopped abruptly as U.S. economic indicators started to roll over, investors anticipated further monetary easing by the Federal Reserve and the European debt crisis abated. The U.S. Dollar Index fell 12.6% from its peak and ended the reporting period with a return of 1.3%.

FUND PERFORMANCE

The Fund underperformed its benchmark for the fiscal year mainly because the Fund had a “net short” equity position for most of the reporting period, since stock prices generally rose.4 The rationale for the strategy was that the history of stock market bubbles, precarious economic and financial conditions and above-average stock market valuations supported a highly risk-averse strategy. The Fund started the fiscal year with most of its short equity exposure in low quality, volatile individual stocks. This had the largest negative impact on Fund performance, as the lowest quality, highest volatility stocks were the strongest performers as investor confidence returned late in 2009. The Fund's managers then shifted the hedging and short emphasis away from individual stocks to stock indexes and exchange-traded funds (ETFs),5 along with put options.6 This also negatively affected performance since equity markets were up on the year.

The Fund's equity long exposure was concentrated in health care, Japanese stocks and energy. Health care stocks performed particularly well, boosted by low valuations and the passage of health care reform legislation that removed some of the cloud over the group.

In fixed income, the Fund had significant gains from emerging-market bonds and U.S. Government bonds.7 Confidence in many emerging economies and their markets was strong. In the United States, the Fund's managers anticipated weaker than expected economic growth and an absence of inflation, which led to the tactical purchase of U.S. Treasuries, followed by their sale during the summer.

3	The U.S. Dollar Index indicates the general value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged; investments cannot be made in an index.
4	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
5	An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a fund that is not exchange traded and may also be subject to other risks, such as: (i) ETF shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) trading of an ETF's shares may be halted by the listing exchange's officials.
6	Investments in put options are subject to additional risks.
7	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Annual Shareholder Report

4

Gold bullion continued to set record highs throughout the reporting period, which produced significant gains for the Fund's investments in gold and silver bullion, along with smaller holdings of gold equities.8 The Fund's investment in agricultural commodities through an ETF also produced gains.

The Fund's currency exposure was positioned during most of the reporting period for an increase in the U.S. dollar versus currencies of emerging or commodity-producing economies.9 This strategy produced solid returns for the first half of the reporting period as the dollar rallied amid the European debt crisis. However, the dollar reversed nearly all of its gains in the second half of the reporting period, as confidence in European fiscal and monetary policies increased, in contrast to developments in the United States.

8	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs than other investments in securities.
9	International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

5

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001,2 in Federated Market Opportunity Fund (Institutional Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2010, compared to the Russell 3000 Value Index (R3000V)3 and the Merrill Lynch 91 Day Treasury Bill Index (ML91DTB)3.

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	(6.49)%
5 Years	(0.92)%
Start of Performance (12/4/2000)[3]	4.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

6

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund's Institutional Shares commenced operations on June 29, 2007. The Fund offers three other classes of shares: Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
3	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the ML91DTB are not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
Annual Shareholder Report
7

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(15.6)%
Futures Contracts — Short (notional value)[2]	(7.3)%
U.S. Equity Securities	26.7%
International Equity Securities	13.2%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	8.9%
U.S. Treasury Securities	6.2%
Investment Funds	5.6%
Mutual Funds	3.6%
Purchased Put Options/Short Exposure	2.4%
Other Investments[3]	4.4%
Other Derivative Contracts[4]	(0.9)%
Cash Equivalents[5]	30.1%
Adjustment for Futures Contracts (notional value)[2]	7.1%
Collateral on Deposit for Securities Sold Short	15.5%
Other Assets and Liabilities — Net[6]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other investments include exchange-traded funds and gold bullion.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

8

At October 31, 2010, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Health Care	27.9%
Energy	13.6%
Industrials	13.0%
Consumer Staples	10.6%
Consumer Discretionary	10.2%
Telecommunication Services	8.7%
Information Technology	8.6%
Materials	3.8%
Utilities	3.6%
TOTAL	100.0%

At October 31, 2010, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	28.1%
Financials	14.5%
Industrials	6.0%
Health Care	3.0%
Information Technology	2.9%
Other[8]	45.5%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
Annual Shareholder Report
9

Portfolio of Investments

October 31, 2010

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 39.9%
		Air Freight & Logistics – 0.9%
765,000		Yamato Holdings Co. Ltd	9,598,666
		Biotechnology – 5.0%
255,000	[1]	Actelion Ltd.	12,731,464
219,000	[1]	Amgen, Inc.	12,524,610
163,000	[1]	Cephalon, Inc.	10,829,720
505,000	[1]	Gilead Sciences, Inc.	20,033,350
		TOTAL	56,119,144
		Chemicals – 0.5%
114,000		Albemarle Corp.	5,714,820
		Commercial Services & Supplies – 0.9%
225,000		Secom Co. Ltd.	10,250,970
		Diversified Telecommunication Services – 1.6%
270,000		AT&T, Inc.	7,695,000
3,795,000		Telstra Corp. Ltd.	9,947,124
		TOTAL	17,642,124
		Electric Utilities – 0.7%
205,000		Exelon Corp.	8,368,100
		Electrical Equipment – 0.9%
178,000		Regal Beloit Corp.	10,272,380
		Electronic Equipment Instruments & Components – 1.5%
405,000		Mitsumi Electric Co.	6,847,184
165,000	[1]	Itron, Inc.	10,027,050
		TOTAL	16,874,234
		Energy Equipment & Services – 4.8%
183,000		ENSCO PLC, ADR	8,480,220
500,000	[1]	Nabors Industries Ltd.	10,450,000
290,000		Noble Corp.	10,013,700
300,000		Tidewater, Inc.	13,839,000
282,000	[1]	Unit Corp.	11,062,860
		TOTAL	53,845,780
		Food & Staples Retailing – 2.4%
150,000	[1]	BJ's Wholesale Club, Inc.	6,259,500
360,000		CVS Caremark Corp.	10,843,200
Annual Shareholder Report
10

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
960,000		SUPERVALU, Inc.	10,358,400
		TOTAL	27,461,100
		Food Products – 1.8%
395,000		Toyo Suisan Kaisha, Ltd.	8,451,754
271,000		McCormick & Co., Inc.	11,983,620
		TOTAL	20,435,374
		Health Care Equipment & Supplies – 3.1%
158,000		Baxter International, Inc.	8,042,200
92,000		Becton, Dickinson & Co.	6,947,840
700,000		Nobel Biocare Holding AG	11,558,565
185,000	[1]	Zimmer Holdings, Inc.	8,776,400
		TOTAL	35,325,005
		Health Care Providers & Services – 2.3%
259,000	[1]	Medco Health Solutions, Inc.	13,605,270
262,000		Quest Diagnostics, Inc.	12,874,680
		TOTAL	26,479,950
		Independent Power Producers & Energy Traders – 0.7%
265,000		Constellation Energy Group, Inc.	8,013,600
		IT Services – 0.8%
175,000		Computer Sciences Corp.	8,583,750
		Leisure Equipment & Products – 1.0%
220,000		Sankyo Co. Ltd.	11,699,214
		Machinery – 1.0%
109,000		Flowserve Corp.	10,900,000
		Metals & Mining – 1.0%
175,000		Royal Gold, Inc.	8,664,250
230,000		Yamana Gold, Inc.	2,527,700
		TOTAL	11,191,950
		Multiline Retail – 1.9%
270,000	[1]	Big Lots, Inc.	8,469,900
273,000		Family Dollar Stores, Inc.	12,604,410
		TOTAL	21,074,310
		Oil Gas & Consumable Fuels – 0.7%
185,000	[1]	Ultra Petroleum Corp.	7,612,750
		Pharmaceuticals – 0.7%
155,000		AstraZeneca PLC	7,809,607
Annual Shareholder Report
11

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		Railroad – 1.5%
199,000		Union Pacific Corp.	17,448,320
		Software – 1.2%
495,000		Microsoft Corp.	13,186,800
		Specialty Retail – 1.1%
390,000		American Eagle Outfitters, Inc.	6,243,900
700,000		Chicos Fas, Inc.	6,804,000
		TOTAL	13,047,900
		Wireless Telecommunication Services – 1.9%
1,670		KDDI Corp.	8,966,869
7,500		NTT DoCoMo, Inc.	12,650,867
		TOTAL	21,617,736
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,621,944)	450,573,584
		U.S. TREASURY – 15.1%
$100,000,000	[2,3]	United States Treasury Bill, 0.155%, 11/18/2010	99,994,570
70,000,000	[4]	United States Treasury Note, 0.625%, 7/31/2012	70,362,306
		TOTAL U.S. TREASURY (IDENTIFIED COST $170,138,205)	170,356,876
		INVESTMENT FUND – 5.6%
603,225		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $60,322,489)	63,170,072
		BULLION – 2.6%
21,606		Gold (IDENTIFIED COST $29,561,751)	29,330,779
		PURCHASED PUT OPTIONS/SHORT EXPOSURE – 2.4%
		Diversified Financial Services – 2.4%
3,000	[1]	iShares Russell 2000 Index Fund, Strike Price $63, Expiration Date 12/31/2010	337,500
10,000	[1]	iShares Russell 2000 Index Fund, Strike Price $66, Expiration Date 12/31/2010	1,785,000
10,000	[1]	iShares Russell 2000 Index Fund, Strike Price $72, Expiration Date 1/22/2011	4,650,000
12,000		SPDR S&P 500 ETF Trust, Strike Price $115, Expiration Date 12/31/2010	3,354,000
18,000		SPDR S&P 500 ETF Trust, Strike Price $120, Expiration Date 1/22/2011	9,936,000
4,000		SPDR S&P Midcap 400 ETF Trust, Strike Price $150, Expiration Date 1/22/2011	2,660,000
17,000		SPDR S&P Retail ETF, Strike Price $220, Expiration Date 12/18/2010	1,096,500
Annual Shareholder Report
12

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
10,000		SPDR S&P Retail ETF, Strike Price $45, Expiration Date 1/22/2011	3,100,000
		TOTAL	26,919,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $46,334,950)	26,919,000
		EXCHANGE-TRADED FUND – 1.8%
675,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $16,240,731)	20,054,250
		MUTUAL FUNDS – 33.7%
2,285,000		Central Fund of Canada Ltd.	40,444,500
339,943,362	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	339,943,362
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $366,178,250)	380,387,862
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $1,109,398,320)[7]	1,140,792,423
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[8]	(12,291,499)
		TOTAL NET ASSETS — 100%	$1,128,500,924

Annual Shareholder Report

13

Schedule of Securities Sold Short

Shares		Value
925,000	Amex Financial Select Standard & Poor Depository Receipt	$13,468,000
785,000	Consumer Discretionary Select Sector SPDR Fund	27,679,100
100,000	Cree, Inc.	5,129,000
230,000	ICICI Bank Ltd., ADR	12,093,400
440,000	iShares FTSE/Xinhua China 25 Index Fund	19,791,200
370,000	iShares MSCI Mexico Index Fund	21,282,400
65,000	Laboratory Corp. of America Holdings	5,285,800
260,000	SPDR S&P MidCap 400 ETF Trust	39,137,800
500,000	SPDR S&P Retail ETF	21,805,000
294,000	Waste Management, Inc.	10,501,680
TOTAL SECURITIES SOLD SHORT (PROCEEDS $161,948,356)		$176,173,380

At October 31, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	280	$82,579,000	December 2010	$(2,367,170)

Annual Shareholder Report

14

At October 31, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/2/2010	24,400,000 AUD	1,818,288,000 JPY	$23,900,948	$3,081,303
11/2/2010	17,642,154 CHF	18,650,000 AUD	$17,928,107	$1,912,240
11/2/2010	1,883,850,800 JPY	24,400,000 AUD	$23,410,598	$2,398,589
11/2/2010	18,650,000 AUD	16,470,561 CHF	$18,268,553	$2,766,422
11/11/2010	118,850,000 SEK	1,408,341,599 JPY	$17,786,984	$1,656,942
11/11/2010	1,435,880,332 JPY	118,850,000 SEK	$17,845,201	$1,059,961
11/15/2010	14,746,940 AUD	20,600,000 TRY	$14,419,520	$(27,264)
11/15/2010	20,600,000 TRY	14,692,771 AUD	$14,324,900	$712,895
11/18/2010	15,500,000 GBP	$24,105,771	$24,833,218	$727,447
11/30/2010	44,251,000 ZAR	$6,320,217	$6,287,708	$(32,509)
11/30/2010	78,225,000 ZAR	$11,158,263	$11,115,137	$(43,126)
12/1/2010	10,480,000 GBP	124,437,424 ZAR	$16,788,800	$992,081
12/1/2010	16,715,927 CHF	22,650,000 NZD	$16,991,161	$1,469,254
12/1/2010	22,650,000 NZD	16,100,300 CHF	$17,223,950	$1,531,189
12/1/2010	114,813,640 ZAR	10,480,000 GBP	$16,311,498	$(81,570)
12/2/2010	30,091,100 BRL	$17,335,580	$17,579,378	$243,798
12/2/2010	22,315,446 SGD	$16,475,773	$17,241,777	$766,004
12/8/2010	9,600,000 GBP	14,891,616 CHF	$15,378,077	$394,325
12/8/2010	14,569,056 CHF	9,600,000 GBP	$14,809,855	$(252,307)
12/15/2010	12,286,325 EUR	16,100,000 CHF	$17,090,451	$1,252,494
12/15/2010	16,100,000 CHF	12,117,563 EUR	$16,367,112	$(206,701)
12/17/2010	12,263,974 EUR	22,200,000 NZD	$17,058,854	$1,336,989
12/17/2010	16,080,000 CHF	47,704,858 PLN	$16,347,068	$(335,975)
12/17/2010	16,100,000 CHF	98,119,357 NOK	$16,367,400	$181,007
12/17/2010	98,217,889 NOK	16,100,000 CHF	$16,728,853	$837,533
12/17/2010	49,339,711 PLN	16,080,000 CHF	$17,251,859	$1,377,837
12/17/2010	22,200,000 NZD	11,963,721 EUR	$16,857,235	$609,128
12/17/2010	281,045,500 MXN	$21,307,468	$22,686,790	$1,379,322
12/17/2010	52,800,000 PLN	$16,912,235	$18,461,765	$1,549,530
12/30/2010	12,000,000 EUR	112,532,400 ZAR	$16,688,454	$1,081,729
12/30/2010	13,328,640 CAD	17,800,000 NZD	$13,048,872	$98,409
12/30/2010	17,800,000 NZD	13,601,870 CAD	$13,500,190	$292,224
12/30/2010	115,152,000 ZAR	12,000,000 EUR	$16,284,302	$(258,743)
1/19/2011	8,100,000 GBP	17,188,200 NZD	$12,970,307	$265,222
1/19/2011	29,508,080 SGD	23,200,000 AUD	$22,799,836	$40,922
3/23/2011	6,357,150,000 KRW	$5,540,000	$5,624,933	$84,933
4/11/2011	11,836,500 PEN	$4,143,707	$4,223,776	$80,069
Annual Shareholder Report
15

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
11/2/2010	16,470,561 CHF	18,650,000 AUD	$16,737,525	$(1,235,394)
11/2/2010	24,400,000 AUD	1,883,850,800 JPY	$23,900,948	$(2,888,940)
11/2/2010	18,650,000 AUD	17,642,154 CHF	$18,268,552	$(2,252,685)
11/2/2010	1,818,288,000 JPY	24,400,000 AUD	$22,595,849	$(1,776,204)
11/10/2010	9,000,000 CHF	$8,871,365	$9,146,620	$(275,255)
11/10/2010	18,200,000CHF	$17,554,182	$18,496,499	$(942,317)
11/10/2010	13,375,850 CHF	$12,866,714	$13,593,758	$(727,044)
11/11/2010	118,850,000 SEK	1,435,880,332 JPY	$17,786,983	$(1,001,743)
11/11/2010	1,408,341,599 JPY	118,850,000 SEK	$17,502,948	$(1,372,906)
11/15/2010	14,692,771 AUD	20,600,000 TRY	$14,366,554	$(754,549)
11/15/2010	20,600,000 TRY	14,746,940 AUD	$14,324,900	$121,884
11/18/2010	11,160,000 GBP	$16,979,717	$17,879,917	$(900,200)
11/18/2010	9,800,000 GBP	$15,627,472	$15,701,002	$(73,530)
11/18/2010	9,300,000 GBP	$14,147,439	$14,899,931	$(752,492)
11/30/2010	172,482,750 ZAR	$22,157,204	$24,508,398	$(2,351,194)
11/30/2010	62,400,000 ZAR	$8,362,930	$8,866,533	$(503,603)
12/1/2010	10,480,000 GBP	114,813,640 ZAR	$16,788,801	$(395,733)
12/1/2010	16,100,300 CHF	22,650,000 NZD	$16,365,397	$(672,636)
12/1/2010	22,650,000 NZD	16,715,927 CHF	$17,223,950	$(1,702,044)
12/1/2010	124,437,424 ZAR	10,480,000 GBP	$17,678,742	$(1,882,023)
12/2/2010	30,091,100 BRL	$16,823,829	$17,579,378	$(755,549)
12/2/2010	22,315,446 SGD	$16,677,588	$17,241,777	$(564,189)
12/3/2010	52,000,000 CAD	$50,435,491	$50,946,232	$(510,741)
12/8/2010	9,600,000 GBP	14,569,056 CHF	$15,378,077	$(315,915)
12/8/2010	14,891,616 CHF	9,600,000 GBP	$15,137,746	$(153,994)
12/15/2010	13,200,000 EUR	$18,014,832	$18,361,387	$(346,555)
12/15/2010	12,117,563 EUR	16,100,000 CHF	$16,855,701	$(281,888)
12/15/2010	16,100,000 CHF	12,286,325 EUR	$16,367,111	$(529,154)
12/17/2010	11,963,721 EUR	22,200,000 NZD	$16,641,211	$(393,104)
12/17/2010	16,100,000 CHF	98,217,889 NOK	$16,367,400	$(476,080)
12/17/2010	16,080,000 CHF	49,339,711 PLN	$16,347,067	$(473,045)
12/17/2010	47,704,858 PLN	16,080,000 CHF	$16,680,225	$2,817
12/17/2010	98,119,357 NOK	16,100,000 CHF	$16,712,071	$(525,677)
12/17/2010	22,200,000 NZD	12,263,974 EUR	$16,857,235	$(1,135,370)
12/17/2010	281,045,500 MXN	$22,310,333	$22,686,789	$(376,456)
12/17/2010	52,800,000 PLN	$17,408,506	$18,461,765	$(1,053,259)
12/21/2010	35,200,000 SEK	$5,233,111	$5,260,958	$(27,847)
12/21/2010	106,800,000 SEK	$15,572,826	$15,962,225	$(389,399)
Annual Shareholder Report
16

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
12/22/2010	17,850,000 AUD	$16,293,480	$17,371,404	$(1,077,924)
12/22/2010	17,850,000 AUD	$16,294,194	$17,371,405	$(1,077,211)
12/22/2010	6,600,000 NZD	$4,891,920	$5,009,332	$(117,412)
12/22/2010	31,350,000 NZD	$22,572,000	$23,794,331	$(1,222,331)
12/27/2010	568,475,000 JPY	$6,795,551	$7,068,552	$(273,001)
12/27/2010	5,108,730,000 JPY	$61,054,437	$63,523,155	$(2,468,718)
12/30/2010	12,000,000 EUR	115,152,000 ZAR	$16,688,455	$(145,410)
12/30/2010	13,601,870 CAD	17,800,000 NZD	$13,316,367	$(108,402)
12/30/2010	17,800,000 NZD	13,328,640 CAD	$13,500,189	$(549,727)
12/30/2010	112,532,400 ZAR	12,000,000 EUR	$15,913,849	$(307,124)
12/30/2010	28,000,000 TRY	$19,642,231	$19,311,411	$330,820
1/19/2011	23,200,000 AUD	29,508,080 SGD	$22,500,088	$258,826
1/19/2011	17,188,200 NZD	8,100,000 GBP	$13,015,923	$(310,838)
1/21/2011	2,980,000,000 HUF	$14,881,398	$15,124,206	$(242,808)
1/21/2011	36,400,000 PLN	$12,644,597	$12,693,408	$(48,811)
3/23/2011	6,357,150,000 KRW	$5,160,024	$5,624,933	$(464,909)
4/11/2011	11,836,500 PEN	$4,164,116	$4,223,776	$(59,660)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(9,587,050)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	All or a portion of this security is held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,164,991,563.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$300,976,930	$ —	$ —	$300,976,930
International	39,084,370	110,512,284[1]	—	149,596,654
Debt Securities:
U.S. Treasury	—	170,356,876	—	170,356,876
Investment Fund	63,170,072	—	—	63,170,072
Bullion	29,330,779	—	—	29,330,779
Purchased Put Options/Short Exposure	26,919,000	—	—	26,919,000
Exchange-Traded Fund	20,054,250	—	—	20,054,250
Mutual Funds	380,387,862	—	—	380,387,862
TOTAL SECURITIES/BULLION	859,923,263	280,869,160	—	1,140,792,423
OTHER FINANCIAL INSTRUMENTS*	$(178,540,550)	$(9,587,050)	$ —	$(188,127,600)
1	Includes $34,460,402 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for post-market-close activity.
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

Annual Shareholder Report

18

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— Great Britain Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
SPDR	— Standard & Poor's Depository Receipts
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
19

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities/bullion, at value, including $339,943,362 of an investment in an affiliated issuer (Note 5) (identified cost $1,109,398,320)		$1,140,792,423
Cash denominated in foreign currencies (identified cost $1,079)		1,079
Deposit at broker for short sales		175,009,746
Receivable for foreign exchange contracts		30,894,145
Receivable for investments sold		9,181,638
Receivable for shares sold		1,946,902
Income receivable		1,303,283
TOTAL ASSETS		1,359,129,216
Liabilities:
Securities sold short, at value (proceeds $161,948,356)	$176,173,380
Payable for foreign exchange contracts	40,481,195
Payable for shares redeemed	7,226,817
Payable for investments purchased	5,166,634
Payable for daily variation margin	253,278
Payable for shareholder services fee (Note 5)	471,329
Payable for distribution services fee (Note 5)	306,127
Accrued expenses	549,532
TOTAL LIABILITIES		230,628,292
Net assets for 112,268,712 shares outstanding		$1,128,500,924
Net Assets Consist of:
Paid-in capital		$1,538,789,731
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(180,174)
Accumulated net realized loss on investments, short sales, future contracts, written options and foreign currency translations		(425,397,679)
Undistributed net investment income		15,289,046
TOTAL NET ASSETS		$1,128,500,924
Annual Shareholder Report
20

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($464,883,529 ÷ 46,043,411 shares outstanding), no par value, unlimited shares authorized	$10.10
Offering price per share (100/94.50 of $10.10)	$10.69
Redemption proceeds per share	$10.10
Class B Shares:
Net asset value per share ($103,482,777 ÷ 10,354,109 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (94.50/100 of $9.99)	$9.44
Class C Shares:
Net asset value per share ($365,432,702 ÷ 36,695,080 shares outstanding), no par value, unlimited shares authorized	$9.96
Offering price per share	$9.96
Redemption proceeds per share (99.00/100 of $9.96)	$9.86
Institutional Shares:
Net asset value per share ($194,701,916 ÷ 19,176,112 shares outstanding), no par value, unlimited shares authorized	$10.15
Offering price per share	$10.15
Redemption proceeds per share	$10.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
21

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $523,071 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $824,155)		$13,024,784
Interest		15,612,003
TOTAL INCOME		28,636,787
Expenses:
Investment adviser fee (Note 5)	$10,119,456
Administrative personnel and services fee (Note 5)	1,052,772
Custodian fees	380,405
Transfer and dividend disbursing agent fees and expenses	2,001,248
Directors'/Trustees' fees	4,964
Auditing fees	33,000
Legal fees	48,735
Portfolio accounting fees	209,060
Distribution services fee — Class B Shares (Note 5)	997,384
Distribution services fee — Class C Shares (Note 5)	3,207,243
Shareholder services fee — Class A Shares (Note 5)	1,654,574
Shareholder services fee — Class B Shares (Note 5)	332,461
Shareholder services fee — Class C Shares (Note 5)	1,068,794
Account administration fee — Class A Shares	950
Account administration fee — Class C Shares	287
Share registration costs	106,559
Printing and postage	137,152
Insurance premiums	7,191
Dividends and other expenses related to short sales	8,602,315
Miscellaneous	5,145
TOTAL EXPENSES	29,969,695
Annual Shareholder Report
22

Statement of Operations — continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(656,008)
Waiver of administrative personnel and services fee (Note 5)	(25,984)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(13,530)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		$(695,522)
Net expenses			$29,274,173
Net investment income (loss)			(637,386)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			153,740,870
Net realized loss on short sales			(265,596,894)
Net realized gain on futures contracts			24,586,425
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(77,056,494)
Net change in unrealized depreciation of short sales			58,715,263
Net change in unrealized depreciation of futures contracts			(701,002)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(106,311,832)
Change in net assets resulting from operations			$(106,949,218)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
23

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(637,386)	$26,371,015
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(87,269,599)	(273,841,447)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	(19,042,233)	392,155,128
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(106,949,218)	144,684,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,918,620)	(28,826,874)
Class B Shares	(2,725,757)	(7,577,356)
Class C Shares	(8,716,171)	(17,195,671)
Institutional Shares	(1,987,024)	(346,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,347,572)	(53,946,079)
Share Transactions:
Proceeds from sale of shares	518,602,364	671,401,676
Net asset value of shares issued to shareholders in payment of distributions declared	24,699,463	41,230,658
Cost of shares redeemed	(848,761,595)	(601,415,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(305,459,768)	111,216,612
Change in net assets	(444,756,558)	201,955,229
Net Assets:
Beginning of period	1,573,257,482	1,371,302,253
End of period (including undistributed net investment income of $15,289,046 and $30,757,310, respectively)	$1,128,500,924	$1,573,257,482

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
24

Notes to Financial Statements

October 31, 2010

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

25

conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. For the year ended October 31, 2010, the Fund had a net realized loss on short sales of $265,596,894.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of October 31, 2010, the Fund had no written options.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$30,894,145	Payable for foreign exchange contracts	$40,481,195
Equity contracts	Total investments in securities, at value	26,919,000	Payable for daily variation margin	2,367,170*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$57,813,145		$42,848,365
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$332,843	$332,843
Equity contracts	$24,586,425	$(8,205,999)	—	$16,380,426
TOTAL	$24,586,425	$(8,205,999)	$332,843	$16,713,269
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$(4,331,465)	$(4,331,465)
Equity contracts	$(701,002)	$(19,415,950)	—	$(20,116,952)
TOTAL	$(701,002)	$(19,415,950)	$(4,331,465)	$(24,448,417)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Annual Shareholder Report

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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,661,859	$235,731,233	39,339,133	$430,108,951
Shares issued to shareholders in payment of distributions declared	1,408,803	14,397,970	2,234,350	23,054,476
Shares redeemed	(53,394,984)	(547,279,322)	(36,513,444)	(383,301,698)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,324,322)	$(297,150,119)	5,060,039	$69,861,729
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	915,600	$9,462,663	1,323,482	$14,216,697
Shares issued to shareholders in payment of distributions declared	221,406	2,253,915	608,550	6,238,153
Shares redeemed	(5,935,586)	(60,848,280)	(6,138,694)	(64,447,604)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,798,580)	$(49,131,702)	(4,206,662)	$(43,992,754)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,265,270	$75,187,335	12,963,665	$140,108,028
Shares issued to shareholders in payment of distributions declared	608,948	6,180,821	1,145,371	11,710,051
Shares redeemed	(15,810,851)	(161,262,868)	(13,205,369)	(137,704,151)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(7,936,633)	$(79,894,712)	903,667	$14,113,928
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Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,364,412	$198,221,133	8,090,710	$86,968,000
Shares issued to shareholders in payment of distributions declared	181,945	1,866,757	21,684	227,978
Shares redeemed	(7,680,734)	(79,371,125)	(1,438,538)	(15,962,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,865,623	$120,716,765	6,673,856	$71,233,709
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,193,912)	$(305,459,768)	8,430,900	$111,216,612

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities, dividends paid on short positions and partnership adjustments.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$17,516,694	$(17,516,694)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$32,347,572	$53,946,079

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$29,662,459
Net unrealized depreciation	$(44,989,562)
Capital loss carryforwards	$(394,961,704)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies and discount accretion/premium amortization on debt securities.

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At October 31, 2010, the cost of investments for federal tax purposes was $1,164,991,563. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $24,199,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,674,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,873,777.

At October 31, 2010, the Fund had a capital loss carryforward of $394,961,704 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572
2018	$111,051,824

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $406,487 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2010, the Sub-Adviser earned a fee of $1,349,456.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,984 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $799,950 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $272,331 in sales charges from the sale of Class A Shares. FSC also retained $9,494 of contingent deferred sales charges relating to redemptions of Class A Shares and $24,549 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,513 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $249,521. Transactions with the affiliated company during the year ended October 31, 2010were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	154,018,981	1,711,577,243	1,525,652,862	339,943,362	$339,943,362	$523,071

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $13,530 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$1,053,311,630
Sales	$1,326,629,397
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8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Federal Tax Information (unaudited)

For the fiscal year ended October 31, 2010, 28.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 8.90% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Market Opportunity fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Annual Shareholder Report

46

considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

47

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172453

37774 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$26.77	$24.05	$45.41	$36.12	$31.85
Income From Investment Operations:
Net investment income (loss)	0.01[1]	0.09[1]	(0.00)[1,2]	(0.12)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.68	2.61	(17.11)	9.41	4.36
TOTAL FROM INVESTMENT OPERATIONS	5.69	2.70	(17.11)	9.29	4.27
Less Distributions:
Distributions from net investment income	(0.08)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—
TOTAL DISTRIBUTIONS	(0.08)	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—
Net Asset Value, End of Period	$32.38	$26.77	$24.05	$45.41	$36.12
Total Return[4]	21.30%	11.31%[3]	(41.21)%	25.72%	13.41%
Ratios to Average Net Assets:
Net expenses[5]	0.99%[6]	0.99%[6]	0.99%[6]	0.98%[6]	0.99%[6]
Net investment income (loss)	0.04%	0.37%	(0.00)%[7]	(0.29)%	(0.25)%
Expense waiver/reimbursement[8]	0.38%	0.45%	0.32%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$283,387	$298,431	$293,777	$544,647	$492,751
Portfolio turnover	265%	207%	215%	118%	115%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8)
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.96%, 0.98%, 0.98% and 0.99% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.46	$21.23	$40.89	$32.77	$29.13
Income From Investment Operations:
Net investment income (loss)	(0.19)[1]	(0.06)[1]	(0.24)[1]	(0.38)[1]	(0.34)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.97	2.27	(15.17)	8.50	3.98
TOTAL FROM INVESTMENT OPERATIONS	4.78	2.21	(15.41)	8.12	3.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$28.24	$23.46	$21.23	$40.89	$32.77
Total Return[3]	20.38%	10.50%[2]	(41.65)%	24.78%	12.50%
Ratios to Average Net Assets:
Net expenses[4]	1.74%[5]	1.73%[5]	1.74%[5]	1.74%[5]	1.79%[5]
Net investment income (loss)	(0.73)%	(0.28)%	(0.75)%	(1.05)%	(1.05)%
Expense waiver/reimbursement[6]	0.46%	0.52%	0.39%	0.34%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,344	$11,669	$21,592	$76,376	$92,883
Portfolio turnover	265%	207%	215%	118%	115%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.14% on the total return. (See Notes to Financial Statements, Note 8)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.73%, 1.69%, 1.73%, 1.74% and 1.78% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.72	$21.47	$41.29	$33.10	$29.41
Income From Investment Operations:
Net investment income (loss)	(0.19)[1]	(0.08)[1]	(0.24)[1]	(0.39)[1]	(0.33)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.02	2.31	(15.33)	8.58	4.02
TOTAL FROM INVESTMENT OPERATIONS	4.83	2.23	(15.57)	8.19	3.69
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$28.55	$23.72	$21.47	$41.29	$33.10
Total Return[3]	20.36%	10.48%[2]	(41.64)%	24.74%	12.55%
Ratios to Average Net Assets:
Net expenses[4]	1.74%[5]	1.74%[5]	1.74%[5]	1.74%[5]	1.77%[5]
Net investment income (loss)	(0.71)%	(0.36)%	(0.75)%	(1.04)%	(1.03)%
Expense waiver/reimbursement[6]	0.42%	0.49%	0.35%	0.29%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,060	$11,880	$13,227	$27,366	$29,341
Portfolio turnover	265%	207%	215%	118%	115%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 8)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.73%, 1.71%, 1.73%, 1.73% and 1.77% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
3

Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended 10/31/2007[1]
	2010	2009	2008
Net Asset Value, Beginning of Period	$26.54	$23.97	$45.41	$37.77
Income From Investment Operations:
Net investment income (loss)	(0.13)[2]	(0.06)[2]	(0.18)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.63	2.63	(17.01)	7.80
TOTAL FROM INVESTMENT OPERATIONS	5.50	2.57	(17.19)	7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—
Net Asset Value, End of Period	$32.04	$26.54	$23.97	$45.41
Total Return[3]	20.72%	10.72%	(41.40)%	20.23%
Ratios to Average Net Assets:
Net expenses[4]	1.49%[5]	1.49%[5]	1.49%[5]	1.47%[5,6]
Net investment income (loss)	(0.44)%	(0.26)%	(0.51)%	(0.81)%[6]
Expense waiver/reimbursement[7]	0.31%	0.37%	0.30%	0.26%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$610	$461	$150	$0[8]
Portfolio turnover	265%	207%	215%	118%[9]

1	Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48%, 1.46%, 1.47% and 1.46% for the years ended October 31, 2010, 2009 and 2008, and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,018.60	$5.04
Class B Shares	$1,000	$1,014.40	$8.83
Class C Shares	$1,000	$1,014.20	$8.83
Class K Shares	$1,000	$1,015.90	$7.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$5.04
Class B Shares	$1,000	$1,016.43	$8.84
Class C Shares	$1,000	$1,016.43	$8.84
Class K Shares	$1,000	$1,017.69	$7.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Class K Shares	1.49%
Annual Shareholder Report
6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended October 31, 2010, was 21.30% for the Class A Shares, 20.38% for the Class B Shares, 20.36% for the Class C Shares and 20.72% for the Class K Shares. The total return of the Russell Midcap® Growth Index (RMCGI),1 a broad-based securities market index, was 28.03% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMCGI.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

Mid-cap growth stocks, as measured by the RMCGI, had a strong 12-month period. Mid-cap growth stocks outpaced mid-cap value stocks by 54 basis points and also outperformed the Standard & Poor's 500 Index2 by 1,151 basis points over the 12-month reporting period.

The biggest investment issues in the period were the sharp decline in global economic activity brought about by collapsing real estate prices and the strong rebound in equity markets after unprecedented fiscal and monetary stimuli.

1	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.
2	S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

7

FUND PERFORMANCE

While beating half of its peers on a long-term basis (10 years) the Fund underperformed its benchmark RMCGI by 673 basis points, and ranked in the 84th percentile out of the 765 Funds in the Mid-Cap Growth Peer Group of Morningstar3 and in the 51st percentile out of the 421 Funds in the Lipper Multi-Cap Growth Funds Category for the one-year period ending October 31, 2010.4

While volatile, equity market performance during the fiscal year was dominated by the market's preference for high beta, small capitalization, lower quality stocks, which was contrary to the Fund's investment strategy and detracted from the Fund's performance relative to its benchmark. The Telecomm Services, Consumer Discretionary and Information Technology sectors provided the highest market returns during the fiscal year.

The Fund's performance relative to its benchmark was aided by its stock selection in the Energy and Materials sector, and by an underweight position, relative to its benchmark, in the Financials sector. Positive individual contributors to Fund performance were Cliffs Natural Resources, Stillwater Mining, Lubrizol Corp., Cognizant Technology Solutions Corp. and Coach Inc.

The Fund's overall underperformance relative to its benchmark resulted primarily from stock selection in Consumer Discretionary, Industrials and Health Care (where the Fund's positions in biotech stocks were negative contributors). Specific holdings that detracted from Fund performance included Cobalt International Energy Inc., JCPenney Company, Inc. and RF Micro Devices Inc.

3	Morningstar Category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings over the past three years. For the period ending October 31, 2010, the Fund ranked in the 72nd percentile out of 600 funds and in the 68th percentile out of 367 funds for the five- and ten-year periods, respectively. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
4	For the period ending October 31, 2010, the Fund ranked 183 out of 297 funds and 94 out of 197 funds for the five- and ten-year periods, respectively. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
Annual Shareholder Report

8

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class A Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Multi-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	14.62%
5 Years	1.35%
10 Years	-1.04%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

9

GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class B Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Multi-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	14.88%
5 Years	1.36%
10 Years	-1.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

10

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class C Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Multi-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	19.36%
5 Years	1.73%
10 Years	-1.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

11

GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES1

The graph below illustrates the hypothetical investment of $10,0002 from October 31, 2000 to October 31, 2010, compared to the Russell Midcap Growth Index (RMCGI),3 and the Lipper Multi-Cap Growth Funds Average (LMCGFA).3

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	20.72%
5 Years	2.06%
10 Years	-0.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Class K Shares of the Fund commenced operations on December 12, 2006. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to commencement of operations of Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares.
2	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
3	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report
12

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector	Percentage of Net Assets
Information Technology	24.6%
Consumer Discretionary	21.2%
Industrials	13.7%
Materials	11.5%
Health Care	9.9%
Energy	6.6%
Consumer Staples	5.6%
Financials	4.2%
Telecommunication Services	1.4%
Utilities	0.3%
Securities Lending Collateral[2]	9.7%
Other Assets and Liabilities — Net[3]	(8.7)%
TOTAL	100.0%

1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

13

Portfolio of Investments

October 31, 2010

Shares or Principal Amount			Value
		COMMON STOCKS – 99.0%
		Consumer Discretionary – 21.2%
69,500	[1]	Big Lots, Inc.	2,180,215
86,900		Coach, Inc.	4,345,000
84,200	[1]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	2,488,952
41,300	[1]	Deckers Outdoor Corp.	2,399,530
89,400	[1]	Dick's Sporting Goods, Inc.	2,576,508
59,000	[1]	Dollar Tree, Inc.	3,027,290
46,300	[1]	Fossil, Inc.	2,731,237
1,595,766	[1]	Genting Singapore PLC	2,672,513
18,000		Hyundai Motor Co.	2,724,511
91,700		Jarden Corp.	2,939,902
92,800	[1]	Jo-Ann Stores, Inc.	4,013,600
103,510	[1,2]	Liberty Global, Inc., Class A	3,911,643
806,300	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	5,055,501
10,600	[1]	NetFlix, Inc.	1,839,100
20,400		Nike, Inc., Class B	1,661,376
45,900	[1]	O'Reilly Automotive, Inc.	2,685,150
365,438		PDG Realty SA	4,571,467
28,400	[1]	Panera Bread Co.	2,542,084
73,500		PetSmart, Inc.	2,751,105
6,000	[1]	Priceline.com, Inc.	2,260,860
38,600		Stanley Black & Decker, Inc.	2,392,042
53,300		Target Corp.	2,768,402
160,300	[1]	Texas Roadhouse, Inc.	2,462,208
84,900		Tractor Supply Co.	3,362,040
2,042,000	[1]	Trinity Ltd.	2,060,699
		TOTAL	72,422,935
		Consumer Staples – 5.6%
172,500	[1,2]	BRF-Brasil Foods SA, ADR	2,523,675
136,220	[1,2]	China New Borun Corp., ADR	1,992,898
67,900		Herbalife Ltd.	4,336,094
82,500		Mead Johnson Nutrition Co.	4,852,650
55,800		Natura Cosmeticos SA	1,598,224
64,000		Nu Skin Enterprises, Inc., Class A	1,958,400
Annual Shareholder Report
14

Shares or Principal Amount			Value
2,066,000		Want Want China Holdings Ltd.	1,908,523
		TOTAL	19,170,464
		Energy – 6.6%
88,700	[1]	Complete Production Services, Inc.	2,078,241
30,300	[1]	FMC Technologies, Inc.	2,184,630
105,900		Halliburton Co.	3,373,974
305,700	[1]	Paramount Resources Ltd.	6,135,581
42,400		Peabody Energy Corp.	2,242,960
113,100		Petrofac Ltd.	2,653,456
60,400	[1]	Transocean Ltd.	3,826,944
		TOTAL	22,495,786
		Financials – 4.2%
34,900		Aflac, Inc.	1,950,561
77,800		Apartment Investment & Management Co., Class A	1,813,518
32,800	[1]	Arch Capital Group Ltd.	2,833,592
55,600		Capital One Financial Corp.	2,072,212
180,500		Discover Financial Services	3,185,825
48,729		Reinsurance Group of America	2,439,861
		TOTAL	14,295,569
		Health Care – 9.9%
57,400		Allergan, Inc.	4,156,334
32,600	[1,2]	Amerigroup Corp.	1,360,398
180,900	[1]	Arthrocare Corp.	4,934,952
50,500	[1]	BioMarin Pharmaceutical, Inc.	1,321,080
54,500	[1]	Community Health Systems, Inc.	1,639,360
88,900	[1]	Cubist Pharmaceuticals, Inc.	2,069,592
62,800	[1]	Humana, Inc.	3,660,612
120,100	[1,2]	Incyte Genomics, Inc.	2,000,866
56,500		Medicis Pharmaceutical Corp., Class A	1,680,875
60,100	[1]	Par Pharmaceutical Cos., Inc.	1,953,851
77,900		Shire Ltd., ADR	5,460,790
166,500	[1]	Vivus, Inc.	1,288,710
84,800	[1]	Warner Chilcott PLC	2,038,592
		TOTAL	33,566,012
		Industrials – 13.7%
34,700	[1]	Alaska Air Group, Inc.	1,832,160
66,600		Applied Industrial Technologies, Inc.	2,025,306
Annual Shareholder Report
15

Shares or Principal Amount			Value
1,429,631		Ashok Leyland	2,453,874
53,200		Crane Co.	2,035,432
35,200	[1]	Esterline Technologies Corp.	2,127,488
68,300	[1]	Genesee & Wyoming, Inc., Class A	3,157,509
110,800	[1]	Hexcel Corp.	1,968,916
64,800		Joy Global, Inc.	4,597,560
35,000	[2]	Nordson Corp.	2,730,700
16,800		Precision Castparts Corp.	2,294,544
56,100	[2]	Snap-On, Inc.	2,861,100
74,300		Timken Co.	3,077,506
62,900	[2]	Toro Co.	3,570,204
34,400	[1]	TransDigm Group, Inc.	2,279,688
41,400	[2]	Triumph Group, Inc.	3,460,626
126,600	[1,2]	United Continental Holdings, Inc.	3,676,464
75,500		Watts Industries, Inc., Class A	2,655,335
		TOTAL	46,804,412
		Information Technology – 24.6%
188,900	[1]	Acxiom Corp.	3,315,195
46,400	[1]	Akamai Technologies, Inc.	2,397,488
68,700		Altera Corp.	2,144,127
70,900	[1]	BMC Software, Inc.	3,223,114
44,800	[1]	Baidu.com, Inc., ADR	4,928,448
66,700		Broadcom Corp.	2,717,358
120,000		CA, Inc.	2,785,200
36,500	[1]	Citrix Systems, Inc.	2,338,555
57,400	[1]	Cognizant Technology Solutions Corp.	3,741,906
36,800	[1]	Dolby Laboratories, Class A	2,269,824
113,900	[1,2]	Gartner Group, Inc., Class A	3,609,491
71,700	[1]	Intuit, Inc.	3,441,600
71,700	[1]	Lexmark International Group, Class A	2,726,751
67,600	[1,2]	Longtop Financial Technologies Ltd., ADR	2,456,584
69,600	[1]	MICROS Systems Corp.	3,159,144
113,900	[1]	Marvell Technology Group Ltd.	2,199,409
85,200	[1]	NetApp, Inc.	4,536,900
68,500	[1]	Omnivision Technologies, Inc.	1,858,405
71,500	[1]	Red Hat, Inc.	3,021,590
174,600		Redecard SA	2,259,131
Annual Shareholder Report
16

Shares or Principal Amount			Value
23,822	[1]	Rovi Corp.	1,206,584
98,700	[1]	SINA.com	5,556,810
18,300	[1]	Salesforce.com, Inc.	2,124,081
109,400	[1]	Skyworks Solutions, Inc.	2,506,354
54,800	[1,2]	Sohu.com, Inc.	4,082,600
41,500	[1]	Tech Data Corp.	1,784,085
130,600	[1,2]	Verifone Systems, Inc.	4,418,198
266,500		Xerox Corp.	3,118,050
		TOTAL	83,926,982
		Materials – 11.5%
62,700		Albemarle Corp.	3,143,151
19,700		CF Industries Holdings, Inc.	2,413,841
1,718,000		China Bluechemical Ltd.	1,360,712
38,362		Coal India Ltd.	211,563
107,100		Eldorado Gold Corp. Ltd.	1,813,528
94,823	[1]	Ivanhoe Mines Ltd.	2,282,390
25,700		Lubrizol Corp.	2,633,993
123,173	[1]	LyondellBasell Industries NV	3,312,122
1,775,850	[1]	Mongolian Mining Corp.	1,913,027
32,600		Mosaic Co./The	2,385,016
99,600		Nalco Holding Co.	2,806,728
584,200	[1,2]	Stillwater Mining Co.	10,398,760
93,200		Vale SA, ADR	2,995,448
156,300		Yamana Gold, Inc.	1,717,737
		TOTAL	39,388,016
		Telecommunication Services – 1.4%
217,158	[1]	MetroPCS Communications, Inc.	2,260,615
628,000	[1]	Sprint Nextel Corp.	2,587,360
		TOTAL	4,847,975
		Utilities – 0.3%
21,300		NICOR, Inc.	1,014,519
		TOTAL COMMON STOCKS (IDENTIFIED COST $289,327,044)	337,932,670
Annual Shareholder Report
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Shares or Principal Amount			Value
		Repurchase Agreement – 9.7%
$32,985,000	[3]	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	32,985,000
		TOTAL INVESTMENTS — 108.7% (IDENTIFIED COST $322,312,044)[4]	370,917,670
		OTHER ASSETS AND LIABILITIES - NET — (8.7)%[5]	(29,808,642)
		TOTAL NET ASSETS — 100%	$341,109,028

At October 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Purchased:
11/1/2010	8,285,867 Hong Kong Dollars	$1,069,061	$(90)

Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of this security is held as collateral for securities lending.
4	The cost of investments for federal tax purposes amounts to $323,643,841.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$249,872,265	$ —	$ —	$249,872,265
International	72,226,117	15,834,288	—	88,060,405
Repurchase Agreement	—	32,985,000	—	32,985,000
TOTAL SECURITIES	$322,098,382	$48,819,288	$ —	$370,917,670
OTHER FINANCIAL INSTRUMENTS*	$(90)	$ —	$ —	$(90)
*	Other financial instruments include a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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19

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $32,484,985 of securities loaned (identified cost $322,312,044)		$370,917,670
Cash denominated in foreign currencies (identified cost $4,972,562)		4,963,606
Income receivable		64,765
Receivable for investments sold		9,446,053
Receivable for shares sold		115,817
TOTAL ASSETS		385,507,911
Liabilities:
Payable for investments purchased	$9,972,339
Payable for shares redeemed	978,621
Payable for foreign exchange contracts	90
Bank overdraft	194,060
Payable for collateral due to broker for securities lending	32,985,000
Payable for capital gains taxes withheld	3,654
Payable for distribution services fee (Note 5)	12,367
Payable for shareholder services fee (Note 5)	147,716
Accrued expenses	105,036
TOTAL LIABILITIES		44,398,883
Net assets for 10,616,836 shares outstanding		$341,109,028
Net Assets Consist of:
Paid-in capital		$363,733,709
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		48,596,720
Accumulated net realized loss on investments and foreign currency transactions		(71,221,401)
TOTAL NET ASSETS		$341,109,028
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($283,386,682 ÷ 8,752,604 shares outstanding), no par value, unlimited shares authorized	$32.38
Offering price per share (100/94.50 of $32.38)	$34.26
Redemption proceeds per share	$32.38
Class B Shares:
Net asset value per share ($8,343,865 ÷ 295,439 shares outstanding), no par value, unlimited shares authorized	$28.24
Offering price per share	$28.24
Redemption proceeds per share (94.50/100 of $28.24)	$26.69
Class C Shares:
Net asset value per share ($11,060,173 ÷ 387,333 shares outstanding), no par value, unlimited shares authorized	$28.55
Offering price per share	$28.55
Redemption proceeds per share (99.00/100 of $28.55)	$28.26
Class K Shares:
Net asset value per share ($609,534 ÷ 19,026 shares outstanding), no par value, unlimited shares authorized	$32.04
Offering price per share	$32.04
Redemption proceeds per share	$32.04
Institutional Shares:
Net asset value per share ($37,708,774 ÷ 1,162,434 shares outstanding), no par value, unlimited shares authorized	$32.44
Offering price per share	$32.44
Redemption proceeds per share	$32.44

See Notes which are an integral part of the Financial Statements

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21

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $18,092 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,418)		$3,456,574
Interest received from securities loaned		47,894
TOTAL INCOME		3,504,468
Expenses:
Investment adviser fee (Note 5)	$2,552,547
Administrative personnel and services fee (Note 5)	300,248
Custodian fees	28,729
Transfer and dividend disbursing agent fees and expenses — Class A Shares	543,976
Transfer and dividend disbursing agent fees and expenses — Class B Shares	24,631
Transfer and dividend disbursing agent fees and expenses — Class C Shares	24,875
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,906
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	28,296
Directors'/Trustees' fees	444
Auditing fees	23,048
Legal fees	6,483
Portfolio accounting fees	121,475
Distribution services fee — Class B Shares (Note 5)	73,292
Distribution services fee — Class C Shares (Note 5)	85,833
Distribution services fee — Class K Shares (Note 5)	2,699
Shareholder services fee — Class A Shares (Note 5)	681,863
Shareholder services fee — Class B Shares (Note 5)	24,430
Shareholder services fee — Class C Shares (Note 5)	27,434
Account administration fee — Class A Shares	22,815
Account administration fee — Class C Shares	1,177
Share registration costs	75,954
Printing and postage	71,279
Insurance premiums	4,966
Miscellaneous	8,647
TOTAL EXPENSES	4,737,047
Annual Shareholder Report
22

Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(970,137)
Waiver of administrative personnel and services fee (Note 5)	(41,249)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(800)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(206,971)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(14,148)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(12,847)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(6,384)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(46,995)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,299,531)
Net expenses			$3,437,516
Net investment income			66,952
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $3,654)			50,795,889
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			13,614,723
Net realized and unrealized gain on investments and foreign currency transactions			64,410,612
Change in net assets resulting from operations			$64,477,564

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,952	$967,497
Net realized gain (loss) on investments and foreign currency transactions	50,795,889	(48,535,056)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	13,614,723	78,910,528
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,477,564	31,342,969
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(923,724)	—
Share Transactions:
Proceeds from sale of shares	63,014,617	36,250,249
Net asset value of shares issued to shareholders in payment of distributions declared	811,126	—
Cost of shares redeemed	(108,711,084)	(74,166,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,885,341)	(37,916,478)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	267,507
CHANGE IN NET ASSETS	18,668,499	(6,306,002)
Net Assets:
Beginning of period	322,440,529	328,746,531
End of period (including undistributed net investment income of $0 and $921,892, respectively)	$341,109,028	$322,440,529

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is appreciation of capital.

The Fund commenced offering Institutional Shares on January 29, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report

25

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Payable for foreign exchange contracts	$90

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(203)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(90)

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$32,484,985	$32,985,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	691,848	$20,423,526	1,397,467	$33,045,630
Shares issued to shareholders in payment of distributions declared	27,255	811,126	—	—
Shares redeemed	(3,115,445)	(92,946,615)	(2,461,333)	(58,201,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,396,342)	$(71,711,963)	(1,063,866)	$(25,155,808)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,369	$480,666	57,136	$1,200,561
Shares redeemed	(220,354)	(5,653,957)	(576,602)	(11,890,001)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(201,985)	$(5,173,291)	(519,466)	$(10,689,440)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	30,551	$811,539	79,487	$1,664,287
Shares redeemed	(144,146)	(3,769,825)	(194,536)	(3,989,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(113,595)	$(2,958,286)	(115,049)	$(2,325,012)
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,423	$188,978	14,774	$339,771
Shares redeemed	(4,781)	(142,213)	(3,666)	(85,989)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,642	$46,765	11,108	$253,782
Annual Shareholder Report
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	Period Ended 10/31/2010[1]		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,363,578	$41,109,908	—	$ —
Shares redeemed	(201,144)	(6,198,474)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,162,434	$34,911,434	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,547,846)	$(44,885,341)	(1,687,273)	$(37,916,478)
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for foreign currency transactions, partnership adjustments and net operating loss.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(303,586)	$(65,120)	$368,706

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$923,724	$ —

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$47,261,270
Capital loss carryforwards	$(69,885,951)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnership adjustments and the deferral of losses on wash sales.

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31

At October 31, 2010, the cost of investments for federal tax purposes was $323,643,841. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $47,273,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,474,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,201,043.

At October 31, 2010, the Fund had a capital loss carryforward of $69,885,951 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$661,947
2017	$69,224,004

The Fund used capital loss carryforwards of $41,898,367 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser waived $944,489 of its fee. In addition, an affiliate of the Adviser reimbursed $240,350 of transfer and dividend disbursing agent fees and expenses.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. The Adviser fee waived as a result of this settlement is included in the $944,489 mentioned in the previous paragraph.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $41,249 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $5,944 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $5,295 in sales charges from the sale of Class A Shares. FSC also retained $311 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $15,129 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $800 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), Annual Shareholder Report

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respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. The Adviser previously agreed to maintain the management fee at 0.4975% for the period ending December 31, 2010, and this obligation will expire on that date. Accordingly, the management fee waivers will be reduced and the management fee of the Fund will increase after December 31, 2010, subject to the Fee Limit for each Class of Shares reflected above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $25,648. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	28,638,066	346,374,180	375,012,246	—	$ —	$18,092

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,504,009 and $3,516,639, respectively.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $46,995 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$866,132,264
Sales	$909,536,700
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8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $267,507 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 99.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 99.8% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Mid cap growth strategies fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid Cap Growth Strategies Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid Cap Growth Strategies Fund as of October 31, 2010 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Mid Cap Growth Strategies Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Annual Shareholder Report

45

the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

46

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
47

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
48

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529

G01228-08 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended October 31	2010[1]
Net Asset Value, Beginning of Period	$28.18
Income From Investment Operations:
Net investment income	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	4.16
TOTAL FROM INVESTMENT OPERATIONS	4.26
Net Asset Value, End of Period	$32.44
Total Return[3]	15.12%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5,6]
Net investment income	0.43%[5]
Expense waiver/reimbursement[7]	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,709
Portfolio turnover	265%[8]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.73% for the period ended October 31, 2010, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,019.50	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended October 31, 2010, was 21.47% for the Institutional Shares.1 The total return of the Russell Midcap® Growth Index (RMCGI),2 a broad-based securities market index, was 28.03% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMCGI.

MARKET OVERVIEW

Mid-cap growth stocks, as measured by the RMCGI, had a strong 12-month period. Mid-cap growth stocks outpaced mid-cap value stocks by 54 basis points and also outperformed the Standard & Poor's 500 Index3 by 1,151 basis points over the 12-month reporting period.

The biggest investment issues in the period were the sharp decline in global economic activity brought about by collapsing real estate prices and the strong rebound in equity markets after unprecedented fiscal and monetary stimuli.

1	For the period prior to the Institutional Shares' inception, performance shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the class A Shares has been adjusted to remove any voluntary waiver of Fund Expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
2	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.
3	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

3

FUND PERFORMANCE

While beating half of its peers on a long-term basis (10 years) the Fund underperformed its benchmark RMCGI by 673 basis points, and ranked in the 84th percentile out of the 765 funds in the Mid Cap Growth Peer Group of Morningstar4 and in the 51st percentile out of the 421 Funds in the Lipper Multi-Cap Growth Funds Category for the one-year period ending October 31, 2010.5

While volatile, equity market performance during the fiscal year was dominated by the market's preference for high beta, small capitalization, lower quality stocks, which was contrary to the Fund's investment strategy and detracted from the Fund's performance relative to its benchmark. The Telecomm Services, Consumer Discretionary and Information Technology sectors provided the highest market returns during the fiscal year.

The Fund's performance relative to its benchmark was aided by its stock selection in the Energy and Materials sector, and by an underweight position, relative to its benchmark, in the Financials sector. Positive individual contributors to Fund performance were Cliffs Natural Resources, Stillwater Mining, Lubrizol Corp., Cognizant Technology Solutions Corp. and Coach Inc.

The Fund's overall underperformance relative to its benchmark resulted primarily from stock selection in Consumer Discretionary, Industrials and Health Care (where the Fund's positions in biotech stocks were negative contributors). Specific holdings that detracted from Fund performance included Cobalt International Energy Inc., JCPenney Company, Inc. and RF Micro Devices Inc.

4	Morningstar Category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings over the past three years. Rankings are based on performance of the Class A Shares for periods prior to the Institutional Shares inception. For the period ending October 31, 2010, the Fund ranked in the 71st percentile out of 600 funds and in the 68th percentile out of 367 funds for the five- and ten-year periods, respectively. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
5	For the year ending October 31, 2010, the Fund ranked 183 out of 297 funds and 94 out of 198 funds for the five- and ten-year periods, respectively. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
Annual Shareholder Report

4

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on January 29, 2010. For the period prior to commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Institutional Shares) (the “Fund”) from October 31, 2000 to October 31, 2010, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Multi-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	21.47%
5 Years	2.47%
10 Years	-0.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

5

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.

Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector	Percentage of Net Assets
Information Technology	24.6%
Consumer Discretionary	21.2%
Industrials	13.7%
Materials	11.5%
Health Care	9.9%
Energy	6.6%
Consumer Staples	5.6%
Financials	4.2%
Telecommunication Services	1.4%
Utilities	0.3%
Securities Lending Collateral[2]	9.7%
Other Assets and Liabilities — Net[3]	(8.7)%
TOTAL	100.0%

1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

7

Portfolio of Investments

October 31, 2010

Shares or Principal Amount			Value
		COMMON STOCKS – 99.0%
		Consumer Discretionary – 21.2%
69,500	[1]	Big Lots, Inc.	2,180,215
86,900		Coach, Inc.	4,345,000
84,200	[1]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	2,488,952
41,300	[1]	Deckers Outdoor Corp.	2,399,530
89,400	[1]	Dick's Sporting Goods, Inc.	2,576,508
59,000	[1]	Dollar Tree, Inc.	3,027,290
46,300	[1]	Fossil, Inc.	2,731,237
1,595,766	[1]	Genting Singapore PLC	2,672,513
18,000		Hyundai Motor Co.	2,724,511
91,700		Jarden Corp.	2,939,902
92,800	[1]	Jo-Ann Stores, Inc.	4,013,600
103,510	[1,2]	Liberty Global, Inc., Class A	3,911,643
806,300	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	5,055,501
10,600	[1]	NetFlix, Inc.	1,839,100
20,400		Nike, Inc., Class B	1,661,376
45,900	[1]	O'Reilly Automotive, Inc.	2,685,150
365,438		PDG Realty SA	4,571,467
28,400	[1]	Panera Bread Co.	2,542,084
73,500		PetSmart, Inc.	2,751,105
6,000	[1]	Priceline.com, Inc.	2,260,860
38,600		Stanley Black & Decker, Inc.	2,392,042
53,300		Target Corp.	2,768,402
160,300	[1]	Texas Roadhouse, Inc.	2,462,208
84,900		Tractor Supply Co.	3,362,040
2,042,000	[1]	Trinity Ltd.	2,060,699
		TOTAL	72,422,935
		Consumer Staples – 5.6%
172,500	[1,2]	BRF-Brasil Foods SA, ADR	2,523,675
136,220	[1,2]	China New Borun Corp., ADR	1,992,898
67,900		Herbalife Ltd.	4,336,094
82,500		Mead Johnson Nutrition Co.	4,852,650
55,800		Natura Cosmeticos SA	1,598,224
64,000		Nu Skin Enterprises, Inc., Class A	1,958,400
Annual Shareholder Report
8

Shares or Principal Amount			Value
2,066,000		Want Want China Holdings Ltd.	1,908,523
		TOTAL	19,170,464
		Energy – 6.6%
88,700	[1]	Complete Production Services, Inc.	2,078,241
30,300	[1]	FMC Technologies, Inc.	2,184,630
105,900		Halliburton Co.	3,373,974
305,700	[1]	Paramount Resources Ltd.	6,135,581
42,400		Peabody Energy Corp.	2,242,960
113,100		Petrofac Ltd.	2,653,456
60,400	[1]	Transocean Ltd.	3,826,944
		TOTAL	22,495,786
		Financials – 4.2%
34,900		Aflac, Inc.	1,950,561
77,800		Apartment Investment & Management Co., Class A	1,813,518
32,800	[1]	Arch Capital Group Ltd.	2,833,592
55,600		Capital One Financial Corp.	2,072,212
180,500		Discover Financial Services	3,185,825
48,729		Reinsurance Group of America	2,439,861
		TOTAL	14,295,569
		Health Care – 9.9%
57,400		Allergan, Inc.	4,156,334
32,600	[1,2]	Amerigroup Corp.	1,360,398
180,900	[1]	Arthrocare Corp.	4,934,952
50,500	[1]	BioMarin Pharmaceutical, Inc.	1,321,080
54,500	[1]	Community Health Systems, Inc.	1,639,360
88,900	[1]	Cubist Pharmaceuticals, Inc.	2,069,592
62,800	[1]	Humana, Inc.	3,660,612
120,100	[1,2]	Incyte Genomics, Inc.	2,000,866
56,500		Medicis Pharmaceutical Corp., Class A	1,680,875
60,100	[1]	Par Pharmaceutical Cos., Inc.	1,953,851
77,900		Shire Ltd., ADR	5,460,790
166,500	[1]	Vivus, Inc.	1,288,710
84,800	[1]	Warner Chilcott PLC	2,038,592
		TOTAL	33,566,012
		Industrials – 13.7%
34,700	[1]	Alaska Air Group, Inc.	1,832,160
66,600		Applied Industrial Technologies, Inc.	2,025,306
Annual Shareholder Report
9

Shares or Principal Amount			Value
1,429,631		Ashok Leyland	2,453,874
53,200		Crane Co.	2,035,432
35,200	[1]	Esterline Technologies Corp.	2,127,488
68,300	[1]	Genesee & Wyoming, Inc., Class A	3,157,509
110,800	[1]	Hexcel Corp.	1,968,916
64,800		Joy Global, Inc.	4,597,560
35,000	[2]	Nordson Corp.	2,730,700
16,800		Precision Castparts Corp.	2,294,544
56,100	[2]	Snap-On, Inc.	2,861,100
74,300		Timken Co.	3,077,506
62,900	[2]	Toro Co.	3,570,204
34,400	[1]	TransDigm Group, Inc.	2,279,688
41,400	[2]	Triumph Group, Inc.	3,460,626
126,600	[1,2]	United Continental Holdings, Inc.	3,676,464
75,500		Watts Industries, Inc., Class A	2,655,335
		TOTAL	46,804,412
		Information Technology – 24.6%
188,900	[1]	Acxiom Corp.	3,315,195
46,400	[1]	Akamai Technologies, Inc.	2,397,488
68,700		Altera Corp.	2,144,127
70,900	[1]	BMC Software, Inc.	3,223,114
44,800	[1]	Baidu.com, Inc., ADR	4,928,448
66,700		Broadcom Corp.	2,717,358
120,000		CA, Inc.	2,785,200
36,500	[1]	Citrix Systems, Inc.	2,338,555
57,400	[1]	Cognizant Technology Solutions Corp.	3,741,906
36,800	[1]	Dolby Laboratories, Class A	2,269,824
113,900	[1,2]	Gartner Group, Inc., Class A	3,609,491
71,700	[1]	Intuit, Inc.	3,441,600
71,700	[1]	Lexmark International Group, Class A	2,726,751
67,600	[1,2]	Longtop Financial Technologies Ltd., ADR	2,456,584
69,600	[1]	MICROS Systems Corp.	3,159,144
113,900	[1]	Marvell Technology Group Ltd.	2,199,409
85,200	[1]	NetApp, Inc.	4,536,900
68,500	[1]	Omnivision Technologies, Inc.	1,858,405
71,500	[1]	Red Hat, Inc.	3,021,590
174,600		Redecard SA	2,259,131
Annual Shareholder Report
10

Shares or Principal Amount			Value
23,822	[1]	Rovi Corp.	1,206,584
98,700	[1]	SINA.com	5,556,810
18,300	[1]	Salesforce.com, Inc.	2,124,081
109,400	[1]	Skyworks Solutions, Inc.	2,506,354
54,800	[1,2]	Sohu.com, Inc.	4,082,600
41,500	[1]	Tech Data Corp.	1,784,085
130,600	[1,2]	Verifone Systems, Inc.	4,418,198
266,500		Xerox Corp.	3,118,050
		TOTAL	83,926,982
		Materials – 11.5%
62,700		Albemarle Corp.	3,143,151
19,700		CF Industries Holdings, Inc.	2,413,841
1,718,000		China Bluechemical Ltd.	1,360,712
38,362		Coal India Ltd.	211,563
107,100		Eldorado Gold Corp. Ltd.	1,813,528
94,823	[1]	Ivanhoe Mines Ltd.	2,282,390
25,700		Lubrizol Corp.	2,633,993
123,173	[1]	LyondellBasell Industries NV	3,312,122
1,775,850	[1]	Mongolian Mining Corp.	1,913,027
32,600		Mosaic Co./The	2,385,016
99,600		Nalco Holding Co.	2,806,728
584,200	[1,2]	Stillwater Mining Co.	10,398,760
93,200		Vale SA, ADR	2,995,448
156,300		Yamana Gold, Inc.	1,717,737
		TOTAL	39,388,016
		Telecommunication Services – 1.4%
217,158	[1]	MetroPCS Communications, Inc.	2,260,615
628,000	[1]	Sprint Nextel Corp.	2,587,360
		TOTAL	4,847,975
		Utilities – 0.3%
21,300		NICOR, Inc.	1,014,519
		TOTAL COMMON STOCKS (IDENTIFIED COST $289,327,044)	337,932,670
Annual Shareholder Report
11

Shares or Principal Amount			Value
		Repurchase Agreement – 9.7%
$32,985,000	[3]	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	32,985,000
		TOTAL INVESTMENTS — 108.7% (IDENTIFIED COST $322,312,044)[4]	370,917,670
		OTHER ASSETS AND LIABILITIES - NET — (8.7)%[5]	(29,808,642)
		TOTAL NET ASSETS — 100%	$341,109,028

At October 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Purchased:
11/1/2010	8,285,867 Hong Kong Dollars	$1,069,061	$(90)

Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of this security is held as collateral for securities lending.
4	The cost of investments for federal tax purposes amounts to $323,643,841.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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12

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$249,872,265	$ —	$ —	$249,872,265
International	72,226,117	15,834,288	—	88,060,405
Repurchase Agreement	—	32,985,000	—	32,985,000
TOTAL SECURITIES	$322,098,382	$48,819,288	$ —	$370,917,670
OTHER FINANCIAL INSTRUMENTS*	$(90)	$ —	$ —	$(90)
*	Other financial instruments include a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $32,484,985 of securities loaned (identified cost $322,312,044)		$370,917,670
Cash denominated in foreign currencies (identified cost $4,972,562)		4,963,606
Income receivable		64,765
Receivable for investments sold		9,446,053
Receivable for shares sold		115,817
TOTAL ASSETS		385,507,911
Liabilities:
Payable for investments purchased	$9,972,339
Payable for shares redeemed	978,621
Payable for foreign exchange contracts	90
Bank overdraft	194,060
Payable for collateral due to broker for securities lending	32,985,000
Payable for capital gains taxes withheld	3,654
Payable for distribution services fee (Note 5)	12,367
Payable for shareholder services fee (Note 5)	147,716
Accrued expenses	105,036
TOTAL LIABILITIES		44,398,883
Net assets for 10,616,836 shares outstanding		$341,109,028
Net Assets Consist of:
Paid-in capital		$363,733,709
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		48,596,720
Accumulated net realized loss on investments and foreign currency transactions		(71,221,401)
TOTAL NET ASSETS		$341,109,028
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($283,386,682 ÷ 8,752,604 shares outstanding), no par value, unlimited shares authorized	$32.38
Offering price per share (100/94.50 of $32.38)	$34.26
Redemption proceeds per share	$32.38
Class B Shares:
Net asset value per share ($8,343,865 ÷ 295,439 shares outstanding), no par value, unlimited shares authorized	$28.24
Offering price per share	$28.24
Redemption proceeds per share (94.50/100 of $28.24)	$26.69
Class C Shares:
Net asset value per share ($11,060,173 ÷ 387,333 shares outstanding), no par value, unlimited shares authorized	$28.55
Offering price per share	$28.55
Redemption proceeds per share (99.00/100 of $28.55)	$28.26
Class K Shares:
Net asset value per share ($609,534 ÷ 19,026 shares outstanding), no par value, unlimited shares authorized	$32.04
Offering price per share	$32.04
Redemption proceeds per share	$32.04
Institutional Shares:
Net asset value per share ($37,708,774 ÷ 1,162,434 shares outstanding), no par value, unlimited shares authorized	$32.44
Offering price per share	$32.44
Redemption proceeds per share	$32.44

See Notes which are an integral part of the Financial Statements

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15

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $18,092 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,418)		$3,456,574
Interest received from securities loaned		47,894
TOTAL INCOME		3,504,468
Expenses:
Investment adviser fee (Note 5)	$2,552,547
Administrative personnel and services fee (Note 5)	300,248
Custodian fees	28,729
Transfer and dividend disbursing agent fees and expenses — Class A Shares	543,976
Transfer and dividend disbursing agent fees and expenses — Class B Shares	24,631
Transfer and dividend disbursing agent fees and expenses — Class C Shares	24,875
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,906
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	28,296
Directors'/Trustees' fees	444
Auditing fees	23,048
Legal fees	6,483
Portfolio accounting fees	121,475
Distribution services fee — Class B Shares (Note 5)	73,292
Distribution services fee — Class C Shares (Note 5)	85,833
Distribution services fee — Class K Shares (Note 5)	2,699
Shareholder services fee — Class A Shares (Note 5)	681,863
Shareholder services fee — Class B Shares (Note 5)	24,430
Shareholder services fee — Class C Shares (Note 5)	27,434
Account administration fee — Class A Shares	22,815
Account administration fee — Class C Shares	1,177
Share registration costs	75,954
Printing and postage	71,279
Insurance premiums	4,966
Miscellaneous	8,647
TOTAL EXPENSES	4,737,047
Annual Shareholder Report
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Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(970,137)
Waiver of administrative personnel and services fee (Note 5)	(41,249)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(800)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(206,971)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(14,148)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(12,847)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(6,384)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(46,995)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,299,531)
Net expenses			$3,437,516
Net investment income			66,952
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $3,654)			50,795,889
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			13,614,723
Net realized and unrealized gain on investments and foreign currency transactions			64,410,612
Change in net assets resulting from operations			$64,477,564

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,952	$967,497
Net realized gain (loss) on investments and foreign currency transactions	50,795,889	(48,535,056)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	13,614,723	78,910,528
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,477,564	31,342,969
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(923,724)	—
Share Transactions:
Proceeds from sale of shares	63,014,617	36,250,249
Net asset value of shares issued to shareholders in payment of distributions declared	811,126	—
Cost of shares redeemed	(108,711,084)	(74,166,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,885,341)	(37,916,478)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	267,507
CHANGE IN NET ASSETS	18,668,499	(6,306,002)
Net Assets:
Beginning of period	322,440,529	328,746,531
End of period (including undistributed net investment income of $0 and $921,892, respectively)	$341,109,028	$322,440,529

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is appreciation of capital.

The Fund commenced offering Institutional Shares on January 29, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report

19

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Payable for foreign exchange contracts	$90

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(203)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(90)

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$32,484,985	$32,985,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	691,848	$20,423,526	1,397,467	$33,045,630
Shares issued to shareholders in payment of distributions declared	27,255	811,126	—	—
Shares redeemed	(3,115,445)	(92,946,615)	(2,461,333)	(58,201,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,396,342)	$(71,711,963)	(1,063,866)	$(25,155,808)
Year Ended October 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,369	$480,666	57,136	$1,200,561
Shares redeemed	(220,354)	(5,653,957)	(576,602)	(11,890,001)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(201,985)	$(5,173,291)	(519,466)	$(10,689,440)
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	30,551	$811,539	79,487	$1,664,287
Shares redeemed	(144,146)	(3,769,825)	(194,536)	(3,989,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(113,595)	$(2,958,286)	(115,049)	$(2,325,012)
Year Ended October 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,423	$188,978	14,774	$339,771
Shares redeemed	(4,781)	(142,213)	(3,666)	(85,989)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,642	$46,765	11,108	$253,782
Annual Shareholder Report
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	Period Ended 10/31/2010[1]		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,363,578	$41,109,908	—	$ —
Shares redeemed	(201,144)	(6,198,474)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,162,434	$34,911,434	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,547,846)	$(44,885,341)	(1,687,273)	$(37,916,478)
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for foreign currency transactions, partnership adjustments and net operating loss.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(303,586)	$(65,120)	$368,706

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$923,724	$ —

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$47,261,270
Capital loss carryforwards	$(69,885,951)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnership adjustments and the deferral of losses on wash sales.

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At October 31, 2010, the cost of investments for federal tax purposes was $323,643,841. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $47,273,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,474,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,201,043.

At October 31, 2010, the Fund had a capital loss carryforward of $69,885,951 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$661,947
2017	$69,224,004

The Fund used capital loss carryforwards of $41,898,367 to offset taxable capital gains realized during the year ended October 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser waived $944,489 of its fee. In addition, an affiliate of the Adviser reimbursed $240,350 of transfer and dividend disbursing agent fees and expenses.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. The Adviser fee waived as a result of this settlement is included in the $944,489 mentioned in the previous paragraph.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $41,249 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $5,944 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $5,295 in sales charges from the sale of Class A Shares. FSC also retained $311 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $15,129 of Service Fees for the year ended October 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC voluntarily reimbursed $800 of Service Fees. For the year ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), Annual Shareholder Report

27

respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. The Adviser previously agreed to maintain the management fee at 0.4975% for the period ending December 31, 2010, and this obligation will expire on that date. Accordingly, the management fee waivers will be reduced and the management fee of the Fund will increase after December 31, 2010, subject to the Fee Limit for each Class of Shares reflected above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $25,648. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	28,638,066	346,374,180	375,012,246	—	$ —	$18,092

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,504,009 and $3,516,639, respectively.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $46,995 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$866,132,264
Sales	$909,536,700
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8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $267,507 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 99.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 99.8% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Mid cap growth strategies fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid Cap Growth Strategies Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid Cap Growth Strategies Fund as of October 31, 2010 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Mid Cap Growth Strategies Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Annual Shareholder Report

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the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

40

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172198

Q450739 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Strategic Value Dividend Fund

Established 2005

(formerly, Federated Strategic Value Fund)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.85	$4.01	$6.36	$6.27	$5.21
Income From Investment Operations:
Net investment income	0.16[1]	0.15	0.27	0.27	0.25[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51	(0.15)	(2.05)	0.16	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.67	—	(1.78)	0.43	1.30
Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.28)	(0.25)	(0.22)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.16)	(0.16)	(0.57)	(0.34)	(0.24)
Net Asset Value, End of Period	$4.36	$3.85	$4.01	$6.36	$6.27
Total Return[2]	17.83%	0.31%	(30.13)%	6.96%	25.52%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.04%[3]	1.00%[3]	1.00%[3]	0.90%[3]
Net investment income	3.98%	4.38%	5.14%	4.03%	4.38%
Expense waiver/reimbursement[4]	0.19%	0.20%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$439,433	$358,589	$249,725	$555,896	$451,500
Portfolio turnover	20%	42%	48%	66%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04%, 1.04%, 1.00%, 0.99%, and 0.88%, for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.85	$4.02	$6.37	$6.28	$5.22
Income From Investment Operations:
Net investment income	0.13[1]	0.13	0.23	0.21	0.21[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	(0.17)	(2.05)	0.18	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.04)	(1.82)	0.39	1.26
Less Distributions:
Distributions from net investment income	(0.13)	(0.13)	(0.24)	(0.21)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.13)	(0.13)	(0.53)	(0.30)	(0.20)
Net Asset Value, End of Period	$4.37	$3.85	$4.02	$6.37	$6.28
Total Return[2]	17.21%	(0.69)%	(30.57)%	6.16%	24.53%
Ratios to Average Net Assets:
Net expenses	1.80%[3]	1.79%[3]	1.75%[3]	1.75%[3]	1.65%[3]
Net investment income	3.22%	3.65%	4.44%	3.33%	3.69%
Expense waiver/reimbursement[4]	0.19%	0.20%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$173,394	$123,604	$112,894	$217,849	$98,936
Portfolio turnover	20%	42%	48%	66%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.78%, 1.75%, 1.74%, and 1.63%, for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,084.90	$5.47
Class C Shares	$1,000	$1,083.20	$9.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.96	$5.30
Class C Shares	$1,000	$1,016.13	$9.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.04%
Class C Shares	1.80%
Annual Shareholder Report
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

The Fund's total returns, based on net asset value, for the 12-month reporting period ended October 31, 2010 was 17.83% for Class A Shares and 17.21% for Class C Shares. The total returns of the Dow Jones Select Dividend Index1 and the Standard and Poor's 500 Index (S&P 500),2 broad-based securities market indexes, were 23.31% and 16.52%, respectively, for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

The following discussion will focus on the performance of the Fund's Class A Shares.

Market Overview

There was a supportive environment during the reporting period for common stocks as we exited a low-quality post-recession rally and navigated through a choppy recovery. The onset of the fiscal year ushered in expectations of a broadening recovery, aided by a factory sector that began to rebuild inventories, a consumer who appeared to be loosening his grip on his wallet and a labor market that appeared on the verge of expanding again. While choppy economic reports in January and February offered setbacks, March brought clearer signs of a recovery that was gaining some steam.

Much of this optimism came undone as economic news first fueled then tempered a rally in equities. Where the first quarter offered support, the second quarter was downright abysmal. May's fears of spreading sovereign contagion in Europe were supplanted with June's fears of a potential double dip. The weakness in the jobs market seemed to carry over to consumer spending, which had slowed dramatically from its late-winter, early-spring levels. And the housing market plummeted following the expiration of the temporary buyer's tax credit.

1	The Dow Jones Select Dividend Index is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

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The stock market pulled off of June's lows, not so much on any significant improvement in economic fundamentals but on what was shaping up as another solid quarter for corporate earnings and guidance. If anything, the economic news was worse than expected, as manufacturing appeared to slow, private payrolls grew less than forecast and employment data still reflected businesses' hesitancy to hire. To the positive, the National Bureau of Economic Research reported that the longest and deepest recession of the post-World War II era ended a year-ago June, but for most American consumers, the recovery had yet to come.

The third quarter proved to be no less choppy. Europe's sovereign debt crisis appeared to be easing, with both bank and sovereign-debt spreads easing. Major equity indexes posted their best September - typically a difficult month - in seven decades, following their worst August in nine years. Overall, however, the bulk of news coming out of most reports was indicative of subpar growth for this stage of recovery and the still-soft economic data was simply not strong enough to ease fears of a double dip.

The fiscal year ended with the S&P 500 posting its best October in seven years and the blue-chip Dow Jones Industrial Average,3 its best in four. The rally, which built off of September's strong gains, defied not only what, seasonally, are two of the weakest performance months of the year but also much of the underlying economic data. Feeding the rally was the Federal Reserve's plans to undertake a new round of quantitative easing to pump more money into the economy on worries that the recovery is so weak that deflation may rear its head. But while October's reports did suggest the economy's summer slowdown was a soft patch and not something worse, i.e., the precursor to a double-dip recession, they hardly reflected an economy that was firing on all cylinders.

Fund Performance

As the market participants speculated about near-term performance, we maintained our focus on companies that offer high yield and the potential for dividend growth over time.4 To this end, the Fund delivered on its objective of providing a substantially higher than market yield, with a weighted median 5.24% yield.5 This compares to a 3.81% yield for the Dow Jones Select Dividend Index and a 1.83% yield for the S&P 500.6

3	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. Investments cannot be made directly in an average.
4	There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.
5	As of October 31, 2010, the 30-day SEC yield was 3.38% for Class A Shares. In the absence of temporary expense waivers or reimbursements the 30-day SEC yield would have been 3.21%. The weighted median yield is 5.24%.
6	Three year beta as of October 31, 2010, versus S&P 500 Index is calculated using monthly returns. Beta analyzes the market risk of a fund by10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

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Consistent with our goals, we noted that dividend growth continued to develop at an attractive pace. While 2008 and 2009 proved to be the worst dividend cutting episode in history, we were pleased to see the return of increasing dividends in 2010. To this point, through active portfolio management, the Fund experienced 42 dividend increases in the fiscal year. Some examples of compelling increases include Telefonica with an 18% increase, Altria and Phillip Morris International with 12% increases, and Kimberly Clark, Proctor & Gamble, Conocophillips and Johnson & Johnson, each with a 10% dividend increase. Again, the Fund is built on the thesis that the price appreciation of stocks ultimately follows their dividend trajectories.

With our investments in the dividend producing segment of the market and our low beta of 0.74, the Fund's short-term performance traditionally does not move in lock-step with broad market indicators. Performance in fiscal year 2010 was no exception as investors first dismissed the merits of a dividend- based style, then strongly embraced them. As we exited the most recent high risk, low quality, post-recession rally, we observed that investors turned their focus to high dividend, high quality, and low risk stocks midway into the fiscal year.

While the Fund outperformed the S&P 500 in the period, it underperformed the Dow Jones Select Dividend Index. This can be attributed to the benchmark's notably lower market capitalization, orientation toward higher beta and focus on lower yielding stocks which proved favorable in the post-recession rally. From a sector perspective, an overweight position coupled with negative stock selection within the Energy sector contributed -2.3% to total variance as commodity-linked, low yielding names outperformed our high-yielding, integrated providers. The Fund was further penalized by its lack of exposure to the Materials sector, a sector that posted the highest returns, yet affords little dividend opportunity. As a final point, hedging foreign currency risk contributed -1.7% to total return as well.

On the positive side of the ledger, the Fund gained 1.4% of relative contribution by a notable underweight position and positive stock selection within Financials. We avoided the lagging Commercial Banks and invested in the higher returning REITs instead. Further relative gains were achieved with positive stock selection within Utilities and Consumer Staples. Highest returns in Utilities included NStar, Dominion Resources and Southern Co., posting returns of 34.5%, 33.5% and 27.8% each. Highest returns in the Fund's Consumer Staples holdings included tobacco stocks, Altria Group and Reynolds American, posting respective returns of 50.1% and 43.2%.

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GROWTH OF A $10,000 INVESTMENT  –  CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Dividend Fund (Class A Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	11.46%
5 Years	0.95%
Start of Performance (3/30/2005)	1.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and the DJSDI are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT  –  CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Dividend Fund (Class C Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	16.21%
5 Years	1.33%
Start of Performance (3/30/2005)	2.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and the DJSDI are not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.

Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	23.9%
Telecommunication Services	20.1%
Health Care	15.3%
Utilities	15.1%
Energy	11.0%
Financials	10.8%
Consumer Discretionary	2.2%
Cash Equivalents[2]	1.9%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

October 31, 2010

Shares		Value
	COMMON STOCKS – 98.4%
	Consumer Discretionary – 2.2%
564,625	McDonald's Corp.	43,910,886
	Consumer Staples – 23.9%
1,402,085	Altria Group, Inc.	35,641,001
517,500	Clorox Co.	34,439,625
963,000	ConAgra Foods, Inc.	21,657,870
860,070	H.J. Heinz Co.	42,238,038
587,000	Kellogg Co.	29,502,620
986,725	Kimberly-Clark Corp.	62,499,161
428,400	Lorillard, Inc.	36,559,656
633,485	Philip Morris International, Inc.	37,058,873
362,770	Procter & Gamble Co.	23,061,289
667,931	Reynolds American, Inc.	43,348,722
631,975	The Coca-Cola Co.	38,752,707
2,128,802	Unilever PLC	61,397,379
	TOTAL	466,156,941
	Energy – 11.0%
610,880	Chevron Corp.	50,464,797
794,555	ConocoPhillips	47,196,567
2,237,425	Royal Dutch Shell PLC, Class B	71,694,879
851,840	Total S.A.	46,325,098
	TOTAL	215,681,341
	Financials – 10.8%
786,000	Cincinnati Financial Corp.	23,139,840
328,800	Gallagher (Arthur J.) & Co.	9,259,008
416,300	HCP, Inc.	14,990,963
771,500	Health Care REIT, Inc.	39,423,650
278,400	Mercury General Corp.	11,826,432
677,200	National Retail Properties, Inc.	18,352,120
2,513,200	New York Community Bancorp, Inc.	42,548,476
947,000	Omega Healthcare Investors	21,781,000
326,200	Realty Income Corp.	11,182,136
732,700	Senior Housing Properties Trust	17,504,203
	TOTAL	210,007,828
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Shares			Value
		Health Care – 15.3%
919,000		Abbott Laboratories	47,163,080
550,000		AstraZeneca PLC	27,711,374
1,811,815		Bristol-Myers Squibb Co.	48,737,824
1,161,815		Eli Lilly & Co.	40,895,888
3,475,473		GlaxoSmithKline PLC	68,021,966
1,055,315		Johnson & Johnson	67,191,906
		TOTAL	299,722,038
		Telecommunication Services – 20.1%
2,330,145		AT&T, Inc.	66,409,133
1,540,910		BCE, Inc.	51,685,980
1,089,030		CenturyLink, Inc.	45,064,061
2,371,698		Telefonica SA	63,972,197
1,912,955		Verizon Communications, Inc.	62,113,649
24,611,874		Vodafone Group PLC	66,983,507
2,851,785		Windstream Corp.	36,103,598
		TOTAL	392,332,125
		Utilities – 15.1%
1,842,000		CenterPoint Energy, Inc.	30,503,520
521,500		Consolidated Edison Co.	25,928,980
326,895		Dominion Resources, Inc.	14,206,857
3,393,900		Duke Energy Corp.	61,802,919
4,556,000		National Grid PLC	43,071,835
1,164,675		Progress Energy, Inc.	52,410,375
320,040		SCANA Corp.	13,070,434
1,404,928		Southern Co.	53,204,623
		TOTAL	294,199,543
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,756,457,711)	1,922,010,702
		MUTUAL FUND – 1.9%
37,095,521	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	37,095,521
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,793,553,232)[3]	1,959,106,223
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[4]	(5,718,609)
		TOTAL NET ASSETS — 100%	$1,953,387,614

Annual Shareholder Report

12

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/1/2010	6,052,600 Pound Sterling	$9,540,713	$157,676
Contracts Sold:
11/22/2010	31,600,000 Canadian Dollar	$30,624,013	$(344,538)
11/22/2010	30,800,000 Euro Currency	$39,610,956	$(3,246,424)
11/22/2010	78,200,000 Pound Sterling	$122,092,096	$(3,193,502)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(6,626,788)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and
Liabilities – Net.”

1	Affiliated company.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $1,793,686,191.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,421,146,485	$ —	$ —	$1,421,146,485
International	51,685,980	449,178,237	—	500,864,217
Mutual Fund	37,095,521	—	—	37,095,521
TOTAL SECURITIES	$1,509,927,986	$449,178,237	$ —	$1,959,106,223
OTHER FINANCIAL INSTRUMENTS*	$157,676	$(6,784,464)	$ —	$(6,626,788)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT — Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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14

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $37,095,521 of investments in an affiliated issuer (Note 5) (identified cost $1,793,553,232)		$1,959,106,223
Cash		42,203
Cash denominated in foreign currencies (identified cost $329)		329
Income receivable		6,513,950
Receivable for foreign exchange contracts		157,676
Receivable for investments sold		167,940
Receivable for shares sold		14,437,582
TOTAL ASSETS		1,980,425,903
Liabilities:
Payable for investments purchased	$16,586,052
Payable for shares redeemed	3,042,470
Payable for foreign exchange contracts	6,784,464
Income distribution payable	1,176
Payable for distribution services fee (Note 5)	106,308
Payable for shareholder services fee (Note 5)	290,679
Payable for Directors'/Trustees' fees	1,453
Accrued expenses	225,687
TOTAL LIABILITIES		27,038,289
Net assets for 446,696,241 shares outstanding		$1,953,387,614
Net Assets Consist of:
Paid-in capital		$2,066,076,892
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		158,830,731
Accumulated net realized loss on investments and foreign currency transactions		(271,642,534)
Undistributed net investment income		122,525
TOTAL NET ASSETS		$1,953,387,614
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,340,560,900 ÷ 306,314,955 shares outstanding), no par value, unlimited shares authorized	$4.38
Offering price per share	$4.38
Redemption proceeds per share	$4.38
Class A Shares:
Net asset value per share ($439,433,126 ÷ 100,712,425 shares outstanding), no par value, unlimited shares authorized	$4.36
Offering price per share (100/94.50 of $4.36)	$4.61
Redemption proceeds per share	$4.36
Class C Shares:
Net asset value per share ($173,393,588 ÷ 39,668,861 shares outstanding), no par value, unlimited shares authorized	$4.37
Offering price per share	$4.37
Redemption proceeds per share (99.00/100 of $4.37)	$4.33

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $50,107 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $743,983)		$55,110,500
Interest		135
TOTAL INCOME		55,110,635
Expenses:
Investment adviser fee (Note 5)	$8,298,467
Administrative personnel and services fee (Note 5)	863,811
Custodian fees	122,656
Transfer and dividend disbursing agent fees and expenses	1,272,375
Directors'/Trustees' fees	6,697
Auditing fees	23,543
Legal fees	6,537
Portfolio accounting fees	150,864
Distribution services fee — Class C Shares (Note 5)	1,070,751
Shareholder services fee — Class A Shares (Note 5)	923,928
Shareholder services fee — Class C Shares (Note 5)	356,435
Account administration fee — Class A Shares	3,939
Account administration fee — Class C Shares	482
Share registration costs	91,411
Printing and postage	106,096
Insurance premiums	5,883
Miscellaneous	4,947
TOTAL EXPENSES	13,308,822
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Statement of Operations — continued
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,025,580)
Waiver of administrative personnel and services fee (Note 5)	(21,793)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(14,832)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(2,062,205)
Net expenses			$11,246,617
Net investment income			43,864,018
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(3,457,624)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			162,298,804
Net realized and unrealized gain on investments and foreign currency transactions			158,841,180
Change in net assets resulting from operations			$202,705,198

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,864,018	$27,902,432
Net realized loss on investments and foreign currency transactions	(3,457,624)	(111,299,565)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	162,298,804	115,478,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	202,705,198	32,080,939
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,929,494)	(11,149,598)
Class A Shares	(15,198,007)	(12,436,345)
Class C Shares	(4,518,899)	(3,870,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,646,400)	(27,456,051)
Share Transactions:
Proceeds from sale of shares	1,309,543,774	558,427,866
Net asset value of shares issued to shareholders in payment of distributions declared	23,498,553	17,675,948
Cost of shares redeemed	(404,409,867)	(253,838,605)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	928,632,460	322,265,209
Change in net assets	1,087,691,258	326,890,097
Net Assets:
Beginning of period	865,696,356	538,806,259
End of period (including undistributed net investment income of $122,525 and $1,497,555, respectively)	$1,953,387,614	$865,696,356

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (formerly, Federated Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$157,676	Payable for foreign exchange contracts	$6,784,464

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(52,197)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,626,788)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	254,250,825	$1,058,925,361	83,605,179	$297,549,252
Shares issued to shareholders in payment of distributions declared	2,343,251	9,428,002	1,509,664	5,433,865
Shares redeemed	(49,734,963)	(203,201,111)	(29,490,952)	(105,551,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	206,859,113	$865,152,252	55,623,891	$197,431,920
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Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	45,267,839	$185,529,847	61,006,487	$216,116,030
Shares issued to shareholders in payment of distributions declared	2,585,596	10,383,068	2,533,845	9,093,307
Shares redeemed	(40,400,255)	(163,979,696)	(32,564,324)	(114,933,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,453,180	$31,933,219	30,976,008	$110,276,040
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,808,060	$65,088,566	12,456,454	$44,762,584
Shares issued to shareholders in payment of distributions declared	918,172	3,687,483	875,231	3,148,776
Shares redeemed	(9,146,625)	(37,229,060)	(9,350,190)	(33,354,111)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,579,607	$31,546,989	3,981,495	$14,557,249
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	221,891,900	$928,632,460	90,581,394	$322,265,209

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,592,648)	$1,592,648

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$43,646,400	$27,456,051

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As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$122,525
Net unrealized appreciation	$165,482,236
Capital loss carryforwards	$(278,294,039)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2010, the cost of investments for federal tax purposes was $1,793,686,191. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation /depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $165,420,032. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $166,149,512 and net unrealized depreciation from investments for those securities having an excess of cost over value of $729,480.

At October 31, 2010, the Fund had a capital loss carryforward of $278,294,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322
2018	$8,649,440

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $1,999,379 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,793 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $372,820 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $144,873 in sales charges from the sale of Class A Shares. FSC also retained $650 of CDSC relating to redemptions of Class A Shares and $10,401 relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC received $9,241 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05%, and 1.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $26,201. Transactions with the affiliated company during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	6,587,253	836,920,137	806,411,869	37,095,521	$37,095,521	$50,107

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $14,832 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$1,104,706,693
Sales	$217,066,901
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 89.4% qualify for the dividend received deduction available to corporate shareholders.

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29

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Strategic Value Dividend Fund:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Dividend Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

38

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Annual Shareholder Report

39

the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 20 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

40

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578

33982 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Federated Strategic Value Dividend Fund

(formerly, Federated Strategic Value Fund)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.86	$4.02	$6.37	$6.28	$5.22
Income From Investment Operations:
Net investment income	0.17[1]	0.17	0.28	0.27	0.26[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	(0.16)	(2.05)	0.18	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.01	(1.77)	0.45	1.31
Less Distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.29)	(0.27)	(0.23)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.17)	(0.17)	(0.58)	(0.36)	(0.25)
Net Asset Value, End of Period	$4.38	$3.86	$4.02	$6.37	$6.28
Total Return[2]	18.34%	0.55%	(29.92)%	7.20%	25.78%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	0.80%[3]	0.75%[3]	0.75%[3]	0.65%[3]
Net investment income	4.14%	4.59%	5.67%	4.29%	4.65%
Expense waiver/reimbursement[4]	0.19%	0.19%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,340,561	$383,503	$176,187	$199,630	$84,192
Portfolio turnover	20%	42%	48%	66%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.75%, 0.74%, and 0.63%, for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,088.40	$4.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.17	$4.08
1	Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended October 31, 2010 was 18.34% for Institutional Shares. The total returns of the Dow Jones Select Dividend Index1 and the Standard and Poor's 500 Index (S&P 500),2 broad-based securities market indexes, were 23.31% and 16.52%, respectively, for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

Market Overview

There was a supportive environment during the reporting period for common stocks as we exited a low-quality post-recession rally and navigated through a choppy recovery. The onset of the fiscal year ushered in expectations of a broadening recovery, aided by a factory sector that began to rebuild inventories, a consumer who appeared to be loosening his grip on his wallet and a labor market that appeared on the verge of expanding again. While choppy economic reports in January and February offered setbacks, March brought clearer signs of a recovery that was gaining some steam.

Much of this optimism came undone as economic news first fueled then tempered a rally in equities. Where the first quarter offered support, the second quarter was downright abysmal. May's fears of spreading sovereign contagion in Europe were supplanted with June's fears of a potential double dip. The weakness in the jobs market seemed to carry over to consumer spending, which had slowed dramatically from its late-winter, early-spring levels. And the housing market plummeted following the expiration of the temporary buyer's tax credit.

1	The Dow Jones Select Dividend Index is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

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The stock market pulled off of June's lows, not so much on any significant improvement in economic fundamentals but on what was shaping up as another solid quarter for corporate earnings and guidance. If anything, the economic news was worse than expected, as manufacturing appeared to slow, private payrolls grew less than forecast and employment data still reflected businesses' hesitancy to hire. To the positive, the National Bureau of Economic Research reported that the longest and deepest recession of the post-World War II era ended a year ago June, but for most American consumers, the recovery had yet to come.

The third quarter proved to be no less choppy. Europe's sovereign debt crisis appeared to be easing, with both bank- and sovereign-debt spreads easing. Major equity indexes posted their best September  —  typically a difficult month  —  in seven decades, following their worst August in nine years. Overall, however, the bulk of news coming out of most reports was indicative of subpar growth for this stage of recovery and the still-soft economic data was simply not strong enough to ease fears of a double dip.

The fiscal year ended with the S&P 500 posting its best October in seven years and the blue-chip Dow Jones Industrial Average,3 its best in four. The rally, which built off of September's strong gains, defied not only what, seasonally, are two of the weakest performance months of the year but also much of the underlying economic data. Feeding the rally was the Federal Reserve's plans to undertake a new round of quantitative easing to pump more money into the economy on worries that the recovery is so weak that deflation may rear its head. But while October's reports did suggest the economy's summer slowdown was a soft patch and not something worse, i.e., the precursor to a double-dip recession, they hardly reflected an economy that was firing on all cylinders.

3	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. Investments cannot be made directly in an average.

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4

Fund Performance

As the market participants speculated about near-term performance, we maintained our focus on companies that offer high yield and the potential for dividend growth over time.4 To this end, the Fund delivered on its objective of providing a substantially higher than market yield, with a weighted median 5.24% yield.5 This compares to a 3.81% yield for the Dow Jones Select Dividend Index and a 1.83% yield for the S&P 500.6

With our investments in the dividend producing segment of the market and our low beta of 0.74, the Fund's short-term performance traditionally does not move in lock-step with broad market indicators. Performance in fiscal year 2010 was no exception as investors first dismissed the merits of a dividend-based style, then strongly embraced them. As we exited the most recent high-risk, low-quality, post-recession rally, we observed that investors turned their focus to high dividend, high quality, and low risk stocks midway into the fiscal year.

4	There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.
5	As of October 31, 2010, the 30-day SEC yield was 3.79%. In the absence of temporary expense waivers or reimbursement the 30-day SEC yield would have been 3.62%. The weighted median yield is 5.24%.
6	Three year beta as of October 31, 2010, versus S&P 500 Index is calculated using monthly returns. Beta analyzes the market risk of a fund by 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.
Consistent with our goals, we noted that dividend growth continued to develop at an attractive pace. While 2008 and 2009 proved to be the worst dividend cutting episode in history, we were pleased to see the return of increasing dividends in 2010. To this point, through active portfolio management, the Fund experienced 42 dividend increases in the fiscal year. Some examples of compelling increases include Telefonica with an 18% increase, Altria and Phillip Morris International with 12% increases, and Kimberly Clark, Proctor & Gamble, Conocophillips and Johnson & Johnson, each with a 10% dividend increase. Again, the Fund is built on the thesis that the price appreciation of stocks ultimately follows their dividend trajectories.

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5

While the Fund outperformed the S&P 500 in the period, it underperformed the Dow Jones Select Dividend Index. This can be attributed to the benchmark's notably lower market capitalization, orientation toward higher beta and focus on lower-yielding stocks which proved favorable in the post-recession rally. From a sector perspective, an overweight position coupled with negative stock selection within the Energy sector contributed -2.3% to total variance as commodity-linked, low yielding names outperformed our high-yielding, integrated providers. The Fund was further penalized by its lack of exposure to the Materials sector, a sector that posted the highest returns, yet affords little dividend opportunity. As a final point, hedging foreign currency risk contributed -1.7% to total return as well.

On the positive side of the ledger, the Fund gained 1.4% of relative contribution by a notable underweight position and positive stock selection within Financials. We avoided the lagging Commercial Banks and invested in the higher returning REITs instead. Further relative gains were achieved with positive stock selection within Utilities and Consumer Staples. Highest returns in Utilities included NStar, Dominion Resources and Southern Co., posting returns of 34.5%, 33.5% and 27.8% each. Highest returns in the Fund's Consumer Staples holdings included tobacco stocks, Altria Group and Reynolds American, posting respective returns of 50.1% and 43.2%.

Annual Shareholder Report

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GROWTH OF A $10,000 INVESTMENT  –  INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Dividend Fund (Institutional Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500),2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns for the Period Ended 10/31/2010
1 Year	18.34%
5 Years	2.37%
Start of Performance (3/30/2005)	3.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a divided-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and DJSDI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	23.9%
Telecommunication Services	20.1%
Health Care	15.3%
Utilities	15.1%
Energy	11.0%
Financials	10.8%
Consumer Discretionary	2.2%
Cash Equivalents[2]	1.9%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

October 31, 2010

Shares		Value
	COMMON STOCKS – 98.4%
	Consumer Discretionary – 2.2%
564,625	McDonald's Corp.	43,910,886
	Consumer Staples – 23.9%
1,402,085	Altria Group, Inc.	35,641,001
517,500	Clorox Co.	34,439,625
963,000	ConAgra Foods, Inc.	21,657,870
860,070	H.J. Heinz Co.	42,238,038
587,000	Kellogg Co.	29,502,620
986,725	Kimberly-Clark Corp.	62,499,161
428,400	Lorillard, Inc.	36,559,656
633,485	Philip Morris International, Inc.	37,058,873
362,770	Procter & Gamble Co.	23,061,289
667,931	Reynolds American, Inc.	43,348,722
631,975	The Coca-Cola Co.	38,752,707
2,128,802	Unilever PLC	61,397,379
	TOTAL	466,156,941
	Energy – 11.0%
610,880	Chevron Corp.	50,464,797
794,555	ConocoPhillips	47,196,567
2,237,425	Royal Dutch Shell PLC, Class B	71,694,879
851,840	Total S.A.	46,325,098
	TOTAL	215,681,341
	Financials – 10.8%
786,000	Cincinnati Financial Corp.	23,139,840
328,800	Gallagher (Arthur J.) & Co.	9,259,008
416,300	HCP, Inc.	14,990,963
771,500	Health Care REIT, Inc.	39,423,650
278,400	Mercury General Corp.	11,826,432
677,200	National Retail Properties, Inc.	18,352,120
2,513,200	New York Community Bancorp, Inc.	42,548,476
947,000	Omega Healthcare Investors	21,781,000
326,200	Realty Income Corp.	11,182,136
732,700	Senior Housing Properties Trust	17,504,203
	TOTAL	210,007,828
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Shares			Value
		Health Care – 15.3%
919,000		Abbott Laboratories	47,163,080
550,000		AstraZeneca PLC	27,711,374
1,811,815		Bristol-Myers Squibb Co.	48,737,824
1,161,815		Eli Lilly & Co.	40,895,888
3,475,473		GlaxoSmithKline PLC	68,021,966
1,055,315		Johnson & Johnson	67,191,906
		TOTAL	299,722,038
		Telecommunication Services – 20.1%
2,330,145		AT&T, Inc.	66,409,133
1,540,910		BCE, Inc.	51,685,980
1,089,030		CenturyLink, Inc.	45,064,061
2,371,698		Telefonica SA	63,972,197
1,912,955		Verizon Communications, Inc.	62,113,649
24,611,874		Vodafone Group PLC	66,983,507
2,851,785		Windstream Corp.	36,103,598
		TOTAL	392,332,125
		Utilities – 15.1%
1,842,000		CenterPoint Energy, Inc.	30,503,520
521,500		Consolidated Edison Co.	25,928,980
326,895		Dominion Resources, Inc.	14,206,857
3,393,900		Duke Energy Corp.	61,802,919
4,556,000		National Grid PLC	43,071,835
1,164,675		Progress Energy, Inc.	52,410,375
320,040		SCANA Corp.	13,070,434
1,404,928		Southern Co.	53,204,623
		TOTAL	294,199,543
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,756,457,711)	1,922,010,702
		MUTUAL FUND – 1.9%
37,095,521	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	37,095,521
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,793,553,232)[3]	1,959,106,223
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[4]	(5,718,609)
		TOTAL NET ASSETS — 100%	$1,953,387,614

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10

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/1/2010	6,052,600 Pound Sterling	$9,540,713	$157,676
Contracts Sold:
11/22/2010	31,600,000 Canadian Dollar	$30,624,013	$(344,538)
11/22/2010	30,800,000 Euro Currency	$39,610,956	$(3,246,424)
11/22/2010	78,200,000 Pound Sterling	$122,092,096	$(3,193,502)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(6,626,788)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and
Liabilities – Net.”

1	Affiliated company.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $1,793,686,191.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,421,146,485	$ —	$ —	$1,421,146,485
International	51,685,980	449,178,237	—	500,864,217
Mutual Fund	37,095,521	—	—	37,095,521
TOTAL SECURITIES	$1,509,927,986	$449,178,237	$ —	$1,959,106,223
OTHER FINANCIAL INSTRUMENTS*	$157,676	$(6,784,464)	$ —	$(6,626,788)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT — Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $37,095,521 of investments in an affiliated issuer (Note 5) (identified cost $1,793,553,232)		$1,959,106,223
Cash		42,203
Cash denominated in foreign currencies (identified cost $329)		329
Income receivable		6,513,950
Receivable for foreign exchange contracts		157,676
Receivable for investments sold		167,940
Receivable for shares sold		14,437,582
TOTAL ASSETS		1,980,425,903
Liabilities:
Payable for investments purchased	$16,586,052
Payable for shares redeemed	3,042,470
Payable for foreign exchange contracts	6,784,464
Income distribution payable	1,176
Payable for distribution services fee (Note 5)	106,308
Payable for shareholder services fee (Note 5)	290,679
Payable for Directors'/Trustees' fees	1,453
Accrued expenses	225,687
TOTAL LIABILITIES		27,038,289
Net assets for 446,696,241 shares outstanding		$1,953,387,614
Net Assets Consist of:
Paid-in capital		$2,066,076,892
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		158,830,731
Accumulated net realized loss on investments and foreign currency transactions		(271,642,534)
Undistributed net investment income		122,525
TOTAL NET ASSETS		$1,953,387,614
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,340,560,900 ÷ 306,314,955 shares outstanding), no par value, unlimited shares authorized	$4.38
Offering price per share	$4.38
Redemption proceeds per share	$4.38
Class A Shares:
Net asset value per share ($439,433,126 ÷ 100,712,425 shares outstanding), no par value, unlimited shares authorized	$4.36
Offering price per share (100/94.50 of $4.36)	$4.61
Redemption proceeds per share	$4.36
Class C Shares:
Net asset value per share ($173,393,588 ÷ 39,668,861 shares outstanding), no par value, unlimited shares authorized	$4.37
Offering price per share	$4.37
Redemption proceeds per share (99.00/100 of $4.37)	$4.33

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended October 31, 2010

Investment Income:
Dividends (including $50,107 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $743,983)		$55,110,500
Interest		135
TOTAL INCOME		55,110,635
Expenses:
Investment adviser fee (Note 5)	$8,298,467
Administrative personnel and services fee (Note 5)	863,811
Custodian fees	122,656
Transfer and dividend disbursing agent fees and expenses	1,272,375
Directors'/Trustees' fees	6,697
Auditing fees	23,543
Legal fees	6,537
Portfolio accounting fees	150,864
Distribution services fee — Class C Shares (Note 5)	1,070,751
Shareholder services fee — Class A Shares (Note 5)	923,928
Shareholder services fee — Class C Shares (Note 5)	356,435
Account administration fee — Class A Shares	3,939
Account administration fee — Class C Shares	482
Share registration costs	91,411
Printing and postage	106,096
Insurance premiums	5,883
Miscellaneous	4,947
TOTAL EXPENSES	13,308,822
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Statement of Operations — continued
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,025,580)
Waiver of administrative personnel and services fee (Note 5)	(21,793)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(14,832)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(2,062,205)
Net expenses			$11,246,617
Net investment income			43,864,018
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(3,457,624)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			162,298,804
Net realized and unrealized gain on investments and foreign currency transactions			158,841,180
Change in net assets resulting from operations			$202,705,198

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,864,018	$27,902,432
Net realized loss on investments and foreign currency transactions	(3,457,624)	(111,299,565)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	162,298,804	115,478,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	202,705,198	32,080,939
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,929,494)	(11,149,598)
Class A Shares	(15,198,007)	(12,436,345)
Class C Shares	(4,518,899)	(3,870,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,646,400)	(27,456,051)
Share Transactions:
Proceeds from sale of shares	1,309,543,774	558,427,866
Net asset value of shares issued to shareholders in payment of distributions declared	23,498,553	17,675,948
Cost of shares redeemed	(404,409,867)	(253,838,605)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	928,632,460	322,265,209
Change in net assets	1,087,691,258	326,890,097
Net Assets:
Beginning of period	865,696,356	538,806,259
End of period (including undistributed net investment income of $122,525 and $1,497,555, respectively)	$1,953,387,614	$865,696,356

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (formerly, Federated Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report

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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$157,676	Payable for foreign exchange contracts	$6,784,464

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(52,197)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,626,788)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	254,250,825	$1,058,925,361	83,605,179	$297,549,252
Shares issued to shareholders in payment of distributions declared	2,343,251	9,428,002	1,509,664	5,433,865
Shares redeemed	(49,734,963)	(203,201,111)	(29,490,952)	(105,551,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	206,859,113	$865,152,252	55,623,891	$197,431,920
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Year Ended October 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	45,267,839	$185,529,847	61,006,487	$216,116,030
Shares issued to shareholders in payment of distributions declared	2,585,596	10,383,068	2,533,845	9,093,307
Shares redeemed	(40,400,255)	(163,979,696)	(32,564,324)	(114,933,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,453,180	$31,933,219	30,976,008	$110,276,040
Year Ended October 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,808,060	$65,088,566	12,456,454	$44,762,584
Shares issued to shareholders in payment of distributions declared	918,172	3,687,483	875,231	3,148,776
Shares redeemed	(9,146,625)	(37,229,060)	(9,350,190)	(33,354,111)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,579,607	$31,546,989	3,981,495	$14,557,249
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	221,891,900	$928,632,460	90,581,394	$322,265,209

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,592,648)	$1,592,648

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$43,646,400	$27,456,051

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As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$122,525
Net unrealized appreciation	$165,482,236
Capital loss carryforwards	$(278,294,039)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2010, the cost of investments for federal tax purposes was $1,793,686,191. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation /depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $165,420,032. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $166,149,512 and net unrealized depreciation from investments for those securities having an excess of cost over value of $729,480.

At October 31, 2010, the Fund had a capital loss carryforward of $278,294,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322
2018	$8,649,440

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $1,999,379 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,793 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2010, FSC retained $372,820 of fees paid by the Fund. For the year ended October 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2010, FSC retained $144,873 in sales charges from the sale of Class A Shares. FSC also retained $650 of CDSC relating to redemptions of Class A Shares and $10,401 relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2010, FSSC received $9,241 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05%, and 1.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $26,201. Transactions with the affiliated company during the year ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	6,587,253	836,920,137	806,411,869	37,095,521	$37,095,521	$50,107

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2010, the Fund's expenses were reduced by $14,832 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2010, were as follows:

Purchases	$1,104,706,693
Sales	$217,066,901
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2010, 89.4% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Strategic Value Dividend Fund:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Dividend Fund (the “Fund”) (one of the portfolios constituting Federated Equity Funds), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
32

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report
33

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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34

Evaluation and Approval of Advisory Contract – May 2010

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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35

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

36

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Annual Shareholder Report

37

the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 20 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report

38

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

37795 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $379,900

Fiscal year ended 2009 - $375,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $7,510

Fiscal year ended 2009 - $0

Audit Committee meetings and audit procedures in connection with fund reorganization.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,288 and $5,000 respectively.  Fiscal year ended 2010- Audit consent fees for N-14 merger documents and new share class prospectus.  Fiscal year ended 2009- Audit consent fee for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,356 and $152,005 respectively.  Fiscal year ended 2010- Service fee for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2009 – Discussion on accounting related to REMICs, fees related to technical assistance and valuation matters for various fund acquisitions, and service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $514,701

Fiscal year ended 2009 - $344,038

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010